PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited)

Voya Intermediate Bond Fund
0
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 26.3%
Basic Materials : 0.8%
1,748,000
(1)(2)
Anglo American
Capital PLC, 5.500%,
05/02/2033 $ 1,817,378
0.0
4,750,000  AngloGold Ashanti
Holdings PLC, 3.750%,
10/01/2030 4,565,534
0.1
3,274,000  BHP Billiton Finance
USA Ltd., 5.125%,
02/21/2032 3,398,592
0.0
2,518,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 2,624,246
0.0
1,775,000
(1)(2)
Capstone Copper Corp.,
6.750%,
03/31/2033 1,843,526
0.0
3,600,000
(2)
Cleveland-Cliffs, Inc.,
7.625%,
01/15/2034 3,764,830
0.1
2,550,000
(2)
Commercial Metals Co.,
6.000%,
12/15/2035 2,615,626
0.0
5,200,000
(2)
Corp Nacional del
Cobre de Chile,
5.950%,
01/08/2034 5,444,296
0.1
8,425,000
(2)
Corp Nacional del
Cobre de Chile,
6.330%,
01/13/2035 8,985,263
0.1
3,250,000
(2)
Corp Nacional del
Cobre de Chile,
6.440%,
01/26/2036 3,524,300
0.0
3,889,000
(2)
Corp Nacional del
Cobre de Chile,
6.780%,
01/13/2055 4,196,464
0.1
1,500,000
(1)(2)
Inversiones CMPC SA,
6.125%,
02/26/2034 1,542,945
0.0
1,825,000
(2)
NOVA Chemicals Corp.,
7.000%,
12/01/2031 1,949,801
0.0
3,175,000
(2)
Novelis Corp., 4.750%,
01/30/2030 3,070,733
0.0
4,078,000
(1)
Nucor Corp., 5.100%,
06/01/2035 4,175,341
0.1
1,605,000
(1)(2)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 1,478,066
0.0
277,000  Nutrien Ltd., 5.875%,
12/01/2036 290,954
0.0
6,800,000
(2)
OCP SA, 6.750%,
05/02/2034 7,350,460
0.1
2,745,000
(1)(2)
Olin Corp., 6.625%,
04/01/2033 2,727,758
0.0
3,321,000  Rio Tinto Finance
USA PLC, 5.000%,
03/14/2032 3,431,229
0.0
3,500,000
(2)
Sociedad Quimica y
Minera de Chile SA,
5.500%,
09/10/2034 3,545,605
0.1
2,599,000
(1)
Steel Dynamics, Inc.,
1.650%,
10/15/2027 2,498,498
0.0
74,841,445
0.8
Communications : 2.6%
3,749,000
(1)
Alphabet, Inc., 4.500%,
05/15/2035 3,731,007
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
4,445,000  Alphabet, Inc., 4.700%,
11/15/2035 $ 4,447,829
0.1
1,255,000  Alphabet, Inc., 5.300%,
05/15/2065 1,181,242
0.0
4,445,000  Alphabet, Inc., 5.450%,
11/15/2055 4,363,566
0.1
2,820,000  Alphabet, Inc., 5.700%,
11/15/2075 2,777,940
0.0
2,352,000  Amazon.com, Inc.,
2.100%,
05/12/2031 2,125,996
0.0
3,158,000  Amazon.com, Inc.,
4.350%,
03/20/2033 3,148,633
0.0
6,316,000  Amazon.com, Inc.,
4.650%,
11/20/2035 6,292,927
0.1
6,755,000  Amazon.com, Inc.,
5.450%,
11/20/2055 6,597,823
0.1
6,080,000  Amazon.com, Inc.,
5.550%,
11/20/2065 5,902,296
0.1
5,080,000  AppLovin Corp.,
5.125%,
12/01/2029 5,212,412
0.1
4,192,000  AppLovin Corp.,
5.375%,
12/01/2031 4,352,887
0.1
2,095,000
(2)
Arches Buyer, Inc.,
4.250%,
06/01/2028 2,057,715
0.0
944,000  AT&T, Inc., 3.800%,
12/01/2057 649,826
0.0
355,000  AT&T, Inc., 4.500%,
05/15/2035 341,409
0.0
2,780,000  AT&T, Inc., 4.550%,
11/01/2032 2,762,853
0.0
5,545,000  AT&T, Inc., 4.900%,
11/01/2035 5,478,685
0.1
1,903,000  AT&T, Inc., 4.900%,
08/15/2037 1,855,081
0.0
2,774,000  AT&T, Inc., 6.050%,
08/15/2056 2,800,715
0.0
2,805,000
(2)
Beignet Investor LLC,
6.581%,
05/30/2049 2,966,031
0.0
5,185,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 4,657,075
0.1
1,389,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.800%,
04/01/2031 1,250,413
0.0
4,168,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.900%,
06/01/2052 2,693,829
0.0
902,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.400%,
12/01/2061 590,562
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
1,674,000
(1)
Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 $ 1,258,726
0.0
2,458,000
(1)
Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.250%,
04/01/2053 1,947,203
0.0
4,569,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.100%,
06/01/2029 4,770,659
0.1
2,424,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.550%,
06/01/2034 2,550,358
0.0
3,233,000  Cisco Systems, Inc.,
4.950%,
02/26/2031 3,354,255
0.0
4,678,000  Cisco Systems, Inc.,
4.950%,
02/24/2032 4,830,235
0.1
1,101,000
(1)
Cisco Systems, Inc.,
5.100%,
02/24/2035 1,131,803
0.0
1,668,000
(1)
Comcast Corp.,
1.500%,
02/15/2031 1,450,782
0.0
1,554,000  Comcast Corp.,
1.950%,
01/15/2031 1,385,897
0.0
3,517,000  Comcast Corp.,
2.650%,
02/01/2030 3,320,685
0.0
1,562,000
(1)
Comcast Corp.,
3.200%,
07/15/2036 1,333,315
0.0
1,652,000  Comcast Corp.,
3.900%,
03/01/2038 1,440,944
0.0
1,191,000
(1)
Comcast Corp.,
5.300%,
06/01/2034 1,227,897
0.0
3,975,000
(2)
Directv Financing LLC,
8.875%,
02/01/2030 4,026,850
0.1
2,500,000
(1)(2)
GCI LLC, 4.750%,
10/15/2028 2,440,496
0.0
2,325,000
(1)(2)
Gray Media, Inc.,
7.250%,
08/15/2033 2,377,147
0.0
1,115,000
(2)
Level 3 Financing, Inc.,
6.875%,
06/30/2033 1,141,869
0.0
3,425,000
(1)(2)
Match Group Holdings
II LLC, 3.625%,
10/01/2031 3,158,539
0.0
4,355,000  Meta Platforms, Inc.,
4.200%,
11/15/2030 4,365,319
0.1
3,225,000  Meta Platforms, Inc.,
4.600%,
11/15/2032 3,251,856
0.0
5,191,000
(1)
Meta Platforms, Inc.,
4.750%,
08/15/2034 5,236,040
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
4,305,000  Meta Platforms, Inc.,
4.875%,
11/15/2035 $ 4,300,900
0.1
3,617,000  Meta Platforms, Inc.,
5.400%,
08/15/2054 3,367,963
0.0
5,625,000  Meta Platforms, Inc.,
5.500%,
11/15/2045 5,465,386
0.1
3,792,000  Meta Platforms, Inc.,
5.550%,
08/15/2064 3,520,309
0.1
3,380,000  Meta Platforms, Inc.,
5.625%,
11/15/2055 3,246,586
0.0
3,380,000  Meta Platforms, Inc.,
5.750%,
11/15/2065 3,226,885
0.0
2,016,000  Motorola Solutions, Inc.,
5.000%,
04/15/2029 2,066,229
0.0
2,570,000
(1)
Motorola Solutions, Inc.,
5.550%,
08/15/2035 2,672,344
0.0
1,960,000
(2)
NBN Co. Ltd., 1.450%,
05/05/2026 1,943,367
0.0
3,097,000
(2)
NBN Co. Ltd., 1.625%,
01/08/2027 3,027,579
0.0
1,169,000
(1)(2)
NBN Co. Ltd., 2.500%,
01/08/2032 1,049,203
0.0
1,762,000
(1)(2)
NBN Co. Ltd., 6.000%,
10/06/2033 1,912,485
0.0
3,254,000
(1)
Netflix, Inc., 5.875%,
11/15/2028 3,422,512
0.0
2,000,000
(1)(2)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 4.625%,
03/15/2030 1,957,415
0.0
2,500,000
(1)(2)
Sirius XM Radio, Inc.,
5.500%,
07/01/2029 2,521,905
0.0
3,190,000
(1)(2)
Snap, Inc., 6.875%,
03/15/2034 3,286,950
0.0
3,085,000
(2)
SoftBank Corp.,
4.699%,
07/09/2030 3,097,490
0.0
6,281,000  Sprint Capital Corp.,
6.875%,
11/15/2028 6,742,504
0.1
4,202,000  Sprint Capital Corp.,
8.750%,
03/15/2032 5,084,498
0.1
1,970,000
(1)(2)
Stagwell Global LLC,
5.625%,
08/15/2029 1,922,548
0.0
1,506,000  Time Warner Cable
LLC, 5.500%,
09/01/2041 1,324,224
0.0
539,000  Time Warner Cable
LLC, 5.875%,
11/15/2040 499,225
0.0
1,000,000
(1)
T-Mobile USA, Inc.,
2.050%,
02/15/2028 960,328
0.0
593,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 591,666
0.0
1,588,000  T-Mobile USA, Inc.,
2.625%,
02/15/2029 1,516,207
0.0
199,000  T-Mobile USA, Inc.,
3.000%,
02/15/2041 148,369
0.0
780,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 760,415
0.0
5,740,000  T-Mobile USA, Inc.,
3.500%,
04/15/2031 5,489,848
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
4,598,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 $ 4,522,441
0.1
463,000  T-Mobile USA, Inc.,
4.375%,
04/15/2040 415,548
0.0
3,115,000
(1)
T-Mobile USA, Inc.,
5.300%,
05/15/2035 3,195,141
0.0
2,701,000  Uber Technologies, Inc.,
4.300%,
01/15/2030 2,719,854
0.0
2,043,000
(1)(2)
Uber Technologies, Inc.,
4.500%,
08/15/2029 2,047,082
0.0
5,979,000
(1)
Uber Technologies, Inc.,
5.350%,
09/15/2054 5,706,049
0.1
249,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 219,289
0.0
2,111,000  Verizon
Communications, Inc.,
2.355%,
03/15/2032 1,860,932
0.0
252,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 230,214
0.0
744,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 718,218
0.0
2,542,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 2,414,158
0.0
3,880,000  Verizon
Communications, Inc.,
5.000%,
01/15/2036 3,848,564
0.1
5,965,000  Verizon
Communications, Inc.,
5.875%,
11/30/2055 5,897,533
0.1
4,580,000  Verizon
Communications, Inc.,
6.000%,
11/30/2065 4,525,147
0.1
2,875,000
(2)
Versant Media
Group, Inc., 7.250%,
01/30/2031 2,967,731
0.0
2,500,000
(1)(2)
Viasat, Inc., 5.625%,
04/15/2027 2,505,714
0.0
3,400,000
(2)
Vmed O2 UK Financing
I PLC, 6.750%,
01/15/2033 3,373,770
0.0
2,230,000
(2)
WULF Compute LLC,
7.750%,
10/15/2030 2,299,149
0.0
258,831,501
2.6
Consumer, Cyclical : 2.4%
2,450,000
(2)
1011778 BC ULC /
New Red Finance, Inc.,
4.000%,
10/15/2030 2,336,159
0.0
3,065,000
(1)(2)
Advance Auto
Parts, Inc., 7.375%,
08/01/2033 3,079,344
0.0
243,062  American Airlines
Pass Through Trust
2015-2, AA, 3.600%,
03/22/2029 240,881
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,442,420  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 $ 1,428,367
0.0
2,094,264  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 2,049,776
0.0
4,002,932  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 3,890,121
0.1
2,925,000
(1)(2)
American Axle &
Manufacturing, Inc.,
7.750%,
10/15/2033 2,980,981
0.0
3,284,000  American Honda
Finance Corp., 4.700%,
01/12/2028 3,331,638
0.0
1,774,000  American Honda
Finance Corp., 5.650%,
11/15/2028 1,852,508
0.0
4,049,000  American Honda
Finance Corp., GMTN,
4.850%,
10/23/2031 4,125,739
0.1
1,176,000  AutoZone, Inc., 6.250%,
11/01/2028 1,243,108
0.0
3,970,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 3,945,376
0.1
1,943,000
(2)
BMW US Capital LLC,
5.050%,
03/21/2030 1,995,013
0.0
1,249,000  BorgWarner, Inc.,
5.400%,
08/15/2034 1,288,427
0.0
2,415,000
(1)(2)
Cinemark USA, Inc.,
7.000%,
08/01/2032 2,507,753
0.0
816,379  Delta Air Lines Pass
Through Trust 2015-1,
AA, 3.625%,
01/30/2029 807,573
0.0
3,937,000  Delta Air Lines, Inc.,
5.250%,
07/10/2030 4,047,503
0.1
558,406
(2)
Delta Air Lines, Inc.
/ SkyMiles IP Ltd.,
4.750%,
10/20/2028 561,890
0.0
2,681,000  Ford Motor Co.,
3.250%,
02/12/2032 2,363,553
0.0
2,853,000
(1)
Ford Motor Credit
Co. LLC, 3.625%,
06/17/2031 2,615,116
0.0
4,797,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 4,760,145
0.1
3,033,000  Ford Motor Credit
Co. LLC, 5.113%,
05/03/2029 3,038,625
0.0
599,000  General Motors Co.,
6.250%,
10/02/2043 608,019
0.0
4,038,000  General Motors
Financial Co., Inc.,
2.350%,
01/08/2031 3,633,006
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
4,322,000
(1)
General Motors
Financial Co., Inc.,
4.900%,
10/06/2029 $ 4,391,717
0.1
7,102,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 7,367,572
0.1
6,474,000
(1)
General Motors
Financial Co., Inc.,
5.900%,
01/07/2035 6,753,670
0.1
1,044,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 1,107,162
0.0
3,038,000
(1)
General Motors
Financial Co., Inc.,
6.150%,
07/15/2035 3,202,797
0.0
6,112,000  Honda Motor Co. Ltd.,
4.688%,
07/08/2030 6,191,039
0.1
3,264,000  Honda Motor Co. Ltd.,
5.337%,
07/08/2035 3,336,302
0.0
1,300,000  Hyatt Hotels Corp.,
5.250%,
06/30/2029 1,338,542
0.0
3,276,000
(1)(2)
Hyundai Capital
America, 5.150%,
03/27/2030 3,358,858
0.0
3,027,000
(2)
Hyundai Capital
America, 5.300%,
06/24/2029 3,117,091
0.0
4,738,000
(1)(2)
Hyundai Capital
America, 5.400%,
03/29/2032 4,895,473
0.1
2,486,000
(2)
Hyundai Capital
America, 5.680%,
06/26/2028 2,566,845
0.0
6,439,000
(2)
Hyundai Capital
America, 6.100%,
09/21/2028 6,738,564
0.1
2,831,000
(2)
Hyundai Capital
America, 6.500%,
01/16/2029 3,000,066
0.0
2,550,000
(2)
Light & Wonder
International, Inc.,
6.250%,
10/01/2033 2,582,813
0.0
144,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 112,637
0.0
5,545,000  Lowe's Cos., Inc.,
4.500%,
10/15/2032 5,516,656
0.1
227,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 222,680
0.0
4,285,000
(1)
Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 3,893,718
0.1
5,545,000
(1)
Marriott International,
Inc., 4.500%,
10/15/2031 5,559,489
0.1
2,748,000  Marriott International,
Inc., 4.800%,
03/15/2030 2,807,387
0.0
4,955,000
(1)
Marriott International,
Inc., 5.250%,
10/15/2035 5,023,781
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,906,000
(1)
Marriott International,
Inc., 5.350%,
03/15/2035 $ 1,962,320
0.0
3,225,000
(1)(2)
Mercedes-Benz Finance
North America LLC,
4.800%,
08/01/2029 3,284,034
0.0
3,825,000
(1)
MGM Resorts
International, 6.500%,
04/15/2032 3,943,193
0.1
2,020,000
(1)(2)
NCL Corp. Ltd.,
6.750%,
02/01/2032 2,069,565
0.0
1,200,000
(1)
Newell Brands, Inc.,
6.625%,
05/15/2032 1,165,838
0.0
595,000
(2)
Newell Brands, Inc.,
8.500%,
06/01/2028 624,660
0.0
3,025,000
(1)
Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 3,162,618
0.0
2,500,000
(1)(2)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 2,223,677
0.0
3,305,000
(1)(2)
Station Casinos LLC,
6.625%,
03/15/2032 3,398,277
0.0
1,560,000
(1)(2)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 1,462,048
0.0
1,310,000
(1)(2)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 1,278,198
0.0
5,634,000
(1)
Toyota Motor Corp.,
4.450%,
06/30/2030 5,710,822
0.1
2,588,000  Toyota Motor Credit
Corp., 4.550%,
08/09/2029 2,631,019
0.0
4,457,000  Toyota Motor Credit
Corp., 4.800%,
05/15/2030 4,574,858
0.1
2,000,000
(1)
Toyota Motor Credit
Corp., 5.350%,
01/09/2035 2,097,159
0.0
1,910,000  Toyota Motor Credit
Corp., 5.550%,
11/20/2030 2,025,706
0.0
3,219,000  Toyota Motor Credit
Corp., MTN, 4.350%,
10/08/2027 3,252,424
0.0
442,416  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 453,952
0.0
4,061,265  United Airlines Pass
Through Trust 2014-2,
A, 3.750%,
03/03/2028 4,057,778
0.1
2,658,774  United Airlines Pass
Through Trust 2016-2,
AA, 2.875%,
04/07/2030 2,566,479
0.0
2,053,000
(2)
United Airlines, Inc.,
4.625%,
04/15/2029 2,045,543
0.0
2,125,000
(1)(2)
Victoria's Secret & Co.,
4.625%,
07/15/2029 2,062,765
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
2,885,000
(2)
Volkswagen Group of
America Finance LLC,
4.550%,
09/11/2028 $ 2,902,133
0.0
2,785,000
(2)
Volkswagen Group of
America Finance LLC,
4.850%,
09/11/2030 2,812,899
0.0
6,060,000
(1)(2)
Volkswagen Group of
America Finance LLC,
5.250%,
03/22/2029 6,197,663
0.1
6,557,000
(2)
Volkswagen Group of
America Finance LLC,
5.300%,
03/22/2027 6,639,936
0.1
4,847,000
(2)
Volkswagen Group of
America Finance LLC,
6.450%,
11/16/2030 5,208,309
0.1
1,895,000
(2)
Voyager Parent LLC,
9.250%,
07/01/2032 2,011,980
0.0
9,421,000  Walmart, Inc., 4.900%,
04/28/2035 9,689,795
0.1
3,950,000
(1)(2)
Wynn Resorts Finance
LLC / Wynn Resorts
Capital Corp., 6.250%,
03/15/2033 4,041,228
0.1
237,372,356
2.4
Consumer, Non-cyclical : 3.9%
1,273,000  AbbVie, Inc., 3.200%,
11/21/2029 1,234,863
0.0
1,286,000  AbbVie, Inc., 4.050%,
11/21/2039 1,149,164
0.0
3,836,000  AbbVie, Inc., 4.300%,
05/14/2036 3,682,007
0.1
2,997,000  AbbVie, Inc., 4.500%,
05/14/2035 2,943,056
0.0
1,668,000  AbbVie, Inc., 4.650%,
03/15/2028 1,697,123
0.0
4,760,000  AbbVie, Inc., 4.950%,
03/15/2031 4,923,468
0.1
3,165,000
(1)
AbbVie, Inc., 5.600%,
03/15/2055 3,174,444
0.0
1,279,000  Aetna, Inc., 6.625%,
06/15/2036 1,408,545
0.0
2,990,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.750%,
03/31/2034 3,005,832
0.0
1,970,000
(1)(2)
Allied Universal
Holdco LLC, 7.875%,
02/15/2031 2,077,313
0.0
2,468,000  Altria Group, Inc.,
6.200%,
11/01/2028 2,609,430
0.0
1,454,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.375%,
04/15/2038 1,385,724
0.0
4,760,000
(1)
Astrazeneca Finance
LLC, 4.900%,
02/26/2031 4,928,185
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
3,598,000
(1)
Automatic Data
Processing, Inc.,
4.750%,
05/08/2032 $ 3,686,785
0.1
245,000  BAT Capital Corp.,
3.557%,
08/15/2027 243,282
0.0
3,462,000  BAT Capital Corp.,
4.390%,
08/15/2037 3,191,222
0.0
1,359,000  BAT Capital Corp.,
5.834%,
02/20/2031 1,443,224
0.0
674,000  BAT Capital Corp.,
7.079%,
08/02/2043 760,150
0.0
3,518,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 3,565,627
0.1
1,440,000
(2)
Brink's Co., 6.500%,
06/15/2029 1,491,941
0.0
1,440,000
(1)(2)
Brink's Co., 6.750%,
06/15/2032 1,507,523
0.0
806,000
(1)
Bristol-Myers
Squibb Co., 4.125%,
06/15/2039 732,401
0.0
1,979,000  Bristol-Myers
Squibb Co., 5.100%,
02/22/2031 2,061,396
0.0
3,184,000
(1)
Bristol-Myers
Squibb Co., 5.550%,
02/22/2054 3,129,118
0.0
1,407,000  Bunge Ltd. Finance
Corp., 4.200%,
09/17/2029 1,410,134
0.0
2,822,000  Campbell Soup Co.,
5.200%,
03/21/2029 2,891,769
0.0
3,981,000  Cardinal Health, Inc.,
4.700%,
11/15/2026 4,007,582
0.1
575,000  Cardinal Health, Inc.,
5.450%,
02/15/2034 598,786
0.0
2,042,000
(2)
Cargill, Inc., 1.700%,
02/02/2031 1,798,528
0.0
1,747,000
(2)
Cargill, Inc., 2.125%,
04/23/2030 1,605,812
0.0
1,333,000
(1)(2)
Cargill, Inc., 5.125%,
02/11/2035 1,373,002
0.0
2,130,000
(1)
Cencora, Inc., 5.125%,
02/15/2034 2,185,618
0.0
11,370,000  Centene Corp., 3.000%,
10/15/2030 10,180,902
0.1
2,552,000  Centene Corp., 4.625%,
12/15/2029 2,477,083
0.0
2,330,000
(1)(2)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 2,192,513
0.0
4,307,000  Cigna Group, 2.375%,
03/15/2031 3,900,255
0.1
3,990,000  Cigna Group, 4.800%,
08/15/2038 3,823,242
0.1
7,245,000
(1)
Cigna Group, 5.250%,
01/15/2036 7,380,504
0.1
5,258,000
(1)
Cigna Group, 5.600%,
02/15/2054 5,102,591
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
2,832,000  Coca-Cola
Consolidated, Inc.,
5.250%,
06/01/2029 $ 2,931,192
0.0
1,076,000  CVS Health Corp.,
4.125%,
04/01/2040 920,527
0.0
2,144,000  CVS Health Corp.,
4.780%,
03/25/2038 2,024,664
0.0
437,000  CVS Health Corp.,
5.050%,
03/25/2048 385,481
0.0
1,523,000  CVS Health Corp.,
5.125%,
02/21/2030 1,565,142
0.0
4,225,000  CVS Health Corp.,
5.450%,
09/15/2035 4,326,344
0.1
199,000  CVS Health Corp.,
6.000%,
06/01/2063 193,039
0.0
380,000  CVS Health Corp.,
6.250%,
09/15/2065 382,764
0.0
3,760,000
(2)
DaVita, Inc., 4.625%,
06/01/2030 3,658,724
0.1
4,906,000
(2)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 4,991,683
0.1
2,780,000  Elevance Health, Inc.,
4.600%,
09/15/2032 2,779,577
0.0
3,299,000  Elevance Health, Inc.,
4.950%,
11/01/2031 3,377,696
0.1
1,481,000
(1)
Elevance Health, Inc.,
5.200%,
02/15/2035 1,513,953
0.0
2,599,000
(1)
Eli Lilly & Co., 5.500%,
02/12/2055 2,604,242
0.0
2,125,000
(1)(2)
Embecta Corp.,
5.000%,
02/15/2030 2,032,856
0.0
3,902,000
(2)
EMD Finance LLC,
4.625%,
10/15/2032 3,913,700
0.1
2,209,000  Equifax, Inc., 3.100%,
05/15/2030 2,093,213
0.0
1,785,000
(2)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 1,869,737
0.0
3,000,000
(1)(2)
Genmab A/S/Genmab
Finance LLC, 7.250%,
12/15/2033 3,153,756
0.0
6,004,000
(1)
Gilead Sciences, Inc.,
5.100%,
06/15/2035 6,156,143
0.1
3,629,000
(1)
GlaxoSmithKline
Capital, Inc., 4.875%,
04/15/2035 3,667,480
0.1
5,904,000  Global Payments, Inc.,
1.200%,
03/01/2026 5,876,830
0.1
1,032,000  GXO Logistics, Inc.,
6.250%,
05/06/2029 1,088,311
0.0
893,000  HCA, Inc., 2.375%,
07/15/2031 801,662
0.0
4,576,000  HCA, Inc., 3.500%,
09/01/2030 4,402,173
0.1
6,835,000  HCA, Inc., 4.125%,
06/15/2029 6,814,070
0.1
990,000  HCA, Inc., 4.375%,
03/15/2042 848,465
0.0
4,673,000  HCA, Inc., 4.500%,
02/15/2027 4,683,855
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,953,000  HCA, Inc., 5.125%,
06/15/2039 $ 1,887,536
0.0
2,689,000  HCA, Inc., 5.450%,
04/01/2031 2,807,127
0.0
403,000  HCA, Inc., 6.100%,
04/01/2064 399,718
0.0
4,035,000
(2)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 5.200%,
06/15/2029 4,137,186
0.1
585,000
(1)(2)
Herc Holdings, Inc.,
7.000%,
06/15/2030 616,019
0.0
385,000
(1)(2)
Herc Holdings, Inc.,
7.250%,
06/15/2033 408,475
0.0
6,051,000
(1)
Hershey Co., 4.950%,
02/24/2032 6,275,308
0.1
2,768,000  Humana, Inc., 5.375%,
04/15/2031 2,862,780
0.0
4,059,000  Icon Investments
Six DAC, 5.849%,
05/08/2029 4,237,307
0.1
3,985,000
(2)
Imperial Brands
Finance PLC, 5.500%,
02/01/2030 4,132,333
0.1
2,310,000
(1)(2)
Japan Tobacco, Inc.,
5.250%,
06/15/2030 2,397,990
0.0
1,782,000  Johnson & Johnson,
3.625%,
03/03/2037 1,620,414
0.0
1,817,000
(1)
Johnson & Johnson,
4.700%,
03/01/2030 1,872,956
0.0
2,506,000
(1)
Kenvue, Inc., 4.850%,
05/22/2032 2,566,773
0.0
1,699,000
(1)
Kenvue, Inc., 5.050%,
03/22/2028 1,736,160
0.0
2,303,000  Kroger Co., 5.500%,
09/15/2054 2,195,501
0.0
3,012,000  Kroger Co., 5.650%,
09/15/2064 2,875,568
0.0
2,476,000  Laboratory Corp. of
America Holdings,
4.550%,
04/01/2032 2,474,250
0.0
2,500,000
(2)
LifePoint Health, Inc.,
8.375%,
02/15/2032 2,715,710
0.0
2,612,000
(1)(2)
Mars, Inc., 5.000%,
03/01/2032 2,693,269
0.0
4,538,000
(2)
Mars, Inc., 5.200%,
03/01/2035 4,665,948
0.1
2,205,000
(2)
Mars, Inc., 5.650%,
05/01/2045 2,223,956
0.0
3,165,000
(2)
Mars, Inc., 5.700%,
05/01/2055 3,154,999
0.0
2,376,000
(1)
McKesson Corp.,
4.250%,
09/15/2029 2,392,468
0.0
3,759,000
(1)
McKesson Corp.,
4.950%,
05/30/2032 3,866,040
0.1
3,007,000  McKesson Corp.,
5.250%,
05/30/2035 3,110,112
0.0
3,070,000
(2)
Medline Borrower L.P.,
3.875%,
04/01/2029 2,999,402
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
5,548,000
(1)
Merck & Co., Inc.,
4.450%,
12/04/2032 $ 5,557,373
0.1
5,000,000
(2)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 5,468,750
0.1
2,300,000
(1)(2)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 1,906,551
0.0
2,670,000
(1)
Perrigo Finance
Unlimited Co. USD,
6.125%,
09/30/2032 2,602,708
0.0
1,880,000  Pfizer Investment
Enterprises Pte Ltd.,
4.650%,
05/19/2030 1,917,860
0.0
1,835,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 1,855,014
0.0
2,832,000  Philip Morris
International, Inc.,
4.750%,
11/01/2031 2,893,151
0.0
3,258,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 3,335,819
0.0
4,595,000
(1)(2)
Post Holdings, Inc.,
6.375%,
03/01/2033 4,645,453
0.1
1,760,000
(2)
Primo Water Holdings,
Inc. / Triton Water
Holdings, Inc., 4.375%,
04/30/2029 1,714,379
0.0
801,000
(1)
Quest Diagnostics, Inc.,
2.800%,
06/30/2031 737,512
0.0
824,000
(1)
Quest Diagnostics, Inc.,
2.950%,
06/30/2030 780,016
0.0
4,322,000  Quest Diagnostics, Inc.,
4.625%,
12/15/2029 4,397,040
0.1
1,841,000  Quest Diagnostics, Inc.,
5.000%,
12/15/2034 1,864,752
0.0
1,350,000  Quest Diagnostics, Inc.,
6.400%,
11/30/2033 1,495,434
0.0
3,025,000
(2)
Raven Acquisition
Holdings LLC, 6.875%,
11/15/2031 3,119,927
0.0
1,154,000  Reynolds American,
Inc., 5.850%,
08/15/2045 1,139,200
0.0
1,190,000
(2)
Roche Holdings, Inc.,
4.592%,
09/09/2034 1,187,753
0.0
5,686,000
(2)
Roche Holdings, Inc.,
5.489%,
11/13/2030 6,031,257
0.1
1,675,000  Royalty Pharma PLC,
1.750%,
09/02/2027 1,614,420
0.0
4,073,000
(1)
Royalty Pharma PLC,
2.200%,
09/02/2030 3,693,659
0.1
841,000  Royalty Pharma PLC,
3.300%,
09/02/2040 651,429
0.0
1,399,000  S&P Global, Inc.,
1.250%,
08/15/2030 1,231,716
0.0
3,275,000  S&P Global, Inc.,
2.700%,
03/01/2029 3,148,929
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,735,000
(1)(2)
Select Medical Corp.,
6.250%,
12/01/2032 $ 1,697,674
0.0
1,785,000
(1)(2)
Simmons Foods, Inc./
Simmons Prepared
Foods, Inc./Simmons
Pet Food, Inc./Simmons
Feed, 4.625%,
03/01/2029 1,721,606
0.0
2,773,000  Solventum Corp.,
5.450%,
03/13/2031 2,896,146
0.0
1,612,000  Solventum Corp.,
5.600%,
03/23/2034 1,677,897
0.0
2,365,000
(2)
Sotera Health
Holdings LLC, 7.375%,
06/01/2031 2,483,419
0.0
3,451,000  Stryker Corp., 4.850%,
02/10/2030 3,544,813
0.1
1,369,000
(1)
Sysco Corp., 5.400%,
03/23/2035 1,418,584
0.0
916,000
(1)
Takeda Pharmaceutical
Co. Ltd., 5.300%,
07/05/2034 945,312
0.0
2,217,000  Takeda Pharmaceutical
Co. Ltd., 5.800%,
07/05/2064 2,187,517
0.0
3,094,000  Takeda US Financing,
Inc., 5.200%,
07/07/2035 3,152,811
0.0
2,875,000
(1)(2)
Tenet Healthcare Corp.,
6.000%,
11/15/2033 2,961,880
0.0
3,820,000  Thermo Fisher
Scientific, Inc., 4.977%,
08/10/2030 3,963,736
0.1
1,919,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 1,984,602
0.0
4,052,000
(1)
Unilever Capital Corp.,
4.625%,
08/12/2034 4,082,086
0.1
479,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 358,698
0.0
1,157,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 966,013
0.0
4,322,000  UnitedHealth Group,
Inc., 4.950%,
01/15/2032 4,431,735
0.1
1,518,000  UnitedHealth Group,
Inc., 5.150%,
07/15/2034 1,555,332
0.0
506,000  UnitedHealth Group,
Inc., 5.500%,
04/15/2064 475,780
0.0
2,448,000  UnitedHealth Group,
Inc., 5.750%,
07/15/2064 2,391,963
0.0
1,561,000  Universal Health
Services, Inc., 4.625%,
10/15/2029 1,569,690
0.0
2,150,000
(1)(2)
US Foods, Inc., 7.250%,
01/15/2032 2,262,605
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
2,748,000  Viatris, Inc., 2.700%,
06/22/2030 $ 2,512,837
0.0
2,124,000  Viatris, Inc., 3.850%,
06/22/2040 1,631,319
0.0
1,573,000  Viatris, Inc., 4.000%,
06/22/2050 1,048,254
0.0
1,700,000
(1)(2)
Wand NewCo 3, Inc.,
7.625%,
01/30/2032 1,800,011
0.0
3,265,000
(2)
Williams Scotsman,
Inc., 6.625%,
06/15/2029 3,384,721
0.1
1,705,000  Zimmer Biomet
Holdings, Inc., 3.550%,
03/20/2030 1,649,535
0.0
383,089,406
3.9
Energy : 2.2%
2,528,000
(2)
Aker BP ASA, 5.125%,
10/01/2034 2,474,917
0.0
3,500,000
(2)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 6.625%,
02/01/2032 3,624,842
0.1
4,555,000
(1)
APA Corp., 6.750%,
02/15/2055 4,549,027
0.1
1,160,000
(2)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 6.625%,
07/15/2033 1,201,382
0.0
959,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 975,938
0.0
510,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 520,469
0.0
2,836,000
(1)
BP Capital Markets
America, Inc., 5.227%,
11/17/2034 2,926,698
0.0
2,540,000
(3)
BP Capital Markets
PLC, 4.875%,
12/31/2199 2,528,847
0.0
2,402,000
(3)
BP Capital Markets
PLC, 6.125%,
12/31/2199 2,478,355
0.0
2,121,000  Canadian Natural
Resources Ltd.,
5.400%,
12/15/2034 2,160,036
0.0
420,000  Cenovus Energy, Inc.,
5.400%,
06/15/2047 384,304
0.0
2,099,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 2,104,054
0.0
2,183,000
(2)
Columbia Pipelines
Holding Co. LLC,
5.097%,
10/01/2031 2,224,704
0.0
3,524,000
(2)
Columbia Pipelines
Holding Co. LLC,
6.042%,
08/15/2028 3,666,426
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
2,260,000
(1)(2)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 $ 2,192,645
0.0
3,669,000
(2)
Crestwood Midstream
Partners L.P. /
Crestwood Midstream
Finance Corp., 5.625%,
05/01/2027 3,671,000
0.1
2,900,000
(2)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 3,041,517
0.0
3,395,000
(1)
Devon Energy Corp.,
5.200%,
09/15/2034 3,381,492
0.0
1,097,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 858,318
0.0
819,000  Diamondback
Energy, Inc., 5.900%,
04/18/2064 773,985
0.0
9,510,000
(1)
Ecopetrol SA, 8.375%,
01/19/2036 9,781,986
0.1
4,299,000
(1)(3)
Enbridge (US) Inc. 20-
A, 5.750%,
07/15/2080 4,356,224
0.1
2,209,000  Energy Transfer L.P.,
3.750%,
05/15/2030 2,150,596
0.0
242,000  Energy Transfer L.P.,
4.900%,
03/15/2035 236,322
0.0
2,339,000  Energy Transfer L.P.,
5.200%,
04/01/2030 2,410,909
0.0
1,382,000  Energy Transfer L.P.,
5.300%,
04/01/2044 1,258,117
0.0
280,000  Energy Transfer L.P.,
5.350%,
05/15/2045 253,449
0.0
910,000  Energy Transfer L.P.,
6.050%,
09/01/2054 876,073
0.0
1,479,000  Energy Transfer
L.P. 20Y, 5.800%,
06/15/2038 1,507,988
0.0
1,579,000
(1)
Enterprise Products
Operating LLC, 4.950%,
02/15/2035 1,597,941
0.0
2,115,000
(3)
Enterprise Products
Operating LLC D,
7.099%, (TSFR3M +
3.248%),
08/16/2077 2,115,309
0.0
5,574,000  EOG Resources, Inc.,
5.000%,
07/15/2032 5,711,934
0.1
2,803,000  EOG Resources, Inc.,
5.350%,
01/15/2036 2,881,352
0.0
2,517,000  Equinor ASA, 4.500%,
09/03/2030 2,554,654
0.0
8,605,000  Equinor ASA, 4.750%,
11/14/2035 8,564,801
0.1
4,226,000  Hess Corp., 4.300%,
04/01/2027 4,245,457
0.1
2,610,000
(2)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
8.375%,
11/01/2033 2,676,320
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
2,875,000
(1)(2)
Howard Midstream
Energy Partners LLC,
7.375%,
07/15/2032 $ 3,035,524
0.0
599,000  Kinder Morgan Energy
Partners L.P., 5.000%,
03/01/2043 546,633
0.0
4,044,000  Kinder Morgan, Inc.,
5.300%,
12/01/2034 4,124,564
0.1
3,138,000  Marathon Petroleum
Corp., 5.125%,
12/15/2026 3,162,073
0.0
2,897,000
(1)
Marathon Petroleum
Corp., 5.700%,
03/01/2035 2,982,781
0.0
1,376,000  MPLX L.P., 1.750%,
03/01/2026 1,370,668
0.0
3,877,000  MPLX L.P., 2.650%,
08/15/2030 3,593,540
0.1
940,000  MPLX L.P., 4.800%,
02/15/2031 951,250
0.0
2,774,000  MPLX L.P., 5.000%,
01/15/2033 2,789,802
0.0
894,000  MPLX L.P., 5.500%,
06/01/2034 912,468
0.0
2,340,000
(2)
Northriver Midstream
Finance L.P., 6.750%,
07/15/2032 2,386,258
0.0
1,638,000
(1)
Occidental Petroleum
Corp., 5.375%,
01/01/2032 1,678,316
0.0
943,000
(1)
Occidental Petroleum
Corp., 6.050%,
10/01/2054 902,482
0.0
4,633,000
(1)
Occidental Petroleum
Corp., 6.125%,
01/01/2031 4,899,893
0.1
1,838,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 1,874,962
0.0
520,000  Occidental Petroleum
Corp., 6.600%,
03/15/2046 539,394
0.0
771,000  Occidental Petroleum
Corp., 8.500%,
07/15/2027 807,491
0.0
780,000  ONEOK Partners L.P.,
6.200%,
09/15/2043 792,476
0.0
3,040,000
(2)
ONEOK, Inc., 6.500%,
09/01/2030 3,260,671
0.0
953,000  Ovintiv, Inc., 5.650%,
05/15/2028 981,390
0.0
2,425,000
(2)
Permian Resources
Operating LLC, 6.250%,
02/01/2033 2,488,683
0.0
2,280,000  Petroleos del Peru SA,
4.750%,
06/19/2032 1,704,927
0.0
4,000,000
(1)(2)
Petroleos del Peru SA,
4.750%,
06/19/2032 2,991,100
0.0
10,350,000  Petroleos Mexicanos,
5.950%,
01/28/2031 10,043,640
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
2,325,000
(2)
Raizen Fuels Finance
S.A., 6.450%,
03/05/2034 $ 1,926,844
0.0
2,475,000
(2)
Raizen Fuels Finance
SA, 5.700%,
01/17/2035 1,927,258
0.0
925,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 926,657
0.0
3,548,000  Sabine Pass
Liquefaction LLC,
5.000%,
03/15/2027 3,572,728
0.1
1,896,000
(2)
Schlumberger Holdings
Corp., 2.650%,
06/26/2030 1,779,187
0.0
2,566,000
(1)(2)
Schlumberger Holdings
Corp., 5.000%,
11/15/2029 2,639,414
0.0
2,195,000
(1)(2)
Summit Midstream
Holdings LLC, 8.625%,
10/31/2029 2,277,484
0.0
2,910,000
(1)(2)
Sunoco L.P., 6.250%,
07/01/2033 2,982,263
0.0
3,884,000
(1)
Targa Resources Corp.,
5.400%,
07/30/2036 3,890,020
0.1
798,000  Targa Resources Corp.,
5.500%,
02/15/2035 817,867
0.0
427,000  Targa Resources Corp.,
6.250%,
07/01/2052 431,119
0.0
2,745,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 2,762,483
0.0
3,682,000
(3)
TransCanada
PipeLines Ltd., 7.000%,
06/01/2065 3,798,001
0.1
930,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 892,135
0.0
5,575,000
(1)(2)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 5,547,158
0.1
950,000
(2)
Venture Global
Plaquemines LNG LLC,
6.500%,
01/15/2034 973,513
0.0
4,409,000
(1)
Viper Energy Partners
LLC, 5.700%,
08/01/2035 4,502,250
0.1
2,199,000  Western Midstream
Operating L.P., 5.300%,
03/01/2048 1,897,672
0.0
3,515,000  Western Midstream
Operating L.P., 5.450%,
11/15/2034 3,541,728
0.1
1,032,000
(1)
Williams Cos., Inc.,
4.900%,
03/15/2029 1,054,633
0.0
3,607,000  Woodside Finance Ltd.,
5.400%,
05/19/2030 3,704,676
0.1
3,367,000  Woodside Finance Ltd.,
5.700%,
05/19/2032 3,505,158
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
3,759,000  Woodside Finance Ltd.,
6.000%,
05/19/2035 $ 3,916,851
0.1
217,006,473
2.2
Financial : 7.7%
2,937,000
(1)(2)(3)
ABN AMRO Bank NV,
3.324%,
03/13/2037 2,690,414
0.0
2,490,000
(2)
Acrisure LLC / Acrisure
Finance, Inc., 7.500%,
11/06/2030 2,603,216
0.0
2,780,000  Air Lease Corp., MTN,
5.200%,
07/15/2031 2,826,602
0.0
1,584,000  Alleghany Corp.,
3.250%,
08/15/2051 1,070,117
0.0
2,525,000
(2)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.500%,
10/01/2031 2,605,640
0.0
3,660,000
(3)
American Express Co.,
4.351%,
07/20/2029 3,687,258
0.1
1,615,000
(3)
American Express Co.,
5.085%,
01/30/2031 1,665,438
0.0
2,732,000
(3)
American Express Co.,
5.098%,
02/16/2028 2,764,526
0.0
1,469,000
(3)
American Express Co.,
5.282%,
07/27/2029 1,513,302
0.0
1,341,000
(3)
American Express Co.,
5.532%,
04/25/2030 1,399,222
0.0
688,000
(1)
American Homes 4
Rent L.P., 3.625%,
04/15/2032 650,632
0.0
1,283,000  American Homes 4
Rent L.P., 4.250%,
02/15/2028 1,286,650
0.0
3,771,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 3,904,881
0.1
3,407,000  American International
Group, Inc., 3.400%,
06/30/2030 3,288,948
0.0
2,342,000  American Tower Corp.,
3.650%,
03/15/2027 2,332,953
0.0
984,000  American Tower Corp.,
5.250%,
07/15/2028 1,012,075
0.0
776,000  American Tower Corp.,
5.500%,
03/15/2028 798,778
0.0
2,076,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 2,176,739
0.0
1,205,000  Aon North America, Inc.,
5.125%,
03/01/2027 1,220,382
0.0
2,691,000  Aon North America, Inc.,
5.150%,
03/01/2029 2,769,351
0.0
7,064,000  Assurant, Inc., 5.550%,
02/15/2036 7,197,135
0.1
7,172,000
(2)
Athene Global Funding,
5.322%,
11/13/2031 7,279,415
0.1
9,127,000
(2)
Athene Global Funding,
5.684%,
02/23/2026 9,146,077
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
4,475,000
(2)
Atlas Warehouse
Lending Co. L.P.,
4.625%,
11/15/2028 $ 4,493,347
0.1
7,003,000
(2)
Atlas Warehouse
Lending Co. L.P.,
6.050%,
01/15/2028 7,228,868
0.1
3,330,000
(2)(3)
Banco de Credito del
Peru S.A., 6.450%,
07/30/2035 3,484,146
0.0
3,750,000
(2)
Banco Nacional de
Panama, 2.500%,
08/11/2030 3,327,244
0.0
2,000,000
(1)
Banco Nacional de
Panama, 2.500%,
08/11/2030 1,774,530
0.0
5,800,000  Banco Santander SA,
5.439%,
07/15/2031 6,093,196
0.1
2,800,000
(3)
Banco Santander SA,
5.538%,
03/14/2030 2,898,565
0.0
6,031,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 5,954,880
0.1
949,000
(3)
Bank of America Corp.,
2.299%,
07/21/2032 848,875
0.0
3,524,000
(3)
Bank of America Corp.,
2.572%,
10/20/2032 3,179,205
0.0
4,239,000
(3)
Bank of America Corp.,
2.592%,
04/29/2031 3,951,384
0.1
2,505,000
(3)
Bank of America Corp.,
2.687%,
04/22/2032 2,299,360
0.0
8,369,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 8,266,424
0.1
1,957,000
(3)
Bank of America Corp.,
5.511%,
01/24/2036 2,041,585
0.0
3,644,000
(3)
Bank of America Corp.,
5.518%,
10/25/2035 3,734,001
0.1
3,169,000
(1)(3)
Bank of America Corp.,
5.744%,
02/12/2036 3,303,389
0.0
4,192,000
(3)
Bank of America Corp.,
5.872%,
09/15/2034 4,475,079
0.1
3,371,000
(3)
Bank of America
Corp., GMTN, 3.593%,
07/21/2028 3,348,929
0.0
3,991,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 3,808,297
0.1
1,418,000
(3)
Bank of America
Corp., MTN, 2.496%,
02/13/2031 1,321,268
0.0
1,874,000
(3)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 1,843,807
0.0
7,129,000
(3)
Bank of America
Corp., MTN, 2.884%,
10/22/2030 6,786,612
0.1
5,723,000
(3)
Bank of America
Corp., MTN, 2.972%,
02/04/2033 5,235,696
0.1
3,750,000
(3)
Bank of America
Corp., MTN, 3.194%,
07/23/2030 3,623,042
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
717,000
(3)
Bank of America
Corp., MTN, 3.970%,
03/05/2029 $ 715,991
0.0
6,481,000
(1)(3)
Bank of Montreal,
4.640%,
09/10/2030 6,566,833
0.1
1,422,000
(3)
Bank of New York
Mellon Corp., 5.316%,
06/06/2036 1,473,887
0.0
5,962,000
(3)
Bank of Nova Scotia,
4.740%,
11/10/2032 6,036,556
0.1
4,138,000
(2)
Banque Federative
du Credit Mutuel SA,
4.591%,
10/16/2028 4,183,546
0.1
6,096,000
(2)
Banque Federative
du Credit Mutuel SA,
4.935%,
01/26/2026 6,099,746
0.1
4,783,000
(1)(3)
Barclays PLC, 5.367%,
02/25/2031 4,944,493
0.1
1,359,000
(2)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 1,278,586
0.0
5,619,000
(2)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 4,844,868
0.1
556,000
(2)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 520,454
0.0
5,613,000
(2)
BPCE SA, 5.281%,
05/30/2029 5,790,200
0.1
2,828,000
(2)(3)
BPCE SA, 5.716%,
01/18/2030 2,928,607
0.0
4,520,000  Brookfield Asset
Management Ltd.,
5.298%,
01/15/2036 4,518,266
0.1
3,884,000  Brown & Brown, Inc.,
4.900%,
06/23/2030 3,940,500
0.1
1,687,000
(2)(3)
CaixaBank SA, 5.673%,
03/15/2030 1,752,869
0.0
2,929,000  Camden Property Trust,
5.850%,
11/03/2026 2,970,979
0.0
2,673,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 2,623,297
0.0
1,438,000
(3)
Charles Schwab Corp.,
6.196%,
11/17/2029 1,521,499
0.0
4,735,000  Chubb INA Holdings
LLC, 4.900%,
08/15/2035 4,757,578
0.1
5,556,000
(1)
CME Group, Inc.,
4.400%,
03/15/2030 5,638,648
0.1
4,035,000
(2)
CNO Global Funding,
5.875%,
06/04/2027 4,126,883
0.1
878,000
(3)
CoBank ACB M,
7.125%,
12/31/2199 915,898
0.0
7,982,000
(2)(3)
Cooperatieve
Rabobank UA, 5.710%,
01/21/2033 8,410,091
0.1
4,493,000
(2)
Corebridge Financial,
Inc., 3.650%,
04/05/2027 4,466,860
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,130,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 $ 1,073,072
0.0
2,593,000  Corebridge Financial,
Inc., 6.050%,
09/15/2033 2,753,029
0.0
2,700,000
(2)
Corp Financiera de
Desarrollo SA, 2.400%,
09/28/2027 2,618,055
0.0
6,915,000
(1)(2)(3)
Credit Agricole SA,
4.818%,
09/25/2033 6,908,531
0.1
1,462,000
(1)
Credit Suisse AG/
New York NY, 1.250%,
08/07/2026 1,440,131
0.0
1,587,000  Crown Castle, Inc.,
2.100%,
04/01/2031 1,401,503
0.0
269,000  Crown Castle, Inc.,
2.500%,
07/15/2031 240,668
0.0
2,091,000  Crown Castle, Inc.,
2.900%,
03/15/2027 2,062,063
0.0
2,209,000  Crown Castle, Inc.,
3.300%,
07/01/2030 2,096,762
0.0
3,628,000  Crown Castle, Inc.,
4.800%,
09/01/2028 3,685,260
0.1
4,322,000  Crown Castle, Inc.,
4.900%,
09/01/2029 4,395,565
0.1
637,000  Crown Castle, Inc.,
5.100%,
05/01/2033 642,619
0.0
1,892,000  Crown Castle, Inc.,
5.600%,
06/01/2029 1,965,947
0.0
1,095,000  Crown Castle, Inc.,
5.800%,
03/01/2034 1,148,567
0.0
2,918,000  CubeSmart L.P.,
2.250%,
12/15/2028 2,769,432
0.0
2,258,000
(2)(3)
Danske Bank A/S,
4.613%,
10/02/2030 2,277,742
0.0
2,655,000
(2)(3)
Danske Bank A/S,
5.705%,
03/01/2030 2,759,439
0.0
2,157,000
(2)(3)
Depository Trust &
Clearing Corp. D,
3.375%,
12/31/2199 2,140,126
0.0
6,073,000  Deutsche Bank AG/
New York NY, 5.414%,
05/10/2029 6,314,614
0.1
2,256,000
(1)(2)(3)
DNB Bank ASA,
4.853%,
11/05/2030 2,302,594
0.0
3,085,000
(2)
EQT AB, 5.850%,
05/08/2035 3,169,886
0.0
5,693,000
(2)
Equitable Financial
Life Global Funding,
5.000%,
03/27/2030 5,826,038
0.1
4,263,000
(2)
Equitable Holdings, Inc.,
4.572%,
02/15/2029 4,287,422
0.1
1,875,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 1,855,564
0.0
1,330,000  Extra Space Storage
L.P., 4.000%,
06/15/2029 1,317,488
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,654,000
(1)
Extra Space Storage
L.P., 5.350%,
01/15/2035 $ 1,695,682
0.0
5,467,000
(1)(2)
Federation des Caisses
Desjardins du Quebec,
5.250%,
04/26/2029 5,661,713
0.1
459,000
(3)
First Citizens
BancShares, Inc.,
6.254%,
03/12/2040 468,367
0.0
5,530,000  First Industrial L.P.,
5.250%,
01/15/2031 5,647,072
0.1
2,510,000
(1)(2)
Focus Financial
Partners LLC, 6.750%,
09/15/2031 2,582,033
0.0
2,285,000
(2)
Freedom Mortgage
Holdings LLC, 9.125%,
05/15/2031 2,457,076
0.0
7,101,000  GLP Capital L.P. /
GLP Financing II, Inc.,
5.250%,
02/15/2033 7,132,543
0.1
2,954,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.283%,
03/18/2027 2,961,519
0.0
1,285,000
(3)
Goldman Sachs
Group, Inc., 5.049%,
07/23/2030 1,316,918
0.0
1,769,000
(3)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 1,818,195
0.0
2,475,000
(1)(3)
Goldman Sachs
Group, Inc., 5.536%,
01/28/2036 2,570,170
0.0
1,590,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 1,661,453
0.0
3,104,000
(3)
Goldman Sachs
Group, Inc., 5.734%,
01/28/2056 3,139,414
0.0
70,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 74,262
0.0
5,371,000
(2)(3)
Hartford Financial
Services Group,
Inc. ICON, 6.238%,
(TSFR3M + 2.387%),
02/12/2067 5,091,100
0.1
3,085,000  Horace Mann Educators
Corp., 4.700%,
10/01/2030 3,064,792
0.0
2,308,000
(1)
Host Hotels &
Resorts L.P., 5.500%,
04/15/2035 2,337,400
0.0
5,452,000
(3)
HSBC Holdings PLC,
2.206%,
08/17/2029 5,191,106
0.1
2,450,000
(3)
HSBC Holdings PLC,
2.804%,
05/24/2032 2,242,356
0.0
2,031,000
(3)
HSBC Holdings PLC,
5.597%,
05/17/2028 2,069,363
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
3,524,000
(3)
Huntington Bancshares,
Inc., 6.141%,
11/18/2039 $ 3,683,054
0.1
3,464,000
(3)
Huntington National
Bank, 4.871%,
04/12/2028 3,494,372
0.0
1,000,000
(1)(2)
Icahn Enterprises L.P.
/ Icahn Enterprises
Finance Corp.,
10.000%,
11/15/2029 1,000,545
0.0
4,088,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 3,747,014
0.1
3,421,000  Intercontinental
Exchange, Inc.,
3.625%,
09/01/2028 3,393,898
0.0
2,571,000  Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 2,249,917
0.0
4,577,000  Invitation Homes
Operating Partnership
L.P., 2.300%,
11/15/2028 4,353,955
0.1
1,580,000  Invitation Homes
Operating Partnership
L.P., 5.500%,
08/15/2033 1,640,541
0.0
1,870,000
(1)(2)
Iron Mountain, Inc.,
6.250%,
01/15/2033 1,886,861
0.0
3,745,000
(2)
Jane Street Group /
JSG Finance, Inc.,
6.750%,
05/01/2033 3,911,489
0.1
3,211,000
(3)
JPMorgan Chase & Co.,
1.040%,
02/04/2027 3,202,201
0.0
2,808,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 2,757,344
0.0
6,974,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 6,922,347
0.1
4,115,000
(3)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 3,932,737
0.1
1,721,000
(1)(3)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 1,678,891
0.0
1,048,000
(3)
JPMorgan Chase & Co.,
2.739%,
10/15/2030 994,563
0.0
5,278,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 5,215,602
0.1
1,034,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 1,024,798
0.0
5,999,000
(3)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 6,062,041
0.1
3,489,000
(3)
JPMorgan Chase & Co.,
4.603%,
10/22/2030 3,538,821
0.0
18,358,000
(3)
JPMorgan Chase & Co.,
4.810%,
10/22/2036 18,235,885
0.2
2,501,000
(3)
JPMorgan Chase & Co.,
4.995%,
07/22/2030 2,568,062
0.0
1,006,000
(1)(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 1,031,589
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,805,000
(3)
JPMorgan Chase & Co.,
5.140%,
01/24/2031 $ 1,865,983
0.0
2,250,000
(3)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 2,295,384
0.0
3,734,000
(1)(3)
JPMorgan Chase & Co.,
5.572%,
04/22/2036 3,919,039
0.1
639,000
(3)
JPMorgan Chase & Co.,
5.576%,
07/23/2036 661,257
0.0
2,250,000
(3)
JPMorgan Chase & Co.,
5.581%,
04/22/2030 2,347,975
0.0
1,589,000
(3)
JPMorgan Chase & Co.,
5.766%,
04/22/2035 1,694,179
0.0
3,190,000
(3)
KeyCorp Capital I,
4.662%, (TSFR3M +
1.002%),
07/01/2028 3,144,355
0.0
1,049,000  Kite Realty Group L.P.,
4.000%,
10/01/2026 1,047,622
0.0
3,100,000
(2)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 3,067,945
0.0
4,294,000
(1)(3)
Lloyds Banking
Group PLC, 8.000%,
12/31/2199 4,648,813
0.1
4,394,000  LPL Holdings, Inc.,
5.150%,
06/15/2030 4,483,325
0.1
3,482,000
(1)
LPL Holdings, Inc.,
5.200%,
03/15/2030 3,564,935
0.0
2,143,000  LPL Holdings, Inc.,
5.700%,
05/20/2027 2,185,415
0.0
3,028,000
(1)(2)
Lseg US Fin Corp.,
4.875%,
03/28/2027 3,062,330
0.0
2,655,000
(2)
Lseg US Fin Corp.,
5.297%,
03/28/2034 2,743,746
0.0
21,445,000
(1)(3)
M&T Bank Corp.,
5.400%,
07/30/2035 21,661,361
0.2
1,981,000  Mid-America
Apartments L.P.,
5.300%,
02/15/2032 2,070,957
0.0
1,950,000
(2)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 1,947,844
0.0
1,226,000
(1)(3)
Mitsubishi UFJ Financial
Group, Inc., 5.197%,
01/16/2031 1,266,193
0.0
7,802,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 5.615%,
04/24/2036 8,170,467
0.1
3,219,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 3,191,265
0.0
6,221,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 6,121,125
0.1
1,919,000
(3)
Morgan Stanley,
2.484%,
09/16/2036 1,688,131
0.0
1,403,000
(3)
Morgan Stanley,
3.591%,
07/22/2028 1,393,783
0.0
1,334,000
(3)
Morgan Stanley,
4.457%,
04/22/2039 1,255,754
0.0
1,761,000
(3)
Morgan Stanley,
5.042%,
07/19/2030 1,806,027
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,140,000
(3)
Morgan Stanley,
5.173%,
01/16/2030 $ 1,170,983
0.0
4,503,000
(3)
Morgan Stanley,
5.664%,
04/17/2036 4,729,479
0.1
2,080,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 2,161,616
0.0
9,076,000
(3)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 8,948,328
0.1
764,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 760,682
0.0
1,949,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 1,993,572
0.0
1,290,000
(3)
Morgan Stanley I,
4.133%,
10/18/2029 1,289,753
0.0
11,757,000
(3)
Morgan Stanley I,
4.892%,
10/22/2036 11,657,411
0.1
545,000
(1)(3)
Morgan Stanley
Bank NA, 5.504%,
05/26/2028 556,194
0.0
1,500,000
(3)
Morgan Stanley Private
Bank NA, 4.734%,
07/18/2031 1,520,855
0.0
3,887,000  National Bank of
Canada, 5.600%,
12/18/2028 4,058,453
0.1
2,116,000
(2)
National Securities
Clearing Corp., 4.700%,
05/20/2030 2,164,733
0.0
1,935,000
(1)(2)
Nationwide Building
Society, 4.351%,
09/30/2030 1,936,754
0.0
2,723,000
(3)
NatWest Group PLC,
5.076%,
01/27/2030 2,784,356
0.0
2,961,000
(3)
NatWest Group PLC,
5.778%,
03/01/2035 3,132,563
0.0
5,022,000
(2)
NatWest Markets PLC,
5.410%,
05/17/2029 5,212,107
0.1
3,566,000  NNN REIT, Inc.,
4.600%,
02/15/2031 3,598,133
0.0
11,090,000
(1)(3)
Northern Trust Corp.,
5.117%,
11/19/2040 11,079,009
0.1
2,140,000
(1)(2)
Northwestern Mutual
Life Insurance Co.,
6.170%,
05/29/2055 2,273,244
0.0
2,663,000
(2)
Nuveen LLC, 5.550%,
01/15/2030 2,776,237
0.0
3,133,000  Omega Healthcare
Investors, Inc., 5.200%,
07/01/2030 3,189,499
0.0
2,285,000
(2)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 2,369,266
0.0
2,660,000
(1)(2)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.000%,
02/01/2030 2,739,960
0.0
1,111,000  Piedmont Operating
Partnership L.P.,
2.750%,
04/01/2032 955,969
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
198,000
(1)(3)
PNC Financial Services
Group, Inc., 5.373%,
07/21/2036 $ 203,726
0.0
2,920,000
(3)
PNC Financial Services
Group, Inc., 6.037%,
10/28/2033 3,157,560
0.0
4,075,000
(1)(2)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 4,200,284
0.1
914,000
(1)(2)
Prologis Targeted US
Logistics Fund L.P.,
5.500%,
04/01/2034 951,890
0.0
6,317,000
(1)
Raymond James
Financial, Inc., 5.650%,
09/11/2055 6,187,913
0.1
592,000  Realty Income Corp.,
3.950%,
08/15/2027 592,442
0.0
7,420,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 6,511,948
0.1
824,000
(2)
RGA Global Funding,
5.448%,
05/24/2029 853,816
0.0
1,890,000
(2)
Rocket Cos., Inc.,
6.125%,
08/01/2030 1,954,740
0.0
2,545,000
(2)
Rocket Cos., Inc.,
6.375%,
08/01/2033 2,656,647
0.0
3,900,000
(2)
Rocket Cos., Inc.,
6.500%,
08/01/2029 4,027,287
0.1
2,829,000
(3)
Royal Bank of Canada,
4.696%,
08/06/2031 2,866,617
0.0
4,118,000
(1)(3)
Royal Bank of Canada,
GMTN, 4.650%,
10/18/2030 4,177,676
0.1
2,128,000
(1)(3)
Royal Bank of Canada,
GMTN, 4.969%,
08/02/2030 2,181,510
0.0
2,542,000
(1)(3)
Royal Bank of Canada,
GMTN, 5.153%,
02/04/2031 2,618,294
0.0
1,440,000  Sabra Health Care L.P.,
3.200%,
12/01/2031 1,319,687
0.0
2,513,000
(1)(3)
Santander UK Group
Holdings PLC, 2.469%,
01/11/2028 2,470,869
0.0
2,160,000
(2)
Starwood Property
Trust, Inc., 6.500%,
07/01/2030 2,260,706
0.0
7,544,000
(3)
State Street Corp.,
3.031%,
11/01/2034 7,126,581
0.1
3,795,000
(1)(3)
State Street Corp.,
4.675%,
10/22/2032 3,872,649
0.1
2,058,000  State Street Corp.,
4.729%,
02/28/2030 2,108,541
0.0
1,123,000  Sumitomo Mitsui
Financial Group, Inc.,
3.040%,
07/16/2029 1,079,367
0.0
3,393,000  Sumitomo Mitsui
Financial Group, Inc.,
5.240%,
04/15/2030 3,523,192
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
4,022,000  Sumitomo Mitsui
Financial Group, Inc.,
5.424%,
07/09/2031 $ 4,210,854
0.1
2,437,000  Sumitomo Mitsui
Financial Group, Inc.,
5.454%,
01/15/2032 2,551,643
0.0
3,291,000  Toronto-Dominion Bank,
5.298%,
01/30/2032 3,440,588
0.0
1,128,000
(3)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 1,122,466
0.0
4,281,000
(3)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 4,432,879
0.1
2,230,000
(3)
Truist Financial
Corp., MTN, 5.867%,
06/08/2034 2,373,647
0.0
1,330,000
(1)(3)
Truist Financial
Corp., MTN, 6.123%,
10/28/2033 1,440,325
0.0
3,556,000
(2)(3)
UBS Group AG,
1.364%,
01/30/2027 3,548,090
0.0
975,000
(2)(3)
UBS Group AG,
1.494%,
08/10/2027 959,627
0.0
2,217,000
(2)(3)
UBS Group AG,
9.250%,
12/31/2199 2,439,141
0.0
1,800,000
(2)
VFH Parent LLC / Valor
Co-Issuer, Inc., 7.500%,
06/15/2031 1,889,770
0.0
476,000
(3)
Wells Fargo & Co.,
5.499%,
01/23/2035 496,919
0.0
10,444,000
(3)
Wells Fargo & Co.,
5.605%,
04/23/2036 10,950,847
0.1
657,000
(3)
Wells Fargo & Co.,
6.491%,
10/23/2034 727,647
0.0
1,878,000
(3)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 1,866,240
0.0
3,280,000
(1)(2)
Westpac New
Zealand Ltd., 5.132%,
02/26/2027 3,325,102
0.0
429,000  Weyerhaeuser Co.,
4.750%,
05/15/2026 429,954
0.0
5,105,000
(2)
Wynnton Funding Trust,
5.251%,
08/15/2035 5,139,531
0.1
8,686,000
(2)
Wynnton Funding Trust
II, 5.991%,
08/15/2055 8,770,230
0.1
764,783,601
7.7
Industrial : 2.0%
2,148,000
(1)
3M Co., 5.150%,
03/15/2035 2,199,299
0.0
2,294,000  AGCO Corp., 5.450%,
03/21/2027 2,326,221
0.0
1,415,000  Amcor Group Finance
PLC, 5.450%,
05/23/2029 1,463,258
0.0
1,790,000
(2)
AmeriTex HoldCo
Intermediate LLC,
7.625%,
08/15/2033 1,889,844
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
2,360,000
(1)(2)
Arcosa, Inc., 6.875%,
08/15/2032 $ 2,496,867
0.0
4,322,000  Arrow Electronics, Inc.,
5.150%,
08/21/2029 4,426,796
0.1
3,937,000
(2)
BAE Systems PLC,
5.125%,
03/26/2029 4,052,135
0.1
3,668,000
(1)
Berry Global, Inc.,
1.650%,
01/15/2027 3,572,695
0.1
1,384,000  Boeing Co., 5.930%,
05/01/2060 1,358,912
0.0
387,000  Boeing Co., 6.858%,
05/01/2054 434,941
0.0
2,446,000  Boeing Co., 7.008%,
05/01/2064 2,789,610
0.0
3,080,000
(1)(2)
Bombardier, Inc.,
7.250%,
07/01/2031 3,286,046
0.0
6,820,000  Canadian National
Railway Co., 4.200%,
03/12/2031 6,809,111
0.1
3,882,000
(1)
Canadian National
Railway Co., 4.750%,
11/12/2035 3,886,894
0.1
1,419,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 1,356,455
0.0
629,000  Carrier Global Corp.,
2.722%,
02/15/2030 592,451
0.0
571,000  Carrier Global Corp.,
5.900%,
03/15/2034 612,776
0.0
3,020,000
(2)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 3,014,187
0.0
2,045,000  Caterpillar Financial
Services Corp., 4.700%,
11/15/2029 2,098,958
0.0
3,719,000  Caterpillar, Inc.,
5.200%,
05/15/2035 3,857,053
0.1
2,750,000
(1)(2)(3)
Cemex SAB de CV,
7.200%,
12/31/2199 2,870,725
0.0
3,892,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 3,978,513
0.1
3,770,000
(1)
CNH Industrial
Capital LLC, 5.500%,
01/12/2029 3,893,407
0.1
2,914,000  CRH SMW Finance
DAC, 5.200%,
05/21/2029 3,011,228
0.0
3,910,000
(2)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 4,077,200
0.1
2,800,000
(1)(2)
Energizer Holdings,
Inc., 4.375%,
03/31/2029 2,678,510
0.0
246,000  FedEx Corp., 4.550%,
04/01/2046 207,633
0.0
1,762,724  FedEx Corp. Class AA
Pass Through Trust
20-1, AA, 1.875%,
08/20/2035 1,542,012
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
4,322,000
(1)
Flex Ltd., 5.250%,
01/15/2032 $ 4,416,255
0.1
2,209,000  Fortune Brands
Innovations, Inc.,
3.250%,
09/15/2029 2,124,355
0.0
1,361,000  Fortune Brands
Innovations, Inc.,
4.000%,
03/25/2032 1,305,170
0.0
2,910,000
(1)(2)
FTAI Aviation Investors
LLC, 7.000%,
06/15/2032 3,061,387
0.0
1,231,000  GATX Corp., 4.000%,
06/30/2030 1,214,875
0.0
730,000
(1)
GATX Corp., 6.050%,
06/05/2054 743,294
0.0
3,933,000  HEICO Corp., 5.250%,
08/01/2028 4,044,137
0.1
4,418,000
(1)
Honeywell International,
Inc., 4.750%,
02/01/2032 4,508,680
0.1
1,305,000
(1)
Honeywell International,
Inc., 5.000%,
03/01/2035 1,329,772
0.0
2,209,000
(1)
Huntington Ingalls
Industries, Inc., 4.200%,
05/01/2030 2,189,289
0.0
2,830,000
(2)
Imola Merger Corp.,
4.750%,
05/15/2029 2,795,643
0.0
1,116,000  Ingersoll Rand, Inc.,
5.176%,
06/15/2029 1,153,925
0.0
1,318,000  Ingersoll Rand, Inc.,
5.400%,
08/14/2028 1,362,786
0.0
739,000  Ingersoll Rand, Inc.,
5.450%,
06/15/2034 769,534
0.0
3,334,000  John Deere Capital
Corp., 4.400%,
09/08/2031 3,367,819
0.0
6,059,000
(1)
John Deere Capital
Corp., MTN, 4.700%,
06/10/2030 6,212,935
0.1
2,577,000  John Deere Capital
Corp., MTN, 4.850%,
06/11/2029 2,651,812
0.0
4,774,000  John Deere Capital
Corp., MTN, 4.900%,
03/07/2031 4,930,739
0.1
2,016,000  L3Harris Technologies,
Inc., 5.050%,
06/01/2029 2,073,430
0.0
669,000  Mohawk Industries, Inc.,
5.850%,
09/18/2028 696,006
0.0
310,000  Norfolk Southern Corp.,
5.050%,
08/01/2030 321,509
0.0
910,000  Norfolk Southern Corp.,
5.550%,
03/15/2034 960,537
0.0
157,000  Norfolk Southern Corp.,
5.950%,
03/15/2064 161,712
0.0
2,950,000
(1)(2)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 3,014,980
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
4,012,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.700%,
06/15/2026 $ 3,966,685
0.1
4,819,000
(1)(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
07/01/2029 4,957,890
0.1
3,819,000
(1)(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
02/01/2030 3,933,932
0.1
7,085,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 7,298,667
0.1
1,945,000
(2)
Quikrete Holdings, Inc.,
6.375%,
03/01/2032 2,025,786
0.0
1,980,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 1,863,785
0.0
3,343,000  Ryder System, Inc.,
5.000%,
03/15/2030 3,425,835
0.0
1,690,000
(1)
Ryder System, Inc.,
6.600%,
12/01/2033 1,884,873
0.0
2,007,000  Ryder System, Inc.,
GMTN, 4.950%,
09/01/2029 2,054,667
0.0
2,013,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 2,068,518
0.0
385,000  Ryder System,
Inc., MTN, 5.375%,
03/15/2029 398,942
0.0
2,756,000
(1)
Ryder System,
Inc., MTN, 5.500%,
06/01/2029 2,872,935
0.0
2,986,000
(1)(2)
Sealed Air Corp.,
1.573%,
10/15/2026 2,923,722
0.0
2,825,000
(1)(2)
Sealed Air Corp/Sealed
Air Corp. US, 7.250%,
02/15/2031 2,945,322
0.0
5,944,000
(1)
Smurfit Kappa
Treasury ULC, 5.200%,
01/15/2030 6,138,042
0.1
1,983,000  Smurfit Kappa
Treasury ULC, 5.438%,
04/03/2034 2,053,889
0.0
1,940,000
(1)(2)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 2,076,514
0.0
2,193,000  Sonoco Products Co.,
4.600%,
09/01/2029 2,211,708
0.0
720,000
(2)
Standard Building
Solutions, Inc., 6.500%,
08/15/2032 741,777
0.0
3,925,000
(2)
Standard Industries,
Inc., 4.375%,
07/15/2030 3,789,138
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
2,500,000
(1)(2)
Terex Corp., 6.250%,
10/15/2032 $ 2,566,765
0.0
2,210,000
(2)
TransDigm, Inc.,
6.750%,
01/31/2034 2,303,525
0.0
2,424,000
(1)
Union Pacific Corp.,
5.100%,
02/20/2035 2,502,642
0.0
2,500,000
(2)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 2,579,539
0.0
2,250,000  Westinghouse Air Brake
Technologies Corp.,
4.700%,
09/15/2028 2,278,918
0.0
202,058,334
2.0
Sovereign Bonds : 0.1%
8,150,000
(2)
Eagle Funding
Luxco Sarl, 5.500%,
08/17/2030 8,296,700
0.1
Technology : 1.9%
8,155,000  Accenture Capital, Inc.,
4.250%,
10/04/2031 8,164,679
0.1
4,705,000
(1)
Adobe, Inc., 4.950%,
01/17/2030 4,876,459
0.1
2,400,000
(1)(2)
Amentum Escrow Corp.,
7.250%,
08/01/2032 2,531,230
0.0
3,913,000
(1)(2)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 3,842,540
0.1
5,034,000  Broadcom, Inc.,
2.450%,
02/15/2031 4,606,755
0.1
4,997,000
(2)
Broadcom, Inc.,
3.187%,
11/15/2036 4,239,800
0.1
2,779,000  Broadcom, Inc.,
4.800%,
10/15/2034 2,785,333
0.0
3,884,000
(1)
Broadcom, Inc.,
4.900%,
07/15/2032 3,967,382
0.1
7,138,000
(2)
Broadcom, Inc.,
4.926%,
05/15/2037 7,048,297
0.1
2,417,000  Broadcom, Inc.,
5.050%,
04/15/2030 2,494,508
0.0
2,232,000  Broadcom, Inc.,
5.150%,
11/15/2031 2,316,726
0.0
1,160,000  Broadcom, Inc.,
5.200%,
04/15/2032 1,204,699
0.0
3,351,000  Cadence Design
Systems, Inc., 4.300%,
09/10/2029 3,368,927
0.0
2,159,000  CDW LLC / CDW
Finance Corp., 5.100%,
03/01/2030 2,201,759
0.0
3,620,000
(2)
Cloud Software
Group, Inc., 8.250%,
06/30/2032 3,785,037
0.1
2,823,000
(1)(2)
Constellation Software,
Inc./Canada, 5.158%,
02/16/2029 2,880,411
0.0
1,745,000
(1)(2)
CoreWeave, Inc.,
9.250%,
06/01/2030 1,624,259
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
146,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 $ 146,650
0.0
2,923,000  Fiserv, Inc., 5.150%,
03/15/2027 2,954,912
0.0
1,267,000
(1)
Fiserv, Inc., 5.150%,
08/12/2034 1,257,659
0.0
1,770,000
(1)(2)
Fortress Intermediate
3, Inc., 7.500%,
06/01/2031 1,849,101
0.0
1,013,000
(2)
Foundry JV Holdco
LLC, 5.875%,
01/25/2034 1,041,269
0.0
1,517,000
(2)
Foundry JV Holdco
LLC, 5.900%,
01/25/2030 1,587,433
0.0
5,748,000
(2)
Foundry JV Holdco
LLC, 6.200%,
01/25/2037 6,047,166
0.1
4,709,000  Hewlett Packard
Enterprise Co., 4.850%,
10/15/2031 4,758,128
0.1
3,461,000
(1)
Hewlett Packard
Enterprise Co., 5.600%,
10/15/2054 3,208,959
0.0
2,241,000  HP, Inc., 2.650%,
06/17/2031 2,023,859
0.0
3,913,000
(1)
IBM International
Capital Pte Ltd.,
4.750%,
02/05/2031 3,985,654
0.1
224,000
(1)
Intel Corp., 5.600%,
02/21/2054 206,942
0.0
1,732,000  Intel Corp., 5.700%,
02/10/2053 1,614,170
0.0
5,721,000
(1)
International Business
Machines Corp.,
4.800%,
02/10/2030 5,854,283
0.1
3,394,000  International Business
Machines Corp.,
5.000%,
02/10/2032 3,491,055
0.0
2,662,000
(1)
International Business
Machines Corp.,
5.200%,
02/10/2035 2,732,578
0.0
2,578,000
(1)
International Business
Machines Corp.,
5.700%,
02/10/2055 2,542,408
0.0
1,652,000  Intuit, Inc., 5.125%,
09/15/2028 1,704,532
0.0
2,250,000
(1)
Kyndryl Holdings, Inc.,
2.700%,
10/15/2028 2,159,176
0.0
1,836,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 1,915,202
0.0
2,925,000  Micron Technology, Inc.,
5.800%,
01/15/2035 3,084,048
0.0
9,154,000  Micron Technology, Inc.,
6.050%,
11/01/2035 9,771,764
0.1
4,737,000
(2)
MSCI, Inc., 3.625%,
09/01/2030 4,528,325
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
3,220,000  MSCI, Inc., 5.150%,
03/15/2036 $ 3,198,171
0.0
2,373,000  NetApp, Inc., 5.500%,
03/17/2032 2,469,678
0.0
4,184,000
(1)
NXP BV / NXP
Funding LLC, 5.350%,
03/01/2026 4,183,958
0.1
1,935,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
4.300%,
06/18/2029 1,939,644
0.0
4,220,000
(1)(2)
Open Text Holdings,
Inc., 4.125%,
12/01/2031 3,942,402
0.1
5,315,000  Oracle Corp., 2.300%,
03/25/2028 5,069,433
0.1
2,306,000  Oracle Corp., 2.950%,
04/01/2030 2,129,615
0.0
2,691,000  Oracle Corp., 3.800%,
11/15/2037 2,174,353
0.0
162,000  Oracle Corp., 3.850%,
07/15/2036 135,579
0.0
456,000  Oracle Corp., 3.850%,
04/01/2060 278,916
0.0
2,420,000  Oracle Corp., 5.200%,
09/26/2035 2,319,425
0.0
4,832,000  Oracle Corp., 5.375%,
09/27/2054 3,910,949
0.1
1,978,000  Oracle Corp., 5.500%,
09/27/2064 1,580,253
0.0
2,860,000  Oracle Corp., 5.875%,
09/26/2045 2,584,372
0.0
6,309,000
(1)
Oracle Corp., 5.950%,
09/26/2055 5,593,921
0.1
3,953,000
(1)
Oracle Corp., 6.000%,
08/03/2055 3,489,153
0.0
3,560,000  Oracle Corp., 6.100%,
09/26/2065 3,142,034
0.0
1,591,000  Oracle Corp., 6.125%,
08/03/2065 1,411,138
0.0
2,095,000
(2)
Playtika Holding Corp.,
4.250%,
03/15/2029 1,880,530
0.0
2,405,000
(1)
Qualcomm, Inc.,
4.750%,
05/20/2032 2,457,617
0.0
2,338,000  Synopsys, Inc., 5.000%,
04/01/2032 2,390,936
0.0
2,017,000  Take-Two Interactive
Software, Inc., 5.400%,
06/12/2029 2,089,056
0.0
2,209,000
(1)
Teledyne FLIR LLC,
2.500%,
08/01/2030 2,044,352
0.0
190,819,559
1.9
Utilities : 2.7%
4,035,000  AEP Texas, Inc.,
5.450%,
05/15/2029 4,178,783
0.1
1,446,000  AEP Transmission
Co. LLC, 5.150%,
04/01/2034 1,477,546
0.0
2,649,000  AES Corp., 1.375%,
01/15/2026 2,645,979
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
2,172,000
(1)(2)
AES Corp., 3.950%,
07/15/2030 $ 2,123,028
0.0
2,487,000  AES Corp., 5.450%,
06/01/2028 2,545,522
0.0
3,935,000
(1)
AES Corp., 5.800%,
03/15/2032 4,037,749
0.1
2,427,124  AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 2,276,521
0.0
1,024,000  Alabama Power Co.,
5.850%,
11/15/2033 1,100,854
0.0
2,014,000
(3)
Algonquin Power &
Utilities Corp., 5.365%,
06/15/2026 2,023,931
0.0
1,860,000
(2)
Alpha Generation LLC,
6.750%,
10/15/2032 1,926,467
0.0
1,990,000  Ameren Corp., 1.750%,
03/15/2028 1,893,606
0.0
1,636,000  Ameren Corp., 5.000%,
01/15/2029 1,673,082
0.0
2,236,000
(2)
American Transmission
Systems, Inc., 2.650%,
01/15/2032 2,016,307
0.0
2,036,000  Avangrid, Inc., 3.800%,
06/01/2029 2,010,338
0.0
1,790,000  Black Hills Corp.,
3.050%,
10/15/2029 1,711,001
0.0
11,150,000  Black Hills Corp.,
4.550%,
01/31/2031 11,157,378
0.1
1,028,000  Black Hills Corp.,
6.000%,
01/15/2035 1,097,621
0.0
1,899,000
(2)
Boston Gas Co.,
5.843%,
01/10/2035 2,007,295
0.0
1,750,000  CenterPoint Energy,
Inc., 5.400%,
06/01/2029 1,813,058
0.0
2,859,202
(2)
Chile Electricity Lux
Mpc II Sarl, 5.580%,
10/20/2035 2,951,540
0.0
1,765,000
(2)
Cleveland Electric
Illuminating Co.,
3.500%,
04/01/2028 1,736,608
0.0
1,274,000
(3)
CMS Energy Corp.,
3.750%,
12/01/2050 1,175,810
0.0
4,656,000
(1)(3)
CMS Energy Corp.,
4.750%,
06/01/2050 4,583,186
0.1
3,750,000
(2)
Comision Federal de
Electricidad, 5.700%,
01/24/2030 3,814,687
0.1
5,075,000
(2)
Comision Federal de
Electricidad, 6.450%,
01/24/2035 5,219,739
0.1
399,000  Consolidated Edison
Co. of New York,
Inc. 05-A, 5.300%,
03/01/2035 411,861
0.0
1,228,000  DTE Energy Co.,
4.950%,
07/01/2027 1,244,709
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
3,384,000  DTE Energy Co.,
5.200%,
04/01/2030 $ 3,493,172
0.1
1,036,000
(1)
Duke Energy Carolinas
LLC, 2.550%,
04/15/2031 954,887
0.0
2,801,000
(1)
Duke Energy Florida
LLC, 2.400%,
12/15/2031 2,535,285
0.0
820,000  Duke Energy Florida
LLC, 5.875%,
11/15/2033 885,793
0.0
1,330,000  Duke Energy Ohio, Inc.,
2.125%,
06/01/2030 1,218,967
0.0
1,316,000
(2)
Duquesne Light
Holdings, Inc., 2.532%,
10/01/2030 1,196,526
0.0
1,896,000  Entergy Corp., 2.400%,
06/15/2031 1,705,719
0.0
1,029,000  Entergy Corp., 2.800%,
06/15/2030 965,118
0.0
1,648,000
(1)
Entergy Mississippi
LLC, 5.000%,
09/01/2033 1,678,304
0.0
1,771,000  Entergy Texas, Inc.,
4.000%,
03/30/2029 1,769,471
0.0
3,934,000  Essential Utilities, Inc.,
2.704%,
04/15/2030 3,696,533
0.1
1,048,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 1,084,838
0.0
1,664,000
(1)
Evergy Kansas
Central, Inc., 5.250%,
03/15/2035 1,697,163
0.0
734,000  Evergy Kansas
Central, Inc., 5.900%,
11/15/2033 788,492
0.0
1,773,000
(1)
Evergy Metro,
Inc. 2020, 2.250%,
06/01/2030 1,636,146
0.0
2,209,000  Eversource Energy,
2.550%,
03/15/2031 2,000,605
0.0
4,069,000  Eversource Energy,
2.900%,
03/01/2027 4,014,642
0.1
1,116,000  Eversource Energy,
5.125%,
05/15/2033 1,127,650
0.0
2,467,000  Eversource Energy,
5.450%,
03/01/2028 2,529,779
0.0
1,302,000  Eversource Energy,
5.500%,
01/01/2034 1,339,008
0.0
2,494,000  Eversource Energy,
5.950%,
02/01/2029 2,608,186
0.0
2,241,000  Eversource Energy U,
1.400%,
08/15/2026 2,203,425
0.0
3,971,000  Exelon Corp., 5.150%,
03/15/2028 4,058,717
0.1
1,749,000  Exelon Corp., 5.150%,
03/15/2029 1,798,911
0.0
3,065,000  FirstEnergy Corp. B,
3.900%,
07/15/2027 3,054,608
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
1,569,000  Florida Power &
Light Co., 4.625%,
05/15/2030 $ 1,602,079
0.0
1,836,000  Florida Power &
Light Co., 5.300%,
06/15/2034 1,924,184
0.0
1,311,000  Georgia Power Co.,
4.650%,
05/16/2028 1,332,600
0.0
1,906,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 1,865,212
0.0
570,000
(1)(2)
Jersey Central Power
& Light Co., 2.750%,
03/01/2032 512,970
0.0
799,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 839,754
0.0
2,250,000
(1)(2)
Liberty Utilities Co.,
5.577%,
01/31/2029 2,325,093
0.0
3,356,000
(2)
Liberty Utilities Co.,
5.869%,
01/31/2034 3,532,247
0.1
2,480,000
(2)
Lightning Power LLC,
7.250%,
08/15/2032 2,638,512
0.0
799,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 837,168
0.0
2,006,000
(1)(2)
Monongahela
Power Co., 3.550%,
05/15/2027 1,995,066
0.0
1,793,000
(2)
Monongahela
Power Co., 5.850%,
02/15/2034 1,896,243
0.0
2,387,000
(2)
Narragansett Electric
Co., 3.395%,
04/09/2030 2,305,179
0.0
2,634,000
(1)
National Grid PLC,
5.418%,
01/11/2034 2,728,437
0.0
3,811,000  National Rural Utilities
Cooperative Finance
Corp., 2.400%,
03/15/2030 3,562,912
0.1
1,992,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 1,801,233
0.0
556,000
(1)
National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 544,738
0.0
2,846,000  National Rural Utilities
Cooperative Finance
Corp., 5.000%,
08/15/2034 2,902,414
0.0
326,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 349,844
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
1,909,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 1.650%,
06/15/2031 $ 1,665,276
0.0
3,483,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 3,410,857
0.1
4,451,000
(3)
NextEra Energy Capital
Holdings, Inc., 3.800%,
03/15/2082 4,371,332
0.1
2,747,000  NextEra Energy Capital
Holdings, Inc., 5.300%,
03/15/2032 2,862,723
0.0
2,688,000
(3)
NextEra Energy Capital
Holdings, Inc., 6.375%,
08/15/2055 2,776,441
0.0
2,801,000
(3)
NextEra Energy Capital
Holdings, Inc., 6.500%,
08/15/2055 2,952,547
0.0
2,000,000
(1)(2)
Niagara Energy SAC,
5.746%,
10/03/2034 2,051,280
0.0
2,980,000
(2)
Niagara Mohawk
Power Corp., 1.960%,
06/27/2030 2,698,839
0.0
406,000
(2)
Niagara Mohawk
Power Corp., 5.664%,
01/17/2054 394,829
0.0
3,305,000  NiSource, Inc., 5.850%,
04/01/2055 3,297,198
0.1
7,116,000
(2)
NorthWestern Corp.,
5.073%,
03/21/2030 7,305,110
0.1
2,125,000
(1)(2)
NRG Energy, Inc.,
6.000%,
02/01/2033 2,171,291
0.0
1,173,000  NSTAR Electric Co.,
1.950%,
08/15/2031 1,035,825
0.0
836,000  NSTAR Electric Co.,
5.400%,
06/01/2034 867,842
0.0
1,011,000  OGE Energy Corp.,
5.450%,
05/15/2029 1,048,505
0.0
1,342,000  ONE Gas, Inc., 5.100%,
04/01/2029 1,381,698
0.0
1,171,000  Pacific Gas and
Electric Co., 4.300%,
03/15/2045 933,378
0.0
696,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 577,973
0.0
2,283,000
(2)
Pennsylvania
Electric Co., 5.150%,
03/30/2026 2,288,641
0.0
3,141,000
(2)
PSEG Power LLC,
5.200%,
05/15/2030 3,214,450
0.1
3,721,000
(1)(2)
PSEG Power LLC,
5.750%,
05/15/2035 3,864,665
0.1
1,318,000  Public Service Electric
and Gas Co., MTN,
5.200%,
03/01/2034 1,358,301
0.0
1,399,000  Public Service
Enterprise Group, Inc.,
1.600%,
08/15/2030 1,240,988
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
2,994,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 $ 2,682,249
0.0
2,440,000  Public Service
Enterprise Group, Inc.,
4.900%,
03/15/2030 2,496,167
0.0
3,558,000  Public Service
Enterprise Group, Inc.,
5.200%,
04/01/2029 3,658,310
0.1
1,086,000  Public Service
Enterprise Group, Inc.,
5.400%,
03/15/2035 1,119,241
0.0
2,700,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 2,786,353
0.0
3,686,000
(3)
Sempra, 6.400%,
10/01/2054 3,751,185
0.1
4,593,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 3,986,084
0.1
3,166,000  Southern Co., 5.113%,
08/01/2027 3,218,986
0.1
4,114,000
(3)
Southern Co. 21-A,
3.750%,
09/15/2051 4,071,114
0.1
1,071,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 1,100,877
0.0
4,102,000
(1)
Southwestern Electric
Power Co. N, 1.650%,
03/15/2026 4,080,269
0.1
8,722,000  Southwestern Public
Service Co., 5.300%,
05/15/2035 8,921,987
0.1
455,000  Southwestern Public
Service Co., 6.000%,
06/01/2054 466,886
0.0
1,910,000
(2)
Talen Energy Supply
LLC, 6.500%,
02/01/2036 1,976,305
0.0
2,883,000  Tucson Electric
Power Co., 5.200%,
09/15/2034 2,952,110
0.0
2,795,000
(2)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 2,761,291
0.0
3,809,000  WEC Energy Group,
Inc., 1.375%,
10/15/2027 3,643,912
0.1
2,240,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 2,128,360
0.0
1,057,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 1,078,517
0.0
1,222,000
(1)
Wisconsin Electric
Power Co., 1.700%,
06/15/2028 1,161,390
0.0
1,354,000  Wisconsin Power and
Light Co., 5.375%,
03/30/2034 1,399,099
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
2,854,000  Xcel Energy, Inc.,
5.600%,
04/15/2035 $ 2,958,076
0.0
272,560,793
2.7
Total Corporate Bonds/
Notes
(Cost $2,577,991,760)
2,609,660,168
26.3
U.S. GOVERNMENT AGENCY OBLIGATIONS : 16.9%
Federal Home Loan Mortgage Corporation : 0.9%
(4)
58,874
2.500
%,
05/01/2030 57,238
0.0
158,805
2.500
%,
05/01/2030 154,274
0.0
263,395
2.500
%,
06/01/2030 256,052
0.0
554,262
3.000
%,
11/01/2042 513,524
0.0
567,253
3.000
%,
02/01/2043 525,299
0.0
624,963
3.000
%,
03/01/2045 573,552
0.0
649,119
3.000
%,
03/01/2045 597,735
0.0
1,849,097
3.000
%,
04/01/2045 1,700,431
0.0
1,860,513
3.000
%,
04/01/2045 1,710,931
0.0
835,204
3.000
%,
10/01/2046 770,280
0.0
7,110,219
3.000
%,
10/01/2046 6,468,087
0.1
2,755,735
3.000
%,
03/01/2048 2,506,920
0.0
3,357,173
3.000
%,
03/01/2048 3,061,326
0.1
8,837,576
3.000
%,
08/01/2048 8,010,804
0.1
2,740,122
3.500
%,
01/01/2045 2,608,845
0.0
1,026,795
3.500
%,
03/01/2045 976,210
0.0
4,214,714
3.500
%,
12/01/2046 3,994,873
0.1
3,404,759
3.500
%,
04/01/2047 3,233,903
0.1
2,263,347
3.500
%,
07/01/2047 2,138,956
0.0
2,141,580
3.500
%,
10/01/2047 2,020,088
0.0
8,336,087
3.500
%,
01/01/2048 7,849,297
0.1
1,127,548
3.500
%,
03/01/2048 1,063,585
0.0
19,908,808
3.500
%,
03/01/2048 18,836,138
0.2
226,720
4.000
%,
10/01/2041 221,149
0.0
323,765
4.000
%,
12/01/2041 315,868
0.0
1,022,248
4.000
%,
08/01/2044 991,252
0.0
315,088
4.000
%,
07/01/2045 305,567
0.0
498,956
4.000
%,
09/01/2045 478,915
0.0
754,357
4.000
%,
09/01/2045 731,564
0.0
953,709
4.000
%,
09/01/2045 924,300
0.0
7,674,169
4.000
%,
11/01/2045 7,437,523
0.1
768,953
4.000
%,
05/01/2046 744,844
0.0
475,533
4.000
%,
05/01/2047 462,680
0.0
2,735,959
4.000
%,
11/01/2047 2,642,781
0.0
161,307
4.000
%,
03/01/2048 156,233
0.0
3,068,057
4.000
%,
06/01/2048 2,992,207
0.0
132,222
4.500
%,
08/01/2041 132,887
0.0
334,579
4.500
%,
09/01/2041 337,054
0.0
330,725
4.500
%,
10/01/2041 333,544
0.0
791,351
4.500
%,
03/01/2044 787,039
0.0
1,532,799
4.500
%,
02/01/2048 1,524,883
0.0
180,016
4.500
%,
06/01/2048 179,123
0.0
30,921
5.000
%,
01/01/2041 31,852
0.0
177,073
5.000
%,
04/01/2041 179,804
0.0
9,517
5.500
%,
07/01/2037 9,967
0.0
536,949
5.500
%,
11/01/2038 561,365
0.0
5,412
6.000
%,
01/01/2029 5,559
0.0
1,210
6.500
%,
12/01/2031 1,257
0.0
134,703
6.500
%,
09/01/2034 139,987
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
1,941
(3)
6.502
%, (RFUCCT1Y +
1.756%),
05/01/2037 $ 2,008
0.0
92,259,560
0.9
Federal National Mortgage Association : 0.2%
(4)
13,867,645
3.000
%,
12/01/2054 12,395,997
0.1
1,830,644
3.500
%,
01/01/2044 1,740,913
0.0
2,249,520
4.000
%,
12/01/2046 2,194,536
0.0
785,610
4.500
%,
09/01/2047 784,181
0.0
6,663,745
5.000
%,
08/01/2056 6,723,079
0.1
30,592
6.000
%,
05/01/2038 31,598
0.0
23,870,304
0.2
Government National Mortgage Association : 4.7%
7,403,218
2.500
%,
03/20/2051 6,393,985
0.1
4,194,171
2.500
%,
04/20/2051 3,625,005
0.0
17,417,792
2.500
%,
04/20/2051 15,043,873
0.2
6,000,598
2.500
%,
05/20/2051 5,182,537
0.1
15,581,455
2.500
%,
08/20/2051 13,457,097
0.1
6,751,069
2.500
%,
09/20/2051 5,830,614
0.1
15,622,034
2.500
%,
12/20/2051 13,492,012
0.1
20,351,510
2.500
%,
04/20/2052 17,576,628
0.2
4,429,955
3.000
%,
10/20/2049 4,050,661
0.1
2,401,830
3.000
%,
11/20/2049 2,196,190
0.0
2,125,831
3.000
%,
10/20/2051 1,913,937
0.0
3,961,099
3.000
%,
10/20/2051 3,505,782
0.0
2,365,347
3.000
%,
11/20/2051 2,081,059
0.0
576,055
3.500
%,
07/20/2046 524,886
0.0
2,412,493
3.500
%,
07/20/2046 2,183,316
0.0
798,254
3.500
%,
10/20/2046 732,280
0.0
335,305
3.500
%,
02/20/2047 308,736
0.0
215,792
3.500
%,
03/20/2047 198,219
0.0
231,300
3.500
%,
07/20/2047 214,967
0.0
523,668
3.500
%,
08/20/2047 480,914
0.0
566,352
3.500
%,
09/20/2047 519,428
0.0
4,869,936
3.500
%,
12/20/2047 4,481,426
0.1
2,894,679
3.500
%,
01/20/2048 2,669,778
0.0
2,525,546
3.500
%,
02/20/2048 2,304,334
0.0
4,376,446
3.500
%,
02/20/2048 4,048,610
0.1
343,758
3.500
%,
03/20/2048 315,895
0.0
11,696,029
3.500
%,
03/20/2048 10,803,500
0.1
86,165
4.000
%,
11/20/2040 84,288
0.0
495,578
4.000
%,
03/20/2046 476,935
0.0
6,386,151
4.000
%,
09/20/2047 6,155,016
0.1
2,959,890
4.000
%,
02/20/2050 2,836,722
0.0
116,900
4.500
%,
10/15/2039 119,347
0.0
82,410
4.500
%,
11/15/2039 82,720
0.0
91,120
4.500
%,
11/15/2039 91,238
0.0
27,465
4.500
%,
12/15/2039 27,335
0.0
5,138,598
4.500
%,
08/20/2040 5,168,882
0.1
6,066,582
4.500
%,
09/20/2040 6,109,688
0.1
4,004,144
4.500
%,
06/20/2041 4,011,278
0.0
25,794
4.500
%,
08/20/2041 25,980
0.0
511,344
4.500
%,
09/15/2047 504,749
0.0
130,068,000
(5)
4.500
%,
01/20/2055 126,714,684
1.3
3,484,825
5.000
%,
11/20/2052 3,492,408
0.0
968,564
5.000
%,
01/20/2053 970,420
0.0
1,723,722
5.000
%,
06/20/2053 1,729,095
0.0
56,759,000
(5)
5.000
%,
01/20/2056 56,638,149
0.6
80,000,000
(5)
5.500
%,
01/20/2056 80,788,211
0.8
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
41,563,000
(5)
6.000
%,
02/15/2056 $ 42,330,941
0.4
462,493,755
4.7
Uniform Mortgage-Backed Securities : 11.1%
16,220,995
2.000
%,
12/01/2050 13,254,316
0.1
9,952,502
2.000
%,
05/01/2051 8,226,516
0.1
21,528,919
2.000
%,
05/01/2051 17,499,580
0.2
28,697,423
2.000
%,
05/01/2051 23,362,010
0.2
837,138
2.000
%,
07/01/2051 681,502
0.0
4,264,646
2.000
%,
08/01/2051 3,498,493
0.0
9,034,041
2.000
%,
08/01/2051 7,351,655
0.1
17,570,252
2.000
%,
09/01/2051 14,287,231
0.2
8,286,615
2.000
%,
10/01/2051 6,735,693
0.1
802,237
2.000
%,
11/01/2051 659,235
0.0
1,778,659
2.000
%,
11/01/2051 1,462,873
0.0
14,100,560
2.000
%,
11/01/2051 11,654,201
0.1
7,059,907
2.000
%,
12/01/2051 5,801,485
0.1
25,019,313
2.000
%,
12/01/2051 20,321,058
0.2
4,147,323
2.000
%,
01/01/2052 3,425,475
0.0
3,471,198
2.000
%,
02/01/2052 2,853,471
0.0
4,103,009
2.000
%,
02/01/2052 3,377,027
0.0
6,804,901
2.000
%,
02/01/2052 5,593,667
0.1
7,030,022
2.000
%,
02/01/2052 5,776,532
0.1
10,193,084
2.000
%,
02/01/2052 8,402,427
0.1
10,602,657
2.000
%,
02/01/2052 8,746,443
0.1
11,841,172
2.000
%,
02/01/2052 9,771,347
0.1
21,420,566
2.000
%,
02/01/2052 17,391,396
0.2
23,079,401
2.000
%,
02/01/2052 19,001,135
0.2
4,152,763
2.000
%,
03/01/2052 3,419,913
0.0
4,443,976
2.000
%,
03/01/2052 3,672,150
0.0
5,276,335
2.000
%,
03/01/2052 4,323,103
0.1
5,631,791
2.000
%,
04/01/2052 4,645,847
0.1
305,398
2.500
%,
05/01/2030 297,170
0.0
498,514
2.500
%,
06/01/2030 485,930
0.0
657,508
2.500
%,
06/01/2030 640,633
0.0
274,863
2.500
%,
07/01/2030 267,808
0.0
12,290
2.500
%,
02/01/2050 10,525
0.0
19,466
2.500
%,
04/01/2050 16,623
0.0
15,446
2.500
%,
05/01/2050 13,215
0.0
29,505
2.500
%,
05/01/2050 25,249
0.0
29,845
2.500
%,
05/01/2050 25,522
0.0
55,909
2.500
%,
05/01/2050 47,819
0.0
152,353
2.500
%,
05/01/2050 130,324
0.0
13,831
2.500
%,
06/01/2050 11,829
0.0
1,416,492
2.500
%,
06/01/2050 1,222,037
0.0
16,873,440
2.500
%,
06/01/2050 14,580,596
0.2
185,320
2.500
%,
07/01/2050 158,455
0.0
2,874,871
2.500
%,
07/01/2050 2,458,916
0.0
22,624,748
2.500
%,
07/01/2050 19,367,435
0.2
88,090
2.500
%,
08/01/2050 75,416
0.0
626,552
2.500
%,
08/01/2050 536,551
0.0
1,631,385
2.500
%,
08/01/2050 1,395,003
0.0
1,829,408
2.500
%,
08/01/2050 1,562,533
0.0
18,888,082
2.500
%,
08/01/2050 16,330,780
0.2
23,308
2.500
%,
09/01/2050 19,978
0.0
70,478
2.500
%,
09/01/2050 60,300
0.0
174,404
2.500
%,
09/01/2050 149,080
0.0
709,020
2.500
%,
09/01/2050 606,361
0.0
820,592
2.500
%,
09/01/2050 701,777
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
3,512,757
2.500
%,
10/01/2050 $ 2,999,621
0.0
3,742,601
2.500
%,
10/01/2050 3,199,537
0.0
3,006,185
2.500
%,
11/01/2050 2,580,618
0.0
70,146
2.500
%,
01/01/2051 59,930
0.0
8,944,614
2.500
%,
02/01/2051 7,581,462
0.1
19,859,570
2.500
%,
04/01/2051 16,955,947
0.2
2,945,602
2.500
%,
05/01/2051 2,541,872
0.0
3,531,706
2.500
%,
09/01/2051 3,045,809
0.0
16,341,531
2.500
%,
11/01/2051 13,935,563
0.2
2,211,925
2.500
%,
12/01/2051 1,907,605
0.0
14,115,085
2.500
%,
12/01/2051 12,193,187
0.1
13,413,064
2.500
%,
01/01/2052 11,584,959
0.1
3,113,019
2.500
%,
02/01/2052 2,683,439
0.0
3,180,252
2.500
%,
02/01/2052 2,735,236
0.0
5,504,101
2.500
%,
02/01/2052 4,730,834
0.1
6,344,575
2.500
%,
02/01/2052 5,464,092
0.1
10,039,128
2.500
%,
02/01/2052 8,544,602
0.1
97,645,020
2.500
%,
02/01/2052 84,099,152
0.9
5,269,705
2.500
%,
03/01/2052 4,526,174
0.1
7,731,257
2.500
%,
03/01/2052 6,635,663
0.1
25,074,575
2.500
%,
03/01/2052 21,613,201
0.2
15,492,549
2.500
%,
04/01/2052 13,272,217
0.1
453,759
3.000
%,
08/01/2030 447,124
0.0
229,348
3.000
%,
09/01/2030 225,561
0.0
570,226
3.000
%,
08/01/2035 552,737
0.0
1,264,678
3.000
%,
04/01/2043 1,170,039
0.0
1,194,160
3.000
%,
07/01/2043 1,104,048
0.0
376,995
3.000
%,
08/01/2043 348,829
0.0
252,256
3.000
%,
09/01/2043 233,302
0.0
4,082,664
3.000
%,
04/01/2045 3,755,102
0.0
797,030
3.000
%,
08/01/2046 728,141
0.0
1,734,349
3.000
%,
08/01/2046 1,579,620
0.0
579,653
3.000
%,
11/01/2046 531,701
0.0
1,304,899
3.000
%,
12/01/2046 1,184,636
0.0
5,054,198
3.000
%,
12/01/2046 4,603,228
0.1
2,972,870
3.000
%,
03/01/2047 2,693,269
0.0
18,248,138
3.000
%,
10/01/2050 16,285,877
0.2
1,694,327
3.000
%,
03/01/2051 1,505,690
0.0
3,867,295
3.000
%,
01/01/2052 3,457,549
0.0
3,072,580
3.000
%,
02/01/2052 2,760,970
0.0
3,398,101
3.000
%,
02/01/2052 3,051,292
0.0
4,136,985
3.000
%,
02/01/2052 3,707,770
0.0
4,347,030
3.000
%,
02/01/2052 3,911,264
0.1
4,567,593
3.000
%,
02/01/2052 4,104,005
0.1
9,514,351
3.000
%,
02/01/2052 8,537,253
0.1
8,159,353
3.000
%,
03/01/2052 7,327,430
0.1
12,981,255
3.000
%,
03/01/2052 11,612,582
0.1
16,909,744
3.000
%,
05/01/2052 15,164,442
0.2
8,571,007
3.500
%,
06/01/2034 8,430,236
0.1
1,527,486
3.500
%,
10/01/2042 1,457,867
0.0
659,556
3.500
%,
04/01/2043 629,292
0.0
1,894,937
3.500
%,
08/01/2043 1,807,982
0.0
1,152,433
3.500
%,
03/01/2044 1,099,457
0.0
139,785
3.500
%,
01/01/2046 132,703
0.0
105,533
3.500
%,
02/01/2046 100,121
0.0
221,267
3.500
%,
02/01/2046 210,148
0.0
621,848
3.500
%,
08/01/2047 586,712
0.0
838,713
3.500
%,
09/01/2047 789,274
0.0
10,692,071
3.500
%,
11/01/2047 10,140,586
0.1
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
313,204
3.500
%,
12/01/2047 $ 293,482
0.0
574,307
3.500
%,
02/01/2048 537,606
0.0
662,224
3.500
%,
05/01/2048 621,351
0.0
6,014,255
3.500
%,
07/01/2048 5,691,122
0.1
1,505,901
3.500
%,
10/01/2049 1,427,505
0.0
1,869,364
3.500
%,
02/01/2052 1,739,328
0.0
79,727
4.000
%,
03/01/2042 78,050
0.0
72,998
4.000
%,
07/01/2042 71,432
0.0
279,587
4.000
%,
07/01/2042 271,521
0.0
591,148
4.000
%,
07/01/2042 578,465
0.0
348,306
4.000
%,
09/01/2043 340,616
0.0
985,923
4.000
%,
01/01/2045 954,391
0.0
6,367,488
4.000
%,
01/01/2045 6,224,586
0.1
712,278
4.000
%,
03/01/2045 684,835
0.0
2,480,880
4.000
%,
05/01/2045 2,403,330
0.0
729,617
4.000
%,
06/01/2045 706,433
0.0
670,112
4.000
%,
11/01/2045 650,263
0.0
2,032,100
4.000
%,
02/01/2046 1,967,111
0.0
3,695,411
4.000
%,
07/01/2047 3,574,904
0.0
328,728
4.000
%,
08/01/2047 318,024
0.0
932,650
4.000
%,
08/01/2047 899,599
0.0
40,329
4.000
%,
03/01/2048 38,937
0.0
298,193
4.000
%,
03/01/2048 288,438
0.0
2,176,175
4.000
%,
09/01/2048 2,101,887
0.0
6,542,146
4.000
%,
04/01/2049 6,314,654
0.1
7,756,593
4.000
%,
05/01/2052 7,437,994
0.1
4,681,450
4.000
%,
06/01/2052 4,493,345
0.1
2,749,149
4.000
%,
11/01/2052 2,662,592
0.0
4,548,667
4.000
%,
11/01/2052 4,342,119
0.1
8,799,782
4.000
%,
12/01/2054 8,354,482
0.1
790,082
4.250
%,
11/01/2043 781,742
0.0
61,919
4.500
%,
11/01/2040 62,336
0.0
172,754
4.500
%,
11/01/2040 174,183
0.0
1,056,717
4.500
%,
11/01/2040 1,064,374
0.0
1,858
4.500
%,
12/01/2040 1,870
0.0
3,058
4.500
%,
12/01/2040 3,081
0.0
2,009
4.500
%,
01/01/2041 2,018
0.0
3,551
4.500
%,
01/01/2041 3,573
0.0
130,488
4.500
%,
10/01/2041 131,045
0.0
234,446
4.500
%,
10/01/2044 232,609
0.0
352,665
4.500
%,
12/01/2045 351,980
0.0
248,274
4.500
%,
04/01/2047 248,022
0.0
584,440
4.500
%,
04/01/2047 582,299
0.0
1,273,592
4.500
%,
04/01/2047 1,267,747
0.0
1,792,530
4.500
%,
04/01/2047 1,787,141
0.0
453,855
4.500
%,
05/01/2047 448,645
0.0
471,321
4.500
%,
05/01/2047 469,869
0.0
724,908
4.500
%,
05/01/2047 721,986
0.0
746,446
4.500
%,
05/01/2047 745,605
0.0
766,102
4.500
%,
05/01/2047 764,762
0.0
282,360
4.500
%,
06/01/2047 280,718
0.0
407,516
4.500
%,
06/01/2047 405,147
0.0
514,999
4.500
%,
06/01/2047 512,418
0.0
1,307,750
4.500
%,
07/01/2047 1,300,804
0.0
97,253
4.500
%,
08/01/2047 96,716
0.0
5,844,557
4.500
%,
08/01/2052 5,759,272
0.1
6,817,187
4.500
%,
12/01/2054 6,660,626
0.1
20,419,000
(5)
4.500
%,
02/01/2056 19,917,490
0.2
968,290
5.000
%,
05/01/2042 996,240
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
85,879,000
(5)
5.000
%,
02/01/2056 $ 85,567,017
0.9
44,590
5.500
%,
03/01/2037 46,303
0.0
55,119
5.500
%,
06/01/2039 57,660
0.0
475,431
5.500
%,
10/01/2039 495,630
0.0
42,798,935
5.500
%,
06/01/2053 43,566,604
0.4
33,330,578
5.500
%,
08/01/2053 33,913,037
0.4
2,650,652
5.500
%,
04/01/2054 2,695,859
0.0
20,936,469
5.500
%,
10/01/2054 21,249,598
0.2
2,466,933
5.500
%,
02/01/2055 2,503,324
0.0
46,500,000
(5)
5.500
%,
01/01/2056 47,157,456
0.5
32,118
6.000
%,
09/01/2036 33,378
0.0
469,497
6.000
%,
10/01/2053 483,363
0.0
3,528,844
6.000
%,
12/01/2053 3,632,921
0.0
2,154,852
6.000
%,
05/01/2054 2,213,770
0.0
28,718,023
6.000
%,
07/01/2054 29,504,178
0.3
22,584,087
6.000
%,
09/01/2054 23,201,601
0.2
34,106,702
6.000
%,
09/01/2054 35,039,275
0.4
88
6.500
%,
09/01/2031 91
0.0
316
6.500
%,
09/01/2031 335
0.0
6,924
6.500
%,
11/01/2031 7,188
0.0
3,604
6.500
%,
04/01/2032 3,741
0.0
823
6.500
%,
08/01/2032 854
0.0
2,655
6.500
%,
08/01/2032 2,756
0.0
1,554
7.000
%,
12/01/2027 1,633
0.0
547
7.000
%,
10/01/2031 575
0.0
323
7.500
%,
09/01/2030 334
0.0
903
7.500
%,
09/01/2031 935
0.0
7,523
7.500
%,
02/01/2032 7,709
0.0
1,098,482,050
11.1
Total U.S. Government
Agency Obligations
(Cost $1,746,627,915)
1,677,105,669
16.9
COLLATERALIZED MORTGAGE OBLIGATIONS : 14.5%
1,564,000
(2)(3)
Ajax Mortgage Loan
Trust 2019-F A3,
3.500%,
07/25/2059 1,502,362
0.0
814,817
(3)
Alternative Loan Trust
2004-J7 M1, 4.578%,
(TSFR1M + 1.134%),
10/25/2034 813,023
0.0
321,793
(3)
Alternative Loan Trust
2005-53T2 2A6,
4.346%, (TSFR1M +
0.614%),
11/25/2035 164,387
0.0
344,232  Alternative Loan Trust
2005-65CB 2A4,
5.500%,
12/25/2035 231,587
0.0
801,924
(3)
Alternative Loan Trust
2005-J2 1A12, 4.246%,
(TSFR1M + 0.514%),
04/25/2035 616,178
0.0
570,654  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 269,303
0.0
109,281
(3)
Alternative Loan Trust
2006-18CB A10,
4.246%, (TSFR1M +
0.514%),
07/25/2036 40,605
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
650,839
(3)
Alternative Loan Trust
2006-19CB A28,
4.446%, (TSFR1M +
0.714%),
08/25/2036 $ 284,571
0.0
792,457
(3)
Alternative Loan
Trust 2007-23CB A3,
4.346%, (TSFR1M +
0.614%),
09/25/2037 270,465
0.0
1,769,813
(3)
Alternative Loan
Trust 2007-2CB 2A1,
4.446%, (TSFR1M +
0.714%),
03/25/2037 689,420
0.0
816,808  Alternative Loan Trust
2007-3T1 1A11,
6.000%,
04/25/2037 354,388
0.0
687,012
(3)
Alternative Loan Trust
2007-8CB A3, 4.346%,
(TSFR1M + 0.614%),
05/25/2037 282,707
0.0
912,706
(3)
American Home
Mortgage Assets Trust
2007-4 A4, 4.426%,
(TSFR1M + 0.694%),
08/25/2037 836,739
0.0
381,422
(2)(3)
Arroyo Mortgage Trust
2019-3 A3, 3.416%,
10/25/2048 368,797
0.0
431,069
(3)
Banc of America
Funding Trust 2007-
2 1A16, 4.446%,
(TSFR1M + 0.714%),
03/25/2037 313,324
0.0
505,384
(6)
Banc of America
Mortgage Trust 2007-2
A8, 6.000%,
05/25/2037 50,026
0.0
2,282,269
(2)(3)
Bayview MSR
Opportunity Master
Fund Trust 2022-2 AF,
4.724%, (SOFR30A +
0.850%),
12/25/2051 2,119,493
0.0
374,613
(3)
Bear Stearns ALT-A
Trust 2005-4 23A1,
5.406%,
05/25/2035 359,635
0.0
671,144
(3)
Bear Stearns ALT-A
Trust 2005-7 21A1,
5.532%,
09/25/2035 515,960
0.0
1,894,616
(2)(3)
Chase Home Lending
Mortgage Trust 2019-1
B3, 3.877%,
03/25/2050 1,700,388
0.0
2,312,822
(2)(3)
Chase Home Lending
Mortgage Trust 2024-8
B3, 7.058%,
08/25/2055 2,420,570
0.0
625,748
(2)(3)
Chase Home Lending
Mortgage Trust Series
2025-9 A3, 5.500%,
06/25/2056 630,983
0.0
427,064  CHL Mortgage Pass-
Through Trust 2007-7
A7, 5.750%,
06/25/2037 191,241
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
555,135
(2)(3)
CHNGE Mortgage Trust
2022-1 A1, 3.007%,
01/25/2067 $ 538,115
0.0
47,140
(2)(3)
CIM Trust 2019-INV1
A1, 4.000%,
02/25/2049 45,226
0.0
186,606
(2)(3)
CIM Trust 2019-INV3
A3, 3.500%,
08/25/2049 170,269
0.0
2,513,691
(2)(3)
CIM Trust 2019-J2 B2,
3.764%,
10/25/2049 2,307,867
0.0
838,676
(2)(3)
CIM Trust 2019-J2 B3,
3.764%,
10/25/2049 770,117
0.0
3,100,000
(2)(3)
CIM Trust 2019-
R5 M2, 3.250%,
09/25/2059 2,918,224
0.0
2,841,354
(2)(3)
CIM Trust 2020-J1 B3,
3.435%,
10/25/2049 2,501,673
0.0
613,712  Citicorp Mortgage
Securities Trust Series
2006-3 1A4, 6.000%,
06/25/2036 565,592
0.0
453,312
(3)
Citigroup Mortgage
Loan Trust 2006-AR9
2A, 5.356%,
11/25/2036 401,907
0.0
211,063
(3)
Citigroup Mortgage
Loan Trust 2007-
10 22AA, 4.457%,
09/25/2037 198,605
0.0
302,285
(2)(3)
Citigroup Mortgage
Loan Trust 2015-A B2,
4.500%,
06/25/2058 298,349
0.0
1,219,778
(2)(3)
Citigroup Mortgage
Loan Trust 2021-
J2 B2W, 2.769%,
07/25/2051 1,051,988
0.0
1,370,947
(2)(3)
Citigroup Mortgage
Loan Trust 2021-
J2 B3W, 2.769%,
07/25/2051 1,171,186
0.0
568,404
(2)(3)
Connecticut Avenue
Securities Trust 2019-
R05 1B1, 8.089%,
(SOFR30A + 4.214%),
07/25/2039 576,755
0.0
800,000
(2)(3)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 7.639%,
(SOFR30A + 3.764%),
02/25/2040 824,856
0.0
13,600,000
(2)(3)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 7.024%,
(SOFR30A + 3.150%),
12/25/2041 13,862,129
0.2
528,290
(2)
CSMC Series 2008-
2R 1A1, 6.000%,
07/25/2037 458,139
0.0
524,842
(2)(3)
CSMC Trust 2015-2
B3, 3.868%,
02/25/2045 508,930
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
43,183,619
(3)(6)
Deutsche Alt-B
Securities Mortgage
Loan Trust Series
2007-AB1 X, 0.740%,
04/25/2037 $ 1,862,844
0.0
42,906
(3)
Fannie Mae Connecticut
Avenue Securities
2016-C01 2M2,
10.939%, (SOFR30A +
7.064%),
08/25/2028 43,312
0.0
4,578,457
(2)(3)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
6.989%, (SOFR30A +
3.114%),
01/25/2040 4,657,944
0.1
2,500,000
(2)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R02 2B1,
7.174%, (SOFR30A +
3.300%),
11/25/2041 2,549,312
0.0
1,000,000
(2)(3)
Fannie Mae Connecticut
Avenue Securities
2022-R05 2B2,
10.874%, (SOFR30A +
7.000%),
04/25/2042 1,066,222
0.0
1,000,000
(2)(3)
Fannie Mae Connecticut
Avenue Securities
2022-R09 2B1,
10.624%, (SOFR30A +
6.750%),
09/25/2042 1,090,681
0.0
4,000,000
(2)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R04 1B1,
9.224%, (SOFR30A +
5.350%),
05/25/2043 4,330,101
0.1
7,418,600
(2)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R05 1B1,
8.624%, (SOFR30A +
4.750%),
06/25/2043 7,949,310
0.1
2,210,000
(2)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R07 2B1,
8.374%, (SOFR30A +
4.500%),
09/25/2043 2,369,241
0.0
9,300,000
(2)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R07 2M2,
7.124%, (SOFR30A +
3.250%),
09/25/2043 9,618,343
0.1
3,200,000
(2)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R03 2B1,
6.674%, (SOFR30A +
2.800%),
03/25/2044 3,316,141
0.1
1,500,000
(2)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R03 2M2,
5.824%, (SOFR30A +
1.950%),
03/25/2044 1,509,455
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,400,000
(2)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1B1,
6.074%, (SOFR30A +
2.200%),
05/25/2044 $ 8,491,043
0.1
2,825,000
(2)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1M2,
5.524%, (SOFR30A +
1.650%),
05/25/2044 2,837,559
0.0
10,950,000
(2)(3)
Fannie Mae Connecticut
Avenue Securities
2025-R02 1B1,
5.824%, (SOFR30A +
1.950%),
02/25/2045 11,022,513
0.1
1,874
(3)
Fannie Mae Grantor
Trust 1998-T2 A6,
0.027%, (US0001M +
0.550%),
01/25/2032 1,873
0.0
94,808
(6)
Fannie Mae Interest
Strip 418 20, 3.000%,
05/25/2043 12,555
0.0
110,312
(6)
Fannie Mae Interest
Strip 418 59, 3.000%,
08/25/2028 2,360
0.0
6,956,500
(6)
Fannie Mae Interest
Strip 425 C3, 3.500%,
04/25/2049 1,281,245
0.0
76,944,952
(6)
Fannie Mae Interest
Strip 428 C28,
2.000%,
07/25/2037 3,937,381
0.1
114,568,052
(6)
Fannie Mae Interest
Strip 440 C50,
4.500%,
10/25/2053 25,337,928
0.3
19,886  Fannie Mae REMIC
Trust 1999-33 Z,
6.000%,
07/25/2029 20,279
0.0
90,726
(3)(6)
Fannie Mae REMIC
Trust 2001-
72 SC, 1.000%,
(-1.000*SOFR30A +
8.386%),
12/25/2031 1,727
0.0
1,114
(3)(6)
Fannie Mae REMIC
Trust 2001-
8 SK, 4.699%,
(-1.000*SOFR30A +
8.636%),
03/18/2031 12
0.0
2,311,839  Fannie Mae REMIC
Trust 2002-W9 A4,
6.000%,
08/25/2042 2,347,022
0.0
347,885  Fannie Mae REMIC
Trust 2003-105 AZ,
5.500%,
10/25/2033 362,133
0.0
151,336
(3)
Fannie Mae REMIC
Trust 2003-45 FJ,
5.639%, (SOFR30A +
1.614%),
06/25/2033 154,296
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
357,732
(3)(6)
Fannie Mae REMIC
Trust 2003-
49 SW, 3.011%,
(-1.000*SOFR30A +
6.886%),
01/25/2033 $ 29,411
0.0
509,116
(3)(6)
Fannie Mae REMIC
Trust 2003-
66 SA, 3.661%,
(-1.000*SOFR30A +
7.536%),
07/25/2033 55,048
0.0
95,039
(6)
Fannie Mae REMIC
Trust 2003-74 IO,
6.000%,
08/25/2033 14,138
0.0
204,657  Fannie Mae REMIC
Trust 2003-84 PZ,
5.000%,
09/25/2033 209,671
0.0
399,062  Fannie Mae REMIC
Trust 2004-50 VZ,
5.500%,
07/25/2034 416,419
0.0
1,588,447
(3)(6)
Fannie Mae REMIC
Trust 2004-
54 SN, 3.061%,
(-1.000*SOFR30A +
6.936%),
07/25/2034 115,270
0.0
20,206
(3)
Fannie Mae REMIC
Trust 2004-56 FE,
4.439%, (SOFR30A +
0.564%),
10/25/2033 20,164
0.0
150,189  Fannie Mae REMIC
Trust 2004-7 Z,
5.500%,
02/25/2034 155,955
0.0
340,836  Fannie Mae REMIC
Trust 2004-75 ZG,
4.500%,
10/25/2034 343,871
0.0
995,691  Fannie Mae REMIC
Trust 2005-25 Z,
5.000%,
04/25/2035 1,020,420
0.0
3,688,972
(3)(6)
Fannie Mae REMIC
Trust 2005-
75 ES, 2.061%,
(-1.000*SOFR30A +
5.936%),
09/25/2035 272,678
0.0
223,144
(3)(6)
Fannie Mae REMIC
Trust 2005-
75 SP, 2.761%,
(-1.000*SOFR30A +
6.636%),
08/25/2035 9,606
0.0
46,366
(3)
Fannie Mae REMIC
Trust 2006-104
ES, 13.507%,
(-1.000*SOFR30A +
32.878%),
11/25/2036 61,176
0.0
537,466
(3)(6)
Fannie Mae REMIC
Trust 2006-
12 SD, 2.761%,
(-1.000*SOFR30A +
6.636%),
10/25/2035 34,607
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
277,568
(3)(6)
Fannie Mae REMIC
Trust 2006-
123 UI, 2.751%,
(-1.000*SOFR30A +
6.626%),
01/25/2037 $ 25,269
0.0
808,141
(3)(6)
Fannie Mae REMIC
Trust 2006-
56 SM, 2.761%,
(-1.000*SOFR30A +
6.636%),
07/25/2036 58,106
0.0
3,633
(3)(6)
Fannie Mae REMIC
Trust 2006-
72 HS, 2.711%,
(-1.000*SOFR30A +
6.586%),
08/25/2026 27
0.0
16,293  Fannie Mae REMIC
Trust 2007-10 Z,
6.000%,
02/25/2037 17,211
0.0
293,086
(3)(6)
Fannie Mae REMIC
Trust 2007-
21 SB, 2.411%,
(-1.000*SOFR30A +
6.286%),
03/25/2037 25,327
0.0
695,703
(3)(6)
Fannie Mae REMIC
Trust 2007-
52 NS, 2.461%,
(-1.000*SOFR30A +
6.336%),
06/25/2037 66,666
0.0
469,403
(3)(6)
Fannie Mae REMIC
Trust 2007-
85 SM, 2.471%,
(-1.000*SOFR30A +
6.346%),
09/25/2037 43,540
0.0
1,178,498
(3)(6)
Fannie Mae REMIC
Trust 2007-
91 AS, 2.411%,
(-1.000*SOFR30A +
6.286%),
10/25/2037 106,425
0.0
1,288,003
(3)(6)
Fannie Mae REMIC
Trust 2008-
12 SC, 2.361%,
(-1.000*SOFR30A +
6.236%),
03/25/2038 96,232
0.0
144,216  Fannie Mae REMIC
Trust 2008-16 Z,
5.500%,
03/25/2038 150,231
0.0
607,974  Fannie Mae REMIC
Trust 2009-19 PW,
4.500%,
10/25/2036 614,134
0.0
3,531,783
(3)
Fannie Mae REMIC
Trust 2009-50 HZ,
5.533%,
02/25/2049 3,602,127
0.1
2,748,827
(3)(6)
Fannie Mae REMIC
Trust 2009-
66 SP, 2.111%,
(-1.000*SOFR30A +
5.986%),
09/25/2039 169,423
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
706,875
(3)(6)
Fannie Mae REMIC
Trust 2009-
90 TS, 2.161%,
(-1.000*SOFR30A +
6.036%),
11/25/2039 $ 60,308
0.0
2,082,386
(3)(6)
Fannie Mae REMIC
Trust 2010-
1 S, 2.261%,
(-1.000*SOFR30A +
6.136%),
02/25/2040 192,971
0.0
5,772,572
(3)(6)
Fannie Mae REMIC
Trust 2010-
107 SB, 2.601%,
(-1.000*SOFR30A +
6.476%),
09/25/2040 589,548
0.0
1,531,271
(3)(6)
Fannie Mae REMIC
Trust 2010-
123 SL, 2.081%,
(-1.000*SOFR30A +
5.956%),
11/25/2040 103,972
0.0
3,157,269
(3)(6)
Fannie Mae REMIC
Trust 2010-
150 SJ, 2.491%,
(-1.000*SOFR30A +
6.366%),
01/25/2041 306,579
0.0
653,004
(3)(6)
Fannie Mae REMIC
Trust 2010-
35 CS, 2.461%,
(-1.000*SOFR30A +
6.336%),
04/25/2050 69,562
0.0
3,314,047
(3)(6)
Fannie Mae REMIC
Trust 2010-
41 SB, 2.411%,
(-1.000*SOFR30A +
6.286%),
05/25/2040 253,947
0.0
559,249
(3)(6)
Fannie Mae REMIC
Trust 2010-
43 VS, 2.461%,
(-1.000*SOFR30A +
6.336%),
05/25/2040 45,310
0.0
1,451,612  Fannie Mae REMIC
Trust 2010-53 JZ,
5.000%,
07/25/2040 1,447,616
0.0
3,282,098  Fannie Mae REMIC
Trust 2010-59 PC,
5.000%,
06/25/2040 3,385,478
0.1
632,724  Fannie Mae REMIC
Trust 2011-10 ZC,
5.000%,
02/25/2041 648,466
0.0
3,544,461  Fannie Mae REMIC
Trust 2011-101 DB,
4.000%,
10/25/2041 3,488,768
0.1
410,226
(3)(6)
Fannie Mae REMIC
Trust 2011-
102 SA, 2.611%,
(-1.000*SOFR30A +
6.486%),
10/25/2041 47,182
0.0
2,144,763  Fannie Mae REMIC
Trust 2011-116 ZA,
3.500%,
11/25/2041 2,060,073
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
45,853  Fannie Mae REMIC
Trust 2011-127 UY,
3.500%,
12/25/2041 $ 43,772
0.0
5,222,606  Fannie Mae REMIC
Trust 2011-136 PZ,
4.000%,
01/25/2042 5,072,884
0.1
1,671,674  Fannie Mae REMIC
Trust 2011-30 ZA,
5.000%,
04/25/2041 1,712,894
0.0
3,601,974
(3)(6)
Fannie Mae REMIC
Trust 2011-
47 GS, 1.941%,
(-1.000*SOFR30A +
5.816%),
06/25/2041 237,891
0.0
1,743,143  Fannie Mae REMIC
Trust 2011-8 ZA,
4.000%,
02/25/2041 1,704,318
0.0
7,067,598  Fannie Mae REMIC
Trust 2011-84 Z,
5.250%,
09/25/2041 7,240,929
0.1
6,446,908  Fannie Mae REMIC
Trust 2011-87 GB,
4.500%,
09/25/2041 6,385,050
0.1
1,062,751
(3)(6)
Fannie Mae REMIC
Trust 2011-
93 GS, 2.561%,
(-1.000*SOFR30A +
6.436%),
04/25/2039 105,073
0.0
5,398,729  Fannie Mae REMIC
Trust 2011-99 CZ,
4.500%,
10/25/2041 5,399,972
0.1
300,633  Fannie Mae REMIC
Trust 2012-110 CA,
3.000%,
10/25/2042 279,007
0.0
1,196,832
(3)(6)
Fannie Mae REMIC
Trust 2012-
111 SL, 2.111%,
(-1.000*SOFR30A +
5.986%),
05/25/2041 103,527
0.0
2,377,853  Fannie Mae REMIC
Trust 2012-111 ZK,
3.500%,
10/25/2042 2,253,778
0.0
653,795
(6)
Fannie Mae REMIC
Trust 2012-120 WI,
3.000%,
11/25/2027 11,296
0.0
2,309,232
(3)(6)
Fannie Mae REMIC
Trust 2012-
122 SB, 2.161%,
(-1.000*SOFR30A +
6.036%),
11/25/2042 258,075
0.0
688,554
(6)
Fannie Mae REMIC
Trust 2012-128 LI,
3.500%,
06/25/2042 26,072
0.0
2,787,107
(3)(6)
Fannie Mae REMIC
Trust 2012-
133 AS, 2.211%,
(-1.000*SOFR30A +
6.086%),
10/25/2042 287,060
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,453,534
(3)(6)
Fannie Mae REMIC
Trust 2012-
133 NS, 2.161%,
(-1.000*SOFR30A +
6.036%),
12/25/2042 $ 1,025,776
0.0
330,432
(6)
Fannie Mae REMIC
Trust 2012-149 GI,
3.500%,
06/25/2042 24,235
0.0
10,279,851  Fannie Mae REMIC
Trust 2012-15 PZ,
4.000%,
03/25/2042 10,038,976
0.1
1,255,155  Fannie Mae REMIC
Trust 2012-153 B,
7.000%,
07/25/2042 1,378,417
0.0
2,946,034  Fannie Mae REMIC
Trust 2012-17 QZ,
4.000%,
03/25/2042 2,885,305
0.0
2,617,872  Fannie Mae REMIC
Trust 2012-2 HE,
4.000%,
02/25/2042 2,582,472
0.0
123,196
(3)(6)
Fannie Mae REMIC
Trust 2012-
24 HS, 2.561%,
(-1.000*SOFR30A +
6.436%),
09/25/2040 1,241
0.0
603,272  Fannie Mae REMIC
Trust 2012-30 AB,
4.000%,
04/25/2042 590,532
0.0
980,595  Fannie Mae REMIC
Trust 2012-33 BW,
4.000%,
04/25/2042 952,870
0.0
3,492  Fannie Mae REMIC
Trust 2012-44 KW,
3.500%,
05/25/2032 3,324
0.0
1,343,533  Fannie Mae REMIC
Trust 2012-55 PC,
3.500%,
05/25/2042 1,280,261
0.0
4,414,598  Fannie Mae REMIC
Trust 2012-63 MW,
4.000%,
05/25/2034 4,402,785
0.1
5,919,751  Fannie Mae REMIC
Trust 2012-66 EP,
4.000%,
06/25/2042 5,740,469
0.1
310,028
(3)(6)
Fannie Mae REMIC
Trust 2012-
68 YS, 2.711%,
(-1.000*SOFR30A +
6.586%),
07/25/2042 32,948
0.0
500,000  Fannie Mae REMIC
Trust 2012-80 MY,
3.250%,
08/25/2042 451,962
0.0
10,322,058  Fannie Mae REMIC
Trust 2012-94 LZ,
3.500%,
09/25/2042 9,827,889
0.1
1,539,909  Fannie Mae REMIC
Trust 2013-111 BA,
3.000%,
11/25/2033 1,490,417
0.0
1,037,630  Fannie Mae REMIC
Trust 2013-116 UB,
4.000%,
11/25/2043 1,004,838
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,403,000  Fannie Mae REMIC
Trust 2013-13 BE,
4.000%,
03/25/2043 $ 1,349,253
0.0
861,470  Fannie Mae REMIC
Trust 2013-20 DL,
4.000%,
03/25/2033 848,980
0.0
499,060
(3)(6)
Fannie Mae REMIC
Trust 2013-
26 JS, 2.211%,
(-1.000*SOFR30A +
6.086%),
10/25/2032 18,931
0.0
2,817,488
(3)(6)
Fannie Mae REMIC
Trust 2013-
40 LS, 2.161%,
(-1.000*SOFR30A +
6.036%),
05/25/2043 305,218
0.0
9,911,497
(6)
Fannie Mae REMIC
Trust 2013-44 DI,
3.000%,
05/25/2033 724,476
0.0
2,536,841
(3)(6)
Fannie Mae REMIC
Trust 2013-
60 DS, 2.211%,
(-1.000*SOFR30A +
6.086%),
06/25/2033 170,272
0.0
2,972,751
(6)
Fannie Mae REMIC
Trust 2013-70 BI,
3.000%,
07/25/2033 217,126
0.0
4,325,120  Fannie Mae REMIC
Trust 2013-70 JZ,
3.000%,
07/25/2043 3,967,188
0.1
576,395
(3)(6)
Fannie Mae REMIC
Trust 2013-
72 YS, 2.161%,
(-1.000*SOFR30A +
6.036%),
07/25/2033 36,366
0.0
2,280,195
(3)(6)
Fannie Mae REMIC
Trust 2013-
9 SM, 2.261%,
(-1.000*SOFR30A +
6.136%),
02/25/2033 132,666
0.0
4,023,790
(3)(6)
Fannie Mae REMIC
Trust 2014-
15 SB, 2.661%,
(-1.000*SOFR30A +
6.536%),
04/25/2044 435,494
0.0
253,768
(3)(6)
Fannie Mae REMIC
Trust 2014-
17 DS, 2.211%,
(-1.000*SOFR30A +
6.086%),
02/25/2043 3,867
0.0
560,314
(3)(6)
Fannie Mae REMIC
Trust 2014-
28 BS, 2.211%,
(-1.000*SOFR30A +
6.086%),
08/25/2043 31,567
0.0
970,000  Fannie Mae REMIC
Trust 2014-61 PY,
3.500%,
10/25/2044 884,832
0.0
3,858,475
(6)
Fannie Mae REMIC
Trust 2014-70 IO,
5.500%,
10/25/2044 558,702
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
18,061,441
(3)(6)
Fannie Mae REMIC
Trust 2014-
79 KS, 2.161%,
(-1.000*SOFR30A +
6.036%),
12/25/2044 $ 2,029,407
0.0
16,701,665  Fannie Mae REMIC
Trust 2015-20 EZ,
3.500%,
04/25/2045 15,928,284
0.2
2,691,798
(6)
Fannie Mae REMIC
Trust 2015-56 IC,
6.000%,
08/25/2045 396,026
0.0
2,000,000  Fannie Mae REMIC
Trust 2015-67 AV,
3.500%,
01/25/2036 1,912,815
0.0
582,037  Fannie Mae REMIC
Trust 2015-67 QV,
3.000%,
12/25/2040 578,186
0.0
1,084,768
(6)
Fannie Mae REMIC
Trust 2015-76 PI,
6.000%,
09/25/2045 145,207
0.0
18,691,758
(3)(6)
Fannie Mae REMIC
Trust 2015-
79 SA, 2.261%,
(-1.000*SOFR30A +
6.136%),
11/25/2045 1,774,583
0.0
8,905,165
(3)(6)
Fannie Mae REMIC
Trust 2015-
86 BS, 1.711%,
(-1.000*SOFR30A +
5.586%),
11/25/2045 535,118
0.0
16,869,890
(6)
Fannie Mae REMIC
Trust 2015-88 IO,
6.500%,
12/25/2045 3,669,253
0.1
7,308,313
(6)
Fannie Mae REMIC
Trust 2015-9 IO,
5.500%,
03/25/2045 1,332,203
0.0
3,333,656
(6)
Fannie Mae REMIC
Trust 2015-97 BI,
5.500%,
01/25/2046 501,577
0.0
2,015,459
(6)
Fannie Mae REMIC
Trust 2016-104 BI,
6.000%,
01/25/2047 327,001
0.0
3,612,192
(6)
Fannie Mae REMIC
Trust 2016-52 MI,
4.000%,
12/25/2045 511,336
0.0
10,638,072
(3)(6)
Fannie Mae REMIC
Trust 2016-
60 SB, 2.111%,
(-1.000*SOFR30A +
5.986%),
09/25/2046 881,319
0.0
12,358,100
(3)(6)
Fannie Mae REMIC
Trust 2016-
81 CS, 2.111%,
(-1.000*SOFR30A +
5.986%),
11/25/2046 831,787
0.0
9,189,992
(3)(6)
Fannie Mae REMIC
Trust 2016-
82 SD, 2.061%,
(-1.000*SOFR30A +
5.936%),
11/25/2046 762,875
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
272,800  Fannie Mae REMIC
Trust 2016-9 D,
3.000%,
03/25/2046 $ 252,060
0.0
11,970,082
(3)(6)
Fannie Mae REMIC
Trust 2017-
10 SA, 2.111%,
(-1.000*SOFR30A +
5.986%),
03/25/2047 986,757
0.0
5,373,851  Fannie Mae REMIC
Trust 2017-108 ZD,
3.000%,
01/25/2048 4,428,494
0.1
3,563,866  Fannie Mae REMIC
Trust 2017-54 D,
3.000%,
07/25/2047 3,238,807
0.0
18,237,793
(3)(6)
Fannie Mae REMIC
Trust 2018-
15 SC, 2.311%,
(-1.000*SOFR30A +
6.186%),
03/25/2048 1,765,506
0.0
2,720,066  Fannie Mae REMIC
Trust 2018-26 KA,
3.500%,
04/25/2048 2,491,997
0.0
865,326  Fannie Mae REMIC
Trust 2018-38 LA,
3.000%,
06/25/2048 781,990
0.0
8,292,459  Fannie Mae REMIC
Trust 2018-73 AB,
3.000%,
10/25/2048 7,685,956
0.1
856,927  Fannie Mae REMIC
Trust 2018-8 AB,
3.500%,
10/25/2047 826,004
0.0
21,267,172
(3)(6)
Fannie Mae REMIC
Trust 2018-
82 SA, 2.211%,
(-1.000*SOFR30A +
6.086%),
11/25/2048 1,869,598
0.0
4,620,476
(3)(6)
Fannie Mae REMIC
Trust 2018-
86 AS, 2.211%,
(-1.000*SOFR30A +
6.086%),
12/25/2048 342,753
0.0
21,768,699
(3)(6)
Fannie Mae REMIC
Trust 2018-
86 SM, 2.211%,
(-1.000*SOFR30A +
6.086%),
12/25/2048 1,841,490
0.0
23,222,974
(3)(6)
Fannie Mae REMIC
Trust 2018-
91 SB, 2.111%,
(-1.000*SOFR30A +
5.986%),
12/25/2058 2,984,397
0.0
8,086,599
(6)
Fannie Mae REMIC
Trust 2019-21 AI,
5.000%,
05/25/2059 2,408,691
0.0
6,537,490
(3)(6)
Fannie Mae REMIC
Trust 2019-
30 SB, 2.111%,
(-1.000*SOFR30A +
5.986%),
07/25/2049 676,633
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,513,901
(3)(6)
Fannie Mae REMIC
Trust 2019-
34 BS, 2.061%,
(-1.000*SOFR30A +
5.936%),
07/25/2049 $ 1,149,281
0.0
5,068,184
(3)(6)
Fannie Mae REMIC
Trust 2019-
39 SA, 2.111%,
(-1.000*SOFR30A +
5.986%),
08/25/2049 473,814
0.0
36,632,228
(3)(6)
Fannie Mae REMIC
Trust 2019-
41 S, 2.011%,
(-1.000*SOFR30A +
5.886%),
08/25/2059 3,815,847
0.1
3,691,216
(3)(6)
Fannie Mae REMIC
Trust 2019-
47 SB, 2.111%,
(-1.000*SOFR30A +
5.986%),
05/25/2040 336,098
0.0
10,509,614
(3)(6)
Fannie Mae REMIC
Trust 2019-
79 SB, 2.011%,
(-1.000*SOFR30A +
5.886%),
01/25/2050 1,123,043
0.0
5,564,745
(3)(6)
Fannie Mae REMIC
Trust 2020-
10 SE, 2.011%,
(-1.000*SOFR30A +
5.886%),
03/25/2050 594,544
0.0
39,292,732
(6)
Fannie Mae REMIC
Trust 2020-34 IO,
4.500%,
06/25/2050 8,773,664
0.1
13,611,859
(6)
Fannie Mae REMIC
Trust 2020-35 IO,
5.000%,
06/25/2050 1,847,794
0.0
18,025,121
(6)
Fannie Mae REMIC
Trust 2020-44 DI,
2.500%,
07/25/2050 2,271,233
0.0
7,966,856
(6)
Fannie Mae REMIC
Trust 2020-44 EI,
3.500%,
09/25/2042 1,258,598
0.0
6,909,068
(6)
Fannie Mae REMIC
Trust 2020-50 IO,
4.500%,
03/25/2050 1,823,616
0.0
7,482,396
(6)
Fannie Mae REMIC
Trust 2020-53 CI,
4.500%,
08/25/2050 1,759,237
0.0
25,794,169
(6)
Fannie Mae REMIC
Trust 2020-57 IB,
4.500%,
08/25/2050 5,605,616
0.1
19,003,915
(6)
Fannie Mae REMIC
Trust 2020-74 GI,
5.000%,
10/25/2050 3,582,323
0.1
51,159,187
(6)
Fannie Mae REMIC
Trust 2020-87 AI,
2.000%,
12/25/2050 6,833,993
0.1
26,008,494
(6)
Fannie Mae REMIC
Trust 2020-99 IB,
3.500%,
05/25/2050 4,840,535
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
39,825,559
(6)
Fannie Mae REMIC
Trust 2021-1 BI,
3.000%,
02/25/2049 $ 6,478,149
0.1
114,790,428
(6)
Fannie Mae REMIC
Trust 2021-10 AI,
3.000%,
03/25/2041 11,480,512
0.1
22,157,667
(6)
Fannie Mae REMIC
Trust 2021-22 BI,
4.000%,
04/25/2051 4,590,436
0.1
11,017,078
(6)
Fannie Mae REMIC
Trust 2021-4 IV,
4.500%,
06/25/2050 2,516,642
0.0
27,011,002
(6)
Fannie Mae REMIC
Trust 2021-41 MI,
5.000%,
06/25/2048 4,635,563
0.1
30,754,062
(3)(6)
Fannie Mae REMIC
Trust 2021-
55 SA, 0.153%,
(-1.000*SOFR30A +
3.150%),
08/25/2061 454,364
0.0
66,817,543
(6)
Fannie Mae REMIC
Trust 2021-77 AI,
3.500%,
11/25/2051 14,355,562
0.2
103,711,172
(6)
Fannie Mae REMIC
Trust 2021-78 AI,
3.000%,
11/25/2051 17,467,653
0.2
20,640,512
(6)
Fannie Mae REMIC
Trust 2021-8 TI,
4.000%,
03/25/2051 4,334,915
0.1
15,111,625
(6)
Fannie Mae REMIC
Trust 2021-81 LI,
2.500%,
11/25/2051 2,140,021
0.0
52,160,800
(6)
Fannie Mae REMIC
Trust 2021-93 AI,
3.000%,
01/25/2052 8,571,410
0.1
68,607,273
(6)
Fannie Mae REMIC
Trust 2022-52 IO,
4.000%,
05/25/2050 12,836,013
0.1
3,077,543  Fannie Mae REMIC
Trust 2022-55 PA,
4.000%,
10/25/2051 3,063,099
0.0
5,064,293
(6)
Fannie Mae REMIC
Trust 2023-11 GI,
6.500%,
04/25/2053 957,429
0.0
22,171,924
(6)
Fannie Mae REMIC
Trust 2023-2 HI,
6.500%,
02/25/2053 4,377,380
0.1
28,377,824
(6)
Fannie Mae REMIC
Trust 2023-23 AI,
4.000%,
12/25/2051 5,891,851
0.1
14,050,850
(3)(6)
Fannie Mae REMIC
Trust 2024-
32 SG, 1.864%,
(-1.000*SOFR30A +
5.936%),
04/25/2042 1,127,474
0.0
66,223,584
(6)
Fannie Mae REMIC
Trust 2024-7 IO,
3.000%,
07/25/2038 5,824,623
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
505,311  First Horizon Alternative
Mortgage Securities
Trust 2006-FA8 1A11,
6.000%,
02/25/2037 $ 177,917
0.0
1,060,611
(2)(3)
First Republic Mortgage
Trust 2020-1 B2,
2.882%,
04/25/2050 1,007,417
0.0
1,480,798
(2)(3)
Flagstar Mortgage Trust
2018-1 B1, 3.925%,
03/25/2048 1,382,513
0.0
1,930,961
(2)(3)
Flagstar Mortgage Trust
2018-1 B3, 3.925%,
03/25/2048 1,792,550
0.0
1,047,103
(2)(3)
Flagstar Mortgage Trust
2018-2 B2, 4.000%,
04/25/2048 974,608
0.0
546,223
(2)(3)
Flagstar Mortgage Trust
2018-3INV A3, 4.000%,
05/25/2048 511,581
0.0
788,552
(2)(3)
Flagstar Mortgage Trust
2018-4 B3, 4.125%,
07/25/2048 732,154
0.0
2,452,512
(2)(3)
Flagstar Mortgage Trust
2018-6RR B3, 4.901%,
10/25/2048 2,413,729
0.0
1,256,093
(2)(3)
Flagstar Mortgage Trust
2019-2 B2, 3.999%,
12/25/2049 1,163,157
0.0
1,788,560
(2)(3)
Flagstar Mortgage
Trust 2020-1INV B1A,
4.184%,
03/25/2050 1,665,602
0.0
2,164,916
(2)(3)
Flagstar Mortgage
Trust 2020-1INV B2A,
4.184%,
03/25/2050 2,009,800
0.0
1,362,683
(2)(3)
Flagstar Mortgage Trust
2021-6INV B1, 3.477%,
08/25/2051 1,196,036
0.0
1,602,687  Freddie Mac Reference
REMIC R007 ZA,
6.000%,
05/15/2036 1,690,490
0.0
114,208  Freddie Mac Reference
REMIC R008 ZA,
6.000%,
07/15/2036 121,789
0.0
15,569  Freddie Mac REMIC
Trust 2110 PG,
6.000%,
01/15/2029 15,738
0.0
14,970  Freddie Mac REMIC
Trust 2114 ZM,
6.000%,
01/15/2029 15,234
0.0
121,739  Freddie Mac REMIC
Trust 2143 ZB,
6.000%,
04/15/2029 124,904
0.0
75,833  Freddie Mac REMIC
Trust 2541 NE,
5.500%,
12/15/2032 78,499
0.0
26,118
(6)
Freddie Mac REMIC
Trust 2594 IY, 6.000%,
04/15/2033 3,606
0.0
208,376  Freddie Mac REMIC
Trust 2845 QH,
5.000%,
08/15/2034 213,826
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
39,466  Freddie Mac REMIC
Trust 2861 Z, 5.500%,
09/15/2034 $ 40,678
0.0
74,212  Freddie Mac REMIC
Trust 2930 ZL,
5.000%,
02/15/2035 76,307
0.0
433,972  Freddie Mac REMIC
Trust 2931 ZY,
5.000%,
02/15/2035 443,507
0.0
347,121
(3)(6)
Freddie Mac REMIC
Trust 3006 SI, 2.642%,
(-1.000*SOFR30A +
6.626%),
07/15/2035 31,266
0.0
327,149
(3)(6)
Freddie Mac REMIC
Trust 3006 YI, 2.642%,
(-1.000*SOFR30A +
6.626%),
07/15/2035 28,662
0.0
2,030,090
(3)(6)
Freddie Mac REMIC
Trust 3045 DI, 2.632%,
(-1.000*SOFR30A +
6.616%),
10/15/2035 163,560
0.0
415,457  Freddie Mac REMIC
Trust 3117 ZA,
5.500%,
02/15/2036 431,701
0.0
264,204
(3)(6)
Freddie Mac
REMIC Trust
3171 PS, 2.387%,
(-1.000*SOFR30A +
6.371%),
06/15/2036 19,041
0.0
2,336,785
(3)(6)
Freddie Mac REMIC
Trust 3199 S, 2.352%,
(-1.000*SOFR30A +
6.336%),
08/15/2036 209,733
0.0
2,103,204
(3)(6)
Freddie Mac
REMIC Trust
3213 JS, 3.102%,
(-1.000*SOFR30A +
7.086%),
09/15/2036 239,371
0.0
6,793,780
(3)(6)
Freddie Mac
REMIC Trust
3346 SC, 2.452%,
(-1.000*SOFR30A +
6.436%),
10/15/2033 517,463
0.0
205,488  Freddie Mac REMIC
Trust 3351 ZC,
5.500%,
07/15/2037 213,750
0.0
567,096
(3)(6)
Freddie Mac REMIC
Trust 3375 QI, 0.600%,
(-1.000*SOFR30A +
63.455%),
10/15/2037 10,776
0.0
27,138  Freddie Mac REMIC
Trust 3394 ZY,
6.000%,
11/15/2037 28,450
0.0
3,495,061
(3)(6)
Freddie Mac
REMIC Trust
3510 AS, 2.312%,
(-1.000*SOFR30A +
6.296%),
04/15/2037 318,818
0.0
77,015
(3)(6)
Freddie Mac REMIC
Trust 3524 LA,
5.569%,
03/15/2033 78,231
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,145
(3)
Freddie Mac REMIC
Trust 3556 NT,
7.198%, (SOFR30A +
3.214%),
03/15/2038 $ 5,348
0.0
3,383,630
(3)(6)
Freddie Mac
REMIC Trust
3629 CS, 2.252%,
(-1.000*SOFR30A +
6.236%),
01/15/2040 324,997
0.0
2,136,769  Freddie Mac REMIC
Trust 3639 ZN,
5.500%,
12/15/2034 2,218,464
0.0
406,197  Freddie Mac REMIC
Trust 3662 ZB,
5.500%,
08/15/2036 422,541
0.0
153,239  Freddie Mac REMIC
Trust 3724 CM,
5.500%,
06/15/2037 161,419
0.0
1,522,080  Freddie Mac REMIC
Trust 3736 ZP,
4.000%,
10/15/2040 1,485,942
0.0
1,157,439  Freddie Mac REMIC
Trust 3740 KE,
4.000%,
10/15/2040 1,120,853
0.0
13,594,577  Freddie Mac REMIC
Trust 3753 KZ,
4.500%,
11/15/2040 13,673,121
0.2
3,658,170  Freddie Mac REMIC
Trust 3775 GZ,
4.500%,
12/15/2040 3,656,364
0.1
1,554,134  Freddie Mac REMIC
Trust 3820 NC,
4.500%,
03/15/2041 1,556,111
0.0
892,369  Freddie Mac REMIC
Trust 3843 JZ,
5.100%,
04/15/2041 904,010
0.0
288,503  Freddie Mac REMIC
Trust 3848 WX,
5.000%,
04/15/2041 296,052
0.0
422,662
(3)(6)
Freddie Mac
REMIC Trust
3856 KS, 2.452%,
(-1.000*SOFR30A +
6.436%),
05/15/2041 43,300
0.0
1,320,304  Freddie Mac REMIC
Trust 3893 PU,
4.000%,
07/15/2041 1,300,192
0.0
2,740,867  Freddie Mac REMIC
Trust 3919 BY,
4.000%,
09/15/2041 2,691,933
0.0
5,533,888  Freddie Mac REMIC
Trust 3919 ZB,
4.000%,
09/15/2041 5,422,343
0.1
2,204,586  Freddie Mac REMIC
Trust 3923 GY,
4.000%,
09/15/2041 2,177,676
0.0
77,391
(3)(6)
Freddie Mac
REMIC Trust
3925 SD, 1.952%,
(-1.000*SOFR30A +
5.936%),
07/15/2040 1,301
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
175,998
(3)(6)
Freddie Mac
REMIC Trust
3925 SL, 1.952%,
(-1.000*SOFR30A +
5.936%),
01/15/2041 $ 1,496
0.0
1,094,988  Freddie Mac REMIC
Trust 3934 CB,
4.000%,
10/15/2041 1,069,268
0.0
452,348  Freddie Mac REMIC
Trust 3934 KB,
5.000%,
10/15/2041 467,149
0.0
3,565,198  Freddie Mac REMIC
Trust 3982 LZ,
4.000%,
01/15/2042 3,463,147
0.1
553,393  Freddie Mac REMIC
Trust 3997 PB,
4.000%,
02/15/2042 543,060
0.0
86,733  Freddie Mac REMIC
Trust 4000 PA,
4.500%,
01/15/2042 87,849
0.0
1,647,198
(3)(6)
Freddie Mac
REMIC Trust
4057 SN, 2.552%,
(-1.000*SOFR30A +
6.536%),
12/15/2041 126,667
0.0
1,915,661  Freddie Mac REMIC
Trust 4057 ZB,
3.500%,
06/15/2042 1,823,615
0.0
8,756,504  Freddie Mac REMIC
Trust 4084 TZ,
4.000%,
07/15/2042 8,504,625
0.1
551,009
(3)(6)
Freddie Mac
REMIC Trust
4088 CS, 1.902%,
(-1.000*SOFR30A +
5.886%),
08/15/2042 55,568
0.0
839,302
(3)(6)
Freddie Mac
REMIC Trust
4090 SN, 2.602%,
(-1.000*SOFR30A +
6.586%),
08/15/2032 58,447
0.0
356,409  Freddie Mac REMIC
Trust 4100 JA,
3.500%,
10/15/2041 347,227
0.0
2,407,087
(6)
Freddie Mac REMIC
Trust 4161 WI,
3.000%,
02/15/2033 165,413
0.0
2,664,258
(3)(6)
Freddie Mac
REMIC Trust
4191 SA, 2.102%,
(-1.000*SOFR30A +
6.086%),
03/15/2043 220,541
0.0
2,128,000  Freddie Mac REMIC
Trust 4193 BP,
4.000%,
04/15/2043 1,995,536
0.0
1,441,911
(6)
Freddie Mac REMIC
Trust 4194 GI,
4.000%,
04/15/2043 219,048
0.0
1,927,327  Freddie Mac REMIC
Trust 4203 BN,
3.000%,
04/15/2033 1,887,785
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,620,980  Freddie Mac REMIC
Trust 4235 QD,
3.000%,
08/15/2033 $ 1,569,597
0.0
723,955  Freddie Mac REMIC
Trust 4246 ZX,
4.500%,
04/15/2041 724,273
0.0
542,262
(6)
Freddie Mac REMIC
Trust 4293 KI, 4.500%,
08/15/2043 58,438
0.0
14,237,796
(3)(6)
Freddie Mac
REMIC Trust
4301 SD, 2.002%,
(-1.000*SOFR30A +
5.986%),
07/15/2037 1,007,175
0.0
6,060,365  Freddie Mac REMIC
Trust 4310 BZ,
4.000%,
02/15/2044 5,896,454
0.1
3,794,866  Freddie Mac REMIC
Trust 4316 XZ,
4.500%,
03/15/2044 3,755,286
0.1
3,730,928  Freddie Mac REMIC
Trust 4335 ZX,
4.250%,
05/15/2044 3,692,887
0.1
8,721,100  Freddie Mac REMIC
Trust 4348 ZX,
4.250%,
06/15/2044 8,649,985
0.1
1,954,704
(3)(6)
Freddie Mac
REMIC Trust
4386 LS, 2.002%,
(-1.000*SOFR30A +
5.986%),
09/15/2044 195,747
0.0
1,976,133  Freddie Mac REMIC
Trust 4401 BL,
3.500%,
10/15/2034 1,940,644
0.0
6,155,154
(3)(6)
Freddie Mac
REMIC Trust
4407 CS, 2.102%,
(-1.000*SOFR30A +
6.086%),
06/15/2044 490,623
0.0
8,697,977
(3)(6)
Freddie Mac
REMIC Trust
4407 PS, 1.502%,
(-1.000*SOFR30A +
5.486%),
06/15/2044 523,315
0.0
6,917,347  Freddie Mac REMIC
Trust 4444 CZ,
3.000%,
02/15/2045 6,283,980
0.1
8,621,164
(3)(6)
Freddie Mac
REMIC Trust
4461 AS, 1.502%,
(-1.000*SOFR30A +
5.486%),
04/15/2045 587,008
0.0
3,124,000  Freddie Mac REMIC
Trust 4492 VB,
3.500%,
05/15/2035 3,036,824
0.0
2,913,000  Freddie Mac REMIC
Trust 4505 PB,
3.000%,
08/15/2045 2,663,434
0.0
8,068,266  Freddie Mac REMIC
Trust 4545 PL,
3.500%,
01/15/2046 7,323,912
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,168,606
(3)(6)
Freddie Mac
REMIC Trust
4574 ST, 1.902%,
(-1.000*SOFR30A +
5.886%),
04/15/2046 $ 1,016,409
0.0
42,655,504
(3)(6)
Freddie Mac
REMIC Trust
4585 AS, 2.002%,
(-1.000*SOFR30A +
5.986%),
05/15/2046 3,753,019
0.1
4,203,783  Freddie Mac REMIC
Trust 4608 JV,
3.500%,
01/15/2055 3,187,902
0.0
12,209,603
(3)(6)
Freddie Mac
REMIC Trust
4611 BS, 2.002%,
(-1.000*SOFR30A +
5.986%),
06/15/2041 1,111,852
0.0
8,543,869  Freddie Mac REMIC
Trust 4664 KZ,
3.500%,
02/15/2047 8,004,511
0.1
6,296,212  Freddie Mac REMIC
Trust 4680 GZ,
3.500%,
03/15/2047 5,854,078
0.1
4,836,564  Freddie Mac REMIC
Trust 4682 HZ,
3.500%,
04/15/2047 4,530,550
0.1
2,308,681  Freddie Mac REMIC
Trust 4700 KZ,
3.500%,
07/15/2047 2,137,710
0.0
4,436,947  Freddie Mac REMIC
Trust 4753 VZ,
3.000%,
12/15/2047 3,607,610
0.1
3,440,089  Freddie Mac REMIC
Trust 4755 Z, 3.000%,
02/15/2048 3,065,467
0.0
39,447,276  Freddie Mac REMIC
Trust 4771 HZ,
3.500%,
03/15/2048 36,602,484
0.4
11,939,618  Freddie Mac REMIC
Trust 4776 AZ,
4.000%,
07/15/2047 11,444,631
0.1
318,178  Freddie Mac REMIC
Trust 4787 PY,
4.000%,
05/15/2048 307,041
0.0
6,167,937  Freddie Mac REMIC
Trust 4795 D, 5.000%,
05/15/2048 6,090,280
0.1
1,578,954  Freddie Mac REMIC
Trust 4834 AZ,
3.500%,
10/15/2048 1,470,495
0.0
19,384,068
(3)(6)
Freddie Mac
REMIC Trust
4879 DS, 2.002%,
(-1.000*SOFR30A +
5.986%),
08/15/2034 1,209,242
0.0
20,780,331
(3)(6)
Freddie Mac
REMIC Trust
4892 SA, 1.952%,
(-1.000*SOFR30A +
5.936%),
07/15/2049 2,210,880
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,632,872  Freddie Mac REMIC
Trust 4904 HB,
3.000%,
08/25/2049 $ 1,222,474
0.0
5,762,900
(3)(6)
Freddie Mac
REMIC Trust
4906 SQ, 2.061%,
(-1.000*SOFR30A +
5.936%),
09/25/2049 587,098
0.0
606,535  Freddie Mac REMIC
Trust 4914 DB,
3.000%,
09/25/2049 421,262
0.0
2,160,878  Freddie Mac REMIC
Trust 4941 CZ,
3.000%,
11/25/2049 1,930,304
0.0
46,875,064
(6)
Freddie Mac REMIC
Trust 4941 IO,
4.000%,
12/15/2047 9,518,697
0.1
2,367,404  Freddie Mac REMIC
Trust 4941 WZ,
3.000%,
11/25/2049 2,106,812
0.0
3,894,646  Freddie Mac REMIC
Trust 4950 KE,
2.500%,
12/25/2049 3,501,603
0.1
44,939,096
(6)
Freddie Mac REMIC
Trust 4980 KI, 4.500%,
06/25/2050 10,102,810
0.1
13,773,167
(6)
Freddie Mac REMIC
Trust 4986 IO,
4.500%,
06/25/2050 3,081,774
0.0
46,255,276
(6)
Freddie Mac REMIC
Trust 4998 AI, 3.500%,
12/25/2049 10,328,472
0.1
39,124,759
(6)
Freddie Mac REMIC
Trust 5014 HI, 4.000%,
09/25/2050 7,893,054
0.1
24,978,492
(6)
Freddie Mac REMIC
Trust 5019 HI, 3.500%,
10/25/2050 4,649,021
0.1
19,776,862
(3)(6)
Freddie Mac
REMIC Trust
5045 BS, 2.326%,
(-1.000*SOFR30A +
6.200%),
11/25/2050 2,929,660
0.0
82,685,935
(6)
Freddie Mac REMIC
Trust 5051 BI, 3.000%,
11/25/2050 14,048,328
0.2
41,387,591
(6)
Freddie Mac REMIC
Trust 5057 IT, 3.000%,
11/25/2050 7,060,603
0.1
24,201,203
(6)
Freddie Mac REMIC
Trust 5072 NI, 3.000%,
01/25/2050 4,101,268
0.1
49,039,120
(6)
Freddie Mac REMIC
Trust 5072 QI,
3.500%,
10/25/2050 10,941,258
0.1
68,475,793
(6)
Freddie Mac REMIC
Trust 5082 IQ,
3.000%,
03/25/2051 11,598,731
0.1
16,305,119
(6)
Freddie Mac REMIC
Trust 5103 HI, 4.000%,
05/25/2051 3,324,882
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
16,543,584
(6)
Freddie Mac REMIC
Trust 5113 AI, 4.000%,
06/25/2041 $ 2,506,550
0.0
16,075,679
(6)
Freddie Mac REMIC
Trust 5114 CI, 4.000%,
01/25/2050 3,155,994
0.0
53,900,522
(6)
Freddie Mac REMIC
Trust 5117 IO, 3.000%,
06/25/2051 7,580,146
0.1
22,081,160
(6)
Freddie Mac REMIC
Trust 5122 AI, 4.500%,
07/25/2051 4,855,413
0.1
41,225,633
(6)
Freddie Mac REMIC
Trust 5125 MI,
4.500%,
11/25/2048 9,687,708
0.1
19,504,697
(6)
Freddie Mac REMIC
Trust 5128 IC, 5.500%,
09/25/2041 3,565,782
0.1
46,477,793
(6)
Freddie Mac REMIC
Trust 5152 IQ,
4.500%,
10/25/2051 10,534,824
0.1
55,439,514
(6)
Freddie Mac REMIC
Trust 5200 IC, 4.000%,
03/25/2051 10,964,239
0.1
1,161,502  Freddie Mac REMIC
Trust 5228 EC,
4.000%,
02/25/2050 1,129,219
0.0
31,891,624
(3)(6)
Freddie Mac REMIC
Trust 5264 S, 2.026%,
(-1.000*SOFR30A +
5.900%),
10/25/2052 2,564,085
0.0
44,237,300
(6)
Freddie Mac REMIC
Trust 5279 IM,
4.000%,
11/25/2051 8,661,248
0.1
34,414,554
(6)
Freddie Mac REMIC
Trust 5322 IO,
4.000%,
09/25/2051 7,214,965
0.1
29,946,030
(6)
Freddie Mac REMIC
Trust 5392 DI, 4.500%,
10/25/2051 6,797,407
0.1
3,151,942
(2)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA6 M2, 5.374%,
(SOFR30A + 1.500%),
10/25/2041 3,161,781
0.0
1,000,000
(2)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA7 M2, 5.674%,
(SOFR30A + 1.800%),
11/25/2041 1,007,774
0.0
6,500,000
(2)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA3 M2, 5.974%,
(SOFR30A + 2.100%),
09/25/2041 6,553,833
0.1
15,000,000
(2)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 7.624%,
(SOFR30A + 3.750%),
12/25/2041 15,330,354
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,000,000
(2)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 M2, 6.224%,
(SOFR30A + 2.350%),
12/25/2041 $ 10,090,822
0.1
13,500,000
(2)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 7.274%,
(SOFR30A + 3.400%),
01/25/2042 13,819,122
0.2
7,000,000
(2)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M2, 6.374%,
(SOFR30A + 2.500%),
01/25/2042 7,103,454
0.1
1,400,000
(2)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B1, 8.624%,
(SOFR30A + 4.750%),
02/25/2042 1,455,893
0.0
10,400,000
(2)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M2, 7.624%,
(SOFR30A + 3.750%),
02/25/2042 10,714,779
0.1
2,534,500
(2)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA6 M2, 9.624%,
(SOFR30A + 5.750%),
09/25/2042 2,732,522
0.0
1,150,000
(2)(3)
Freddie Mac STACR
REMIC Trust 2022-
HQA3 M2, 9.224%,
(SOFR30A + 5.350%),
08/25/2042 1,226,561
0.0
1,800,000
(2)(3)
Freddie Mac STACR
REMIC Trust 2023-
HQA3 M2, 7.224%,
(SOFR30A + 3.350%),
11/25/2043 1,885,152
0.0
11,000,000
(2)(3)
Freddie Mac STACR
REMIC Trust 2024-
HQA2 M2, 5.674%,
(SOFR30A + 1.800%),
08/25/2044 11,076,355
0.1
3,350,000
(2)(3)
Freddie Mac STACR
REMIC Trust 2025-
HQA1 M2, 5.524%,
(SOFR30A + 1.650%),
02/25/2045 3,360,134
0.1
1,952,335  Freddie Mac Strips 277
30, 3.000%,
09/15/2042 1,777,353
0.0
4,313,948
(6)
Freddie Mac Strips
303 C17, 3.500%,
01/15/2043 693,874
0.0
20,665,758
(3)(6)
Freddie Mac Strips
311 S1, 1.852%,
(-1.000*SOFR30A +
5.836%),
08/15/2043 2,143,687
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,417,628  Freddie Mac Strips
326 350, 3.500%,
03/15/2044 $ 6,933,376
0.1
642,441
(3)(6)
Freddie Mac Strips 344
68, 3.000%,
02/15/2045 82,643
0.0
187,300
(3)(6)
Freddie Mac Strips 344
89, 4.500%,
02/15/2045 33,836
0.0
2,583,133
(6)
Freddie Mac Strips
344 C13, 4.500%,
02/15/2045 529,759
0.0
3,854,841
(6)
Freddie Mac Strips
344 C17, 4.000%,
02/15/2045 717,346
0.0
1,910,024
(3)(6)
Freddie Mac Strips
344 C18, 4.000%,
02/15/2045 311,232
0.0
2,321,238
(3)(6)
Freddie Mac Strips
344 C19, 3.500%,
02/15/2045 323,842
0.0
3,717,379
(6)
Freddie Mac Strips 344
C2, 4.000%,
02/15/2045 691,510
0.0
3,184,452
(6)
Freddie Mac Strips 344
C4, 4.000%,
02/15/2045 610,280
0.0
5,494,268
(6)
Freddie Mac Strips 344
C5, 3.500%,
02/15/2045 936,612
0.0
5,721,408
(6)
Freddie Mac Strips 344
C6, 4.000%,
02/15/2045 1,151,071
0.0
3,167,070
(6)
Freddie Mac Strips 344
C7, 4.000%,
02/15/2045 618,882
0.0
2,249,851
(6)
Freddie Mac Strips 344
C8, 3.500%,
02/15/2045 356,839
0.0
2,768,543
(6)
Freddie Mac Strips 344
C9, 3.500%,
02/15/2045 452,995
0.0
6,529,021
(6)
Freddie Mac Strips
347 C14, 3.500%,
02/15/2044 1,107,990
0.0
3,772,984
(6)
Freddie Mac Strips
347 C22, 4.000%,
02/15/2044 676,228
0.0
4,082,049
(6)
Freddie Mac Strips
347 C23, 4.000%,
02/15/2044 759,269
0.0
3,936,095
(6)
Freddie Mac Strips
347 C24, 4.000%,
02/15/2044 723,834
0.0
3,535,268
(6)
Freddie Mac Strips
347 C25, 4.000%,
02/15/2044 695,528
0.0
5,003,384
(6)
Freddie Mac Strips
347 C26, 4.000%,
02/15/2044 960,068
0.0
4,361,730
(6)
Freddie Mac Strips
347 C28, 4.500%,
02/15/2044 892,584
0.0
7,706,701
(6)
Freddie Mac Strips 347
C5, 3.000%,
05/15/2043 1,152,737
0.0
15,037,028
(6)
Freddie Mac Strips
365 C23, 3.500%,
10/15/2047 2,575,675
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
653,407
(3)
Freddie Mac Structured
Pass-Through
Certificates T-48 1A,
4.316%,
07/25/2033 $ 634,750
0.0
2,268,704  Freddie Mac Whole
Loan Securities Trust
2017-SC01 1A,
3.000%,
12/25/2046 1,972,696
0.0
2,182,713  Freddie Mac Whole
Loan Securities Trust
2017-SC01 2A,
3.500%,
12/25/2046 1,943,636
0.0
269,881
(2)(3)
Galton Funding
Mortgage Trust
2018-2 A51, 4.500%,
10/25/2058 262,009
0.0
3,117,235
(2)(3)
Galton Funding
Mortgage Trust 2018-2
B2, 4.545%,
10/25/2058 3,038,762
0.0
3,331,701
(2)(3)
GCAT Trust 2025-INV2
B3, 7.033%,
05/25/2055 3,507,085
0.1
1,996,433
(2)(3)
GCAT Trust 2025-INV4
B3, 7.271%,
08/25/2055 2,126,640
0.0
629,253
(3)(6)
Ginnie Mae 2005-
37 SI, 2.302%,
(-1.000*TSFR1M +
6.036%),
05/20/2035 45,228
0.0
138,543
(3)(6)
Ginnie Mae 2005-
7 AH, 2.921%,
(-1.000*TSFR1M +
6.656%),
02/16/2035 10,423
0.0
3,140,801
(3)(6)
Ginnie Mae 2007-
17 IC, 2.401%,
(-1.000*TSFR1M +
6.136%),
04/16/2037 158,410
0.0
668,245
(3)(6)
Ginnie Mae 2007-
23 ST, 2.352%,
(-1.000*TSFR1M +
6.086%),
04/20/2037 57,776
0.0
830,370
(3)(6)
Ginnie Mae 2007-
40 SE, 2.902%,
(-1.000*TSFR1M +
6.636%),
07/20/2037 88,856
0.0
4,152,298
(3)(6)
Ginnie Mae 2007-
41 SL, 2.852%,
(-1.000*TSFR1M +
6.586%),
07/20/2037 384,056
0.0
529,342
(3)(6)
Ginnie Mae 2007-
7 EI, 2.352%,
(-1.000*TSFR1M +
6.086%),
02/20/2037 46,033
0.0
477,790
(3)(6)
Ginnie Mae 2008-
2 SW, 2.702%,
(-1.000*TSFR1M +
6.436%),
01/20/2038 48,105
0.0
232,608
(3)(6)
Ginnie Mae 2008-
35 SN, 2.552%,
(-1.000*TSFR1M +
6.286%),
04/20/2038 17,688
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
112,644
(3)(6)
Ginnie Mae 2008-
40 PS, 2.651%,
(-1.000*TSFR1M +
6.386%),
05/16/2038 $ 6,910
0.0
386,368
(3)(6)
Ginnie Mae 2009-
25 KS, 2.352%,
(-1.000*TSFR1M +
6.086%),
04/20/2039 35,265
0.0
304,672  Ginnie Mae 2009-29
PB, 4.750%,
05/20/2039 310,828
0.0
280,491  Ginnie Mae 2009-31
ZL, 4.500%,
05/20/2039 283,886
0.0
6,100,398  Ginnie Mae 2009-33
ZB, 6.000%,
05/20/2039 6,306,087
0.1
625,521  Ginnie Mae 2009-34 Z,
4.500%,
05/16/2039 632,089
0.0
401,779  Ginnie Mae 2009-
98 DA, 3.250%,
07/16/2039 397,787
0.0
1,640,221  Ginnie Mae 2010-
108 WL, 4.000%,
04/16/2040 1,629,424
0.0
1,983,917
(3)(6)
Ginnie Mae 2010-
11 SA, 2.571%,
(-1.000*TSFR1M +
6.306%),
01/16/2040 186,000
0.0
486,264
(3)(6)
Ginnie Mae 2010-
116 NS, 2.801%,
(-1.000*TSFR1M +
6.536%),
09/16/2040 36,959
0.0
1,992,532
(3)(6)
Ginnie Mae 2010-
116 SK, 2.772%,
(-1.000*TSFR1M +
6.506%),
08/20/2040 168,214
0.0
821,611
(3)(6)
Ginnie Mae 2010-
14 SB, 2.952%,
(-1.000*TSFR1M +
6.686%),
11/20/2035 80,791
0.0
76,896
(3)(6)
Ginnie Mae 2010-
149 HS, 2.251%,
(-1.000*TSFR1M +
5.986%),
05/16/2040 148
0.0
251,156  Ginnie Mae 2010-
164 MD, 4.000%,
12/20/2040 246,749
0.0
846,034
(6)
Ginnie Mae 2010-168
BI, 5.000%,
04/20/2040 128,400
0.0
545,455
(3)(6)
Ginnie Mae 2010-
68 MS, 2.002%,
(-1.000*TSFR1M +
5.736%),
06/20/2040 50,684
0.0
467,550
(6)
Ginnie Mae 2010-99
IT, 5.000%,
08/16/2040 60,416
0.0
577,406  Ginnie Mae 2011-52
PA, 4.250%,
02/16/2041 578,592
0.0
1,285,116
(3)(6)
Ginnie Mae 2011-
72 SA, 1.501%,
(-1.000*TSFR1M +
5.236%),
05/16/2041 89,721
0.0
92,145
(6)
Ginnie Mae 2012-91
QI, 4.500%,
09/20/2041 5,687
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
361,037  Ginnie Mae 2013-
116 KB, 3.500%,
12/20/2042 $ 358,079
0.0
2,126,946
(6)
Ginnie Mae 2013-167
PI, 5.500%,
11/20/2043 283,414
0.0
6,675,672  Ginnie Mae 2013-170
ZD, 2.500%,
11/16/2043 5,968,684
0.1
59,616  Ginnie Mae 2013-27
KA, 2.250%,
02/20/2043 56,246
0.0
282,230  Ginnie Mae 2013-69
KA, 1.250%,
08/20/2042 255,066
0.0
1,786,081
(3)(6)
Ginnie Mae 2014-
185 SB, 1.752%,
(-1.000*TSFR1M +
5.486%),
12/20/2044 125,146
0.0
990,807
(3)(6)
Ginnie Mae 2014-
3 QS, 2.302%,
(-1.000*TSFR1M +
6.036%),
03/20/2043 52,013
0.0
3,013,616
(3)(6)
Ginnie Mae 2014-
3 SU, 2.202%,
(-1.000*TSFR1M +
5.936%),
07/20/2039 262,870
0.0
1,589,034
(3)(6)
Ginnie Mae 2014-
56 SP, 2.351%,
(-1.000*TSFR1M +
6.086%),
12/16/2039 111,291
0.0
5,463,553
(3)(6)
Ginnie Mae 2014-
58 SG, 1.751%,
(-1.000*TSFR1M +
5.486%),
04/16/2044 317,753
0.0
416,655  Ginnie Mae 2015-27
PB, 3.000%,
08/20/2044 414,035
0.0
11,298,279
(3)(6)
Ginnie Mae 2016-
160 GS, 2.252%,
(-1.000*TSFR1M +
5.986%),
11/20/2046 1,401,781
0.0
335,175  Ginnie Mae 2016-44
JA, 3.500%,
03/20/2046 317,090
0.0
23,427,186
(3)(6)
Ginnie Mae 2016-
6 SB, 1.802%,
(-1.000*TSFR1M +
5.536%),
01/20/2046 1,957,665
0.0
5,462,017
(3)(6)
Ginnie Mae 2017-
101 SA, 2.352%,
(-1.000*TSFR1M +
6.086%),
07/20/2047 679,285
0.0
11,880,008
(3)(6)
Ginnie Mae 2017-
163 SH, 2.352%,
(-1.000*TSFR1M +
6.086%),
11/20/2047 1,508,380
0.0
7,507,998
(3)(6)
Ginnie Mae 2017-
19 SE, 2.301%,
(-1.000*TSFR1M +
6.036%),
02/16/2047 756,364
0.0
4,817,257  Ginnie Mae 2018-1 LZ,
3.000%,
01/20/2048 3,932,939
0.1
366,478  Ginnie Mae 2018-104
HZ, 3.500%,
08/20/2048 274,921
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
916,672  Ginnie Mae 2018-
120 DE, 3.500%,
09/20/2048 $ 863,079
0.0
219,288  Ginnie Mae 2018-
122 GZ, 3.500%,
09/20/2048 175,214
0.0
1,222,656  Ginnie Mae 2018-126
A, 3.500%,
09/20/2048 1,131,327
0.0
220,829  Ginnie Mae 2018-147
KZ, 3.750%,
10/20/2048 180,818
0.0
11,323,703
(3)(6)
Ginnie Mae 2018-
167 CS, 2.252%,
(-1.000*TSFR1M +
5.986%),
12/20/2048 1,200,468
0.0
176,532  Ginnie Mae 2019-100
JB, 3.000%,
08/20/2049 131,464
0.0
532,322  Ginnie Mae 2019-
100 KB, 3.000%,
08/20/2049 395,230
0.0
1,349,931  Ginnie Mae 2019-
100 MC, 3.000%,
08/20/2049 985,240
0.0
71,744,322
(6)
Ginnie Mae 2019-129
AI, 3.500%,
10/20/2049 13,715,086
0.2
33,100,232
(6)
Ginnie Mae 2019-137
GI, 4.000%,
11/20/2049 7,177,395
0.1
16,628,190
(3)(6)
Ginnie Mae 2019-
159 SM, 2.202%,
(-1.000*TSFR1M +
5.936%),
12/20/2049 1,998,831
0.0
1,081,376  Ginnie Mae 2019-
23 NG, 3.500%,
02/20/2049 830,579
0.0
71,326  Ginnie Mae 2019-54
AB, 3.000%,
04/20/2049 56,372
0.0
798,785  Ginnie Mae 2019-
78 MB, 3.000%,
06/20/2049 591,955
0.0
416,445  Ginnie Mae 2019-89
KB, 3.000%,
07/20/2049 310,107
0.0
299,424  Ginnie Mae 2019-
89 WB, 3.000%,
07/20/2049 218,790
0.0
65,705,711
(6)
Ginnie Mae 2020-187
BI, 2.500%,
12/20/2050 9,778,074
0.1
16,796,217
(6)
Ginnie Mae 2020-188
PI, 3.500%,
06/20/2050 3,119,739
0.0
15,720,461
(3)(6)
Ginnie Mae 2020-
32 SG, 2.252%,
(-1.000*TSFR1M +
5.986%),
03/20/2050 1,923,364
0.0
13,169,324
(3)(6)
Ginnie Mae 2020-
34 SQ, 2.202%,
(-1.000*TSFR1M +
5.936%),
10/20/2049 1,547,880
0.0
24,079,208
(3)(6)
Ginnie Mae 2020-
46 BS, 0.336%,
(-1.000*TSFR1M +
3.236%),
04/20/2050 287,749
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
11,671,500
(3)(6)
Ginnie Mae 2020-
77 JS, 2.252%,
(-1.000*TSFR1M +
5.986%),
10/20/2048 $ 1,048,360
0.0
72,238,233
(6)
Ginnie Mae 2021-139
PI, 2.500%,
08/20/2051 10,304,249
0.1
17,640,889
(6)
Ginnie Mae 2021-146
IL, 4.000%,
08/20/2051 3,756,945
0.1
16,806,304
(6)
Ginnie Mae 2021-161
IC, 4.500%,
09/20/2051 3,751,013
0.1
26,836,590
(6)
Ginnie Mae 2021-57
IG, 3.500%,
09/20/2050 5,102,609
0.1
36,851,218
(3)(6)
Ginnie Mae 2022-
172 SB, 1.782%,
(-1.000*SOFR30A +
5.700%),
10/20/2052 2,744,299
0.0
13,453,509  Ginnie Mae 2023-111
ZL, 6.000%,
08/20/2053 13,775,636
0.2
1,625,091  Ginnie Mae 2023-99
DV, 5.000%,
07/20/2034 1,643,354
0.0
105,999,251
(3)(6)
Ginnie Mae 2024-
184 SN, 1.382%,
(-1.000*SOFR30A +
5.300%),
11/20/2054 5,970,572
0.1
6,768,210  Ginnie Mae 2024-20
VZ, 5.500%,
09/20/2053 6,985,686
0.1
75,590,133
(3)(6)
Ginnie Mae 2025-
105 ES, 2.202%,
(-1.000*TSFR1M +
5.936%),
11/20/2049 7,782,635
0.1
144,183,993
(3)(6)
Ginnie Mae 2025-
139 SD, 2.032%,
(-1.000*SOFR30A +
5.950%),
08/20/2065 6,939,806
0.1
256,366
(2)(3)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A1, 3.500%,
05/25/2050 231,985
0.0
411,162
(2)(3)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A4, 3.500%,
05/25/2050 369,878
0.0
1,025,513
(2)(3)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A8, 3.500%,
05/25/2050 927,971
0.0
252,090
(2)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 238,190
0.0
2,585,023
(2)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B3, 4.357%,
11/25/2049 2,408,452
0.0
960,107
(2)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B1, 3.970%,
03/25/2050 898,534
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,418,493
(2)(3)
GS Mortgage-Backed
Securities Corp.
Trust 2020-PJ3 B2A,
3.407%,
10/25/2050 $ 1,242,263
0.0
874,194
(2)(3)
GS Mortgage-Backed
Securities Corp. Trust
2020-PJ3 B4, 3.407%,
10/25/2050 706,496
0.0
1,329,537
(2)(3)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B4, 3.375%,
04/25/2052 1,118,250
0.0
2,652,240
(2)(3)
GS Mortgage-Backed
Securities Trust 2023-
PJ4 A3, 6.000%,
01/25/2054 2,703,691
0.0
1,929,571
(2)(3)
GS Mortgage-Backed
Securities Trust 2023-
PJ5 B2, 6.699%,
02/25/2054 1,995,773
0.0
2,026,756
(2)(3)
GS Mortgage-Backed
Securities Trust 2023-
PJ6 B2, 6.851%,
04/25/2054 2,112,918
0.0
3,640,137
(2)(3)
GS Mortgage-Backed
Securities Trust 2024-
PJ1 B2, 7.000%,
06/25/2054 3,817,143
0.1
809,860
(2)(3)
GS Mortgage-Backed
Securities Trust 2024-
PJ2 B3, 6.095%,
07/25/2054 802,823
0.0
2,902,565
(2)(3)
GS Mortgage-Backed
Securities Trust 2024-
PJ4 B2, 5.995%,
08/25/2054 2,893,657
0.0
1,901,180
(2)(3)
GS Mortgage-Backed
Securities Trust 2024-
PJ4 B3, 5.995%,
08/25/2054 1,859,014
0.0
105,758  GSR Mortgage Loan
Trust 2007-1F 3A13,
6.000%,
01/25/2037 63,133
0.0
1,170,223
(3)
HarborView Mortgage
Loan Trust 2007-5
A1A, 4.226%, (TSFR1M
+ 0.494%),
09/19/2037 1,031,450
0.0
25,269
(3)
HomeBanc Mortgage
Trust 2004-1 2A,
4.706%, (TSFR1M +
0.974%),
08/25/2029 24,855
0.0
4,647,695
(2)
HTAP Issuer Trust
2025-1 A, 6.500%,
11/25/2042 4,653,705
0.1
267,807
(3)
Impac CMB Trust Series
2005-1 M1, 4.536%,
(TSFR1M + 0.804%),
04/25/2035 258,236
0.0
2,000,000
(2)(3)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 1,601,263
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,347,376
(3)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 2A1,
4.266%, (TSFR1M +
0.534%),
02/25/2046 $ 1,048,689
0.0
29,979
(2)(3)
J.P. Morgan Mortgage
Trust 2019-2 A3,
3.994%,
08/25/2049 28,466
0.0
2,063,677
(2)(3)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.147%,
05/25/2052 1,706,857
0.0
2,220,236
(2)(3)
J.P. Morgan Mortgage
Trust 2023-8 B3,
6.151%,
02/25/2054 2,218,530
0.0
3,827,328
(2)(3)
J.P. Morgan Mortgage
Trust 2024-1 A9,
6.000%,
06/25/2054 3,881,959
0.1
303,139  JP Morgan Alternative
Loan Trust 2005-
S1 1A1, 5.500%,
12/25/2035 80,038
0.0
904,617
(3)
JP Morgan Mortgage
Trust 2005-A4 B1,
5.583%,
07/25/2035 873,131
0.0
804,783
(2)(3)
JP Morgan Mortgage
Trust 2017-1 B4,
3.447%,
01/25/2047 725,783
0.0
1,146,619
(2)(3)
JP Morgan Mortgage
Trust 2017-6 B3,
3.779%,
12/25/2048 1,055,657
0.0
1,612,905
(2)(3)
JP Morgan Mortgage
Trust 2018-1 B1,
3.575%,
06/25/2048 1,487,340
0.0
1,552,487
(2)(3)
JP Morgan Mortgage
Trust 2018-1 B2,
3.575%,
06/25/2048 1,425,182
0.0
2,051,603
(2)(3)
JP Morgan Mortgage
Trust 2018-1 B3,
3.575%,
06/25/2048 1,877,901
0.0
1,741,142
(2)(3)
JP Morgan Mortgage
Trust 2018-4 B2,
3.713%,
10/25/2048 1,612,116
0.0
120,500
(2)(3)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 113,079
0.0
197,287
(2)(3)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 178,698
0.0
438,416
(2)(3)
JP Morgan Mortgage
Trust 2019-8 A5,
3.500%,
03/25/2050 399,364
0.0
1,521,343
(2)(3)
JP Morgan Mortgage
Trust 2019-INV1 B3,
4.925%,
09/25/2049 1,489,604
0.0
644,335
(2)(3)
JP Morgan Mortgage
Trust 2020-1 A7,
3.500%,
06/25/2050 583,829
0.0
221,004
(2)(3)
JP Morgan Mortgage
Trust 2020-2 A15,
3.500%,
07/25/2050 202,115
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
226,418
(2)(3)
JP Morgan Mortgage
Trust 2020-3 A15,
3.500%,
08/25/2050 $ 203,704
0.0
1,864,449
(2)(3)
JP Morgan Mortgage
Trust 2020-5 B3,
3.570%,
12/25/2050 1,633,476
0.0
851,397
(2)(3)
JP Morgan Mortgage
Trust 2020-8 B2,
3.494%,
03/25/2051 761,539
0.0
170,647
(2)(3)
JP Morgan Mortgage
Trust 2020-INV1 A3,
3.500%,
08/25/2050 154,369
0.0
1,368,405
(2)(3)
JP Morgan Mortgage
Trust 2022-2 B3,
3.122%,
08/25/2052 1,125,858
0.0
1,359,724
(2)(3)
JP Morgan Mortgage
Trust 2023-10 B3,
6.222%,
05/25/2054 1,351,896
0.0
1,649,925
(2)(3)
JP Morgan Mortgage
Trust 2024-2 A9,
6.500%,
08/25/2054 1,683,371
0.0
2,470,966
(2)(3)
JP Morgan Mortgage
Trust 2024-9 A9A,
5.500%,
02/25/2055 2,481,448
0.0
3,506,901
(2)(3)
JP Morgan Mortgage
Trust 2025-CCM1 A9,
5.500%,
06/25/2055 3,521,777
0.1
12,091,087
(3)(6)
Lehman Mortgage Trust
2006-7 2A4, 2.704%,
(-1.000*TSFR1M +
6.436%),
11/25/2036 1,889,424
0.0
8,298,609
(3)(6)
Lehman Mortgage Trust
2006-9 2A5, 2.774%,
(-1.000*TSFR1M +
6.506%),
01/25/2037 1,374,314
0.0
123,386
(2)(3)
MFA Trust 2020-NQM3
A3, 1.632%,
01/26/2065 118,614
0.0
3,300,449
(2)(3)
Mill City Mortgage Loan
Trust 2017-2 M2,
3.250%,
07/25/2059 3,240,501
0.0
2,482,000
(2)(3)
Mill City Mortgage Trust
2015-2 B2, 3.686%,
09/25/2057 2,322,129
0.0
1,000,000
(2)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2020-
1 A5A, 2.500%,
12/25/2050 722,485
0.0
4,631,596
(2)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-2 B1,
7.094%,
03/25/2054 5,007,214
0.1
3,894,474
(2)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-
4 A13, 5.500%,
09/25/2054 3,870,059
0.1
1,674,902
(2)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-4 B3,
6.970%,
09/25/2054 1,734,378
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,328,582
(2)(3)
New Residential
Mortgage Loan Trust
2017-3A B2, 4.750%,
04/25/2057 $ 1,323,223
0.0
464,166
(2)(3)
New Residential
Mortgage Loan Trust
2017-6A B2, 4.000%,
08/27/2057 456,115
0.0
44,953
(2)(3)
Oaktown Re VI Ltd.
2021-1A M1C, 6.874%,
(SOFR30A + 3.000%),
10/25/2033 45,082
0.0
6,000,000
(2)(3)
Oaktown Re VII Ltd.
2021-2 M1C, 7.224%,
(SOFR30A + 3.350%),
04/25/2034 6,088,357
0.1
226,747
(2)(3)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 212,432
0.0
1,211,279
(2)(3)
OBX Trust 2025-
J2 A19, 5.500%,
09/25/2055 1,215,357
0.0
2,798,000
(2)(3)
PMT Loan Trust 2025-
INV12 A29, 5.500%,
12/25/2056 2,810,918
0.0
1,304,452,750
(2)(6)
PMTT4 2017-PM1
XIO, 13.000%,
10/25/2048 7,552,586
0.1
45,506  Prime Mortgage Trust
2007-1 A4, 5.500%,
03/25/2037 40,797
0.0
2,433,929
(2)(3)
Provident Funding
Mortgage Trust
2025-2 A13, 6.000%,
06/25/2055 2,468,671
0.0
2,772,371
(2)(3)
Provident Funding
Mortgage Trust
2025-3 A13, 6.000%,
08/25/2055 2,801,310
0.0
121,601,497
(2)(3)(6)
PSMC Trust 2021-
1 AX1, 0.333%,
03/25/2051 2,477,618
0.0
144,217,827
(2)(3)(6)
RATE Mortgage
Trust 2021-HB1 AX1,
0.203%,
12/25/2051 1,795,144
0.0
532,231
(2)(3)
RCKT Mortgage Trust
2019-1 A13, 3.500%,
09/25/2049 483,329
0.0
813,509
(2)(3)
RCKT Mortgage Trust
2019-1 B4, 3.890%,
09/25/2049 740,332
0.0
230,787,489
(2)(3)(6)
RCKT Mortgage Trust
2021-1 AX1, 0.212%,
03/25/2051 2,890,117
0.0
179,701,178
(2)(3)(6)
RCKT Mortgage Trust
2021-3 AX1, 0.124%,
07/25/2051 1,330,049
0.0
1,491,692
(2)(3)
Redwood Funding Trust
2025-2 A, 7.112%,
10/25/2055 1,504,123
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,731,253
(2)
Redwood Funding Trust
2025-3 A, 6.231%,
12/27/2056 $ 3,767,673
0.1
30,429,915
(3)
Seasoned Credit Risk
Transfer Trust 2017-4
HT, 3.250%,
06/25/2057 27,841,455
0.3
168,483
(2)(3)
Seasoned Credit Risk
Transfer Trust Series
2016-1 M2, 3.750%,
09/25/2055 155,730
0.0
2,989,945  Seasoned Credit Risk
Transfer Trust Series
2018-2 HT, 3.000%,
11/25/2057 2,627,298
0.0
6,965,295  Seasoned Credit Risk
Transfer Trust Series
2018-2 MV, 3.500%,
11/25/2057 6,731,016
0.1
3,102,611  Seasoned Credit Risk
Transfer Trust Series
2018-3 HT, 3.000%,
08/25/2057 2,705,528
0.0
2,458,602  Seasoned Credit Risk
Transfer Trust Series
2018-4 HT, 3.000%,
03/25/2058 2,129,978
0.0
2,784,263  Seasoned Credit Risk
Transfer Trust Series
2019-1 HT, 3.000%,
07/25/2058 2,436,918
0.0
1,402,683  Seasoned Credit Risk
Transfer Trust Series
2019-2 HT, 3.000%,
08/25/2058 1,231,746
0.0
643,881  Seasoned Credit Risk
Transfer Trust Series
2019-3 HT, 3.000%,
10/25/2058 564,649
0.0
5,218,295  Seasoned Credit Risk
Transfer Trust Series
2019-3 MA, 3.500%,
10/25/2058 5,115,941
0.1
855,519  Seasoned Credit Risk
Transfer Trust Series
2019-4 M55D, 4.000%,
02/25/2059 806,585
0.0
783,216  Seasoned Credit Risk
Transfer Trust Series
2020-3 TTU, 2.500%,
05/25/2060 732,882
0.0
32,340,000  Seasoned Loans
Structured Transaction
Trust Series 2019-
3 A2C, 2.750%,
11/25/2029 30,731,036
0.3
676,939
(2)(3)
Sequoia Mortgage Trust
2015-2 B3, 3.756%,
05/25/2045 598,107
0.0
982,625
(2)(3)
Sequoia Mortgage Trust
2015-3 B3, 3.726%,
07/25/2045 798,008
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
539,651
(2)(3)
Sequoia Mortgage Trust
2017-5 B3, 3.779%,
08/25/2047 $ 494,429
0.0
99,438
(2)(3)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 93,155
0.0
1,998,404
(2)
Sequoia Mortgage
Trust 2018-CH1 B2B,
4.434%,
03/25/2048 1,927,332
0.0
439,781
(2)(3)
Sequoia Mortgage Trust
2019-4 A19, 3.500%,
11/25/2049 399,811
0.0
1,714,735
(2)(3)
Sequoia Mortgage Trust
2020-2 B2, 3.632%,
03/25/2050 1,546,973
0.0
166,297,267
(2)(3)(6)
Sequoia Mortgage Trust
2020-3 AIO1, 0.304%,
04/25/2050 2,993,966
0.0
2,620,865
(2)(3)
Sequoia Mortgage Trust
2020-3 B2, 3.304%,
04/25/2050 2,316,596
0.0
957,249
(2)(3)
Sequoia Mortgage Trust
2021-5 A19, 2.500%,
07/25/2051 797,007
0.0
901,184
(2)(3)
Sequoia Mortgage Trust
2021-5 B3, 3.049%,
07/25/2051 760,275
0.0
112,070,941
(2)(3)(6)
Sequoia Mortgage Trust
2022-1 AIO1, 0.444%,
02/25/2052 3,264,212
0.1
863,871
(2)(3)
Sequoia Mortgage Trust
2024-3 A19, 6.000%,
04/25/2054 876,202
0.0
2,915,447
(2)(3)
Sequoia Mortgage Trust
2024-9 A20, 5.500%,
10/25/2054 2,927,814
0.0
8,849,000
(2)(3)
Sequoia Mortgage Trust
2025-13 A19, 5.500%,
12/25/2055 8,885,986
0.1
2,160,780
(2)(3)
Sequoia Mortgage Trust
2025-2 A19, 6.000%,
03/25/2055 2,191,623
0.0
4,239,468
(2)(3)
Sequoia Mortgage Trust
2025-6 B3, 6.220%,
07/25/2055 4,219,017
0.1
1,990,676
(2)(3)
Sequoia Mortgage Trust
2025-8 B3, 6.242%,
09/25/2055 1,989,429
0.0
3,324,472
(2)(3)
Sequoia Mortgage Trust
2025-9 A28, 6.000%,
10/25/2055 3,374,056
0.1
1,363,178
(2)(3)
Shellpoint Co-Originator
Trust 2017-2 B2,
3.616%,
10/25/2047 1,279,677
0.0
1,750,000
(2)(3)
Splitero Trust 2025-1
A1, 5.750%,
12/25/2055 1,738,705
0.0
1,000,000
(2)(3)
Starwood Mortgage
Residential Trust
2022-2 M1, 4.200%,
02/25/2067 796,947
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,919,524
(2)(3)
TIAA Bank Mortgage
Loan Trust 2018-2 B2,
3.657%,
07/25/2048 $ 1,767,799
0.0
2,640,000
(2)(3)
Towd Point Mortgage
Trust 2015-2 2B2,
4.866%,
11/25/2057 2,633,077
0.0
1,826,050
(2)(3)
Towd Point Mortgage
Trust 2016-2 M1,
3.000%,
08/25/2055 1,809,032
0.0
3,200,000
(2)(3)
Towd Point Mortgage
Trust 2017-1 M1,
3.750%,
10/25/2056 3,168,602
0.0
2,200,000
(2)(3)
Towd Point Mortgage
Trust 2017-3 M1,
3.500%,
07/25/2057 2,151,342
0.0
769,008
(2)(3)
Triangle Re Ltd.
2021-3 M1B, 6.774%,
(SOFR30A + 2.900%),
02/25/2034 770,021
0.0
186,347
(3)
Wachovia Mortgage
Loan Trust LLC Series
Trust 2005-B 2A1,
6.710%,
10/20/2035 182,513
0.0
820,591
(3)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 A1C3,
4.866%, (TSFR1M +
1.134%),
08/25/2045 798,098
0.0
33,566,640
(3)(6)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X, 1.410%,
08/25/2045 39,479
0.0
182,149
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.492%,
10/25/2036 169,848
0.0
129,601
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 2A3,
3.665%,
10/25/2036 117,930
0.0
396,158
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR14 1A4,
4.002%,
11/25/2036 357,392
0.0
418,403
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR16 2A1,
4.127%,
12/25/2036 371,035
0.0
962,035
(3)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.146%,
12/25/2036 912,029
0.0
263,924
(3)
WaMu Mortgage Pass-
Through Certificates
2007-HY3 1A1,
3.759%,
03/25/2037 221,463
0.0
1,454,062
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2004-AR4
A6, 5.444%,
06/25/2034 1,419,768
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
562,805
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR13 A1C3, 4.826%,
(TSFR1M + 1.094%),
10/25/2045 $ 545,328
0.0
967,301
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR16 2A3, 4.127%,
12/25/2036 857,791
0.0
787,112
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-10 2A3, 4.746%,
(TSFR1M + 1.014%),
11/25/2035 716,748
0.0
432,170  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-5 CB3, 5.500%,
07/25/2035 409,800
0.0
2,765,288
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR6 2A, 4.989%,
(12MTA + 0.960%),
08/25/2046 1,614,427
0.0
200,988  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 174,631
0.0
397,989
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2007-OC1
A3, 4.306%, (TSFR1M
+ 0.574%),
01/25/2047 364,899
0.0
316,101
(3)
Wells Fargo Alternative
Loan Trust 2007-PA2
2A1, 4.276%, (TSFR1M
+ 0.544%),
06/25/2037 279,089
0.0
335,136  Wells Fargo Alternative
Loan Trust 2007-
PA3 3A1, 6.250%,
07/25/2037 293,857
0.0
82,272
(3)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR4 2A4,
6.064%,
04/25/2036 81,522
0.0
1,740,821
(2)(3)
Wells Fargo Mortgage
Backed Securities Trust
2019-4 B3, 3.512%,
09/25/2049 1,232,367
0.0
438,535
(2)(3)
WinWater Mortgage
Loan Trust 2015-5 B3,
3.757%,
08/20/2045 412,887
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
715,391
(2)(3)
WinWater Mortgage
Loan Trust 2015-5 B4,
3.757%,
08/20/2045 $ 667,034
0.0
Total Collateralized
Mortgage Obligations
(Cost $1,499,569,918)
1,435,652,871
14.5
ASSET-BACKED SECURITIES : 11.6%
Automobile Asset-Backed Securities : 0.3%
5,114,984
(2)(3)
Bayview Opportunity
Master Fund VII LLC
2024-CAR1 A, 4.974%,
(SOFR30A + 1.100%),
12/26/2031 5,130,809
0.1
8,630,547
(2)
Bayview Opportunity
Master Fund VII Trust
2024-SN1 A3, 5.660%,
03/15/2028 8,659,499
0.1
2,100,000  Santander Drive Auto
Receivables Trust
2025-4 C, 4.520%,
01/15/2032 2,106,796
0.0
11,850,000
(2)
Westlake Automobile
Receivables Trust
2024-1A B, 5.550%,
11/15/2027 11,901,911
0.1
27,799,015
0.3
Home Equity Asset-Backed Securities : 0.1%
2,039,428
(2)(3)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 1,667,419
0.0
3,292,758
(3)
Freddie Mac Structured
Pass-Through
Certificates T-31 A7,
4.239%, (SOFR30A +
0.364%),
05/25/2031 3,291,564
0.0
2,431,222
(3)
GSAA Trust 2006-
7 AF2, 5.995%,
03/25/2046 845,769
0.0
106,962
(3)
HSI Asset Loan
Obligation Trust 2007-
WF1 A6, 6.350%,
12/25/2036 75,110
0.0
395,775
(3)
Nomura Home Equity
Loan, Inc. Home Equity
Loan Trust Series
2007-1 2A3, 4.166%,
(TSFR1M + 0.434%),
02/25/2037 362,566
0.0
476,746
(3)
Nomura Home Equity
Loan, Inc. Home Equity
Loan Trust Series
2007-1 2A4A, 4.306%,
(TSFR1M + 0.574%),
02/25/2037 435,644
0.0
286,475
(3)
Renaissance Home
Equity Loan Trust
2005-3 AF4, 5.640%,
11/25/2035 286,657
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Home Equity Asset-Backed Securities: (continued)
4,868,550
(2)
Unlock HEA Trust
2025-1 A, 6.750%,
07/25/2041 $ 4,891,391
0.1
11,856,120
0.1
Other Asset-Backed Securities : 10.4%
40,830,000
(2)(3)
720 East CLO Ltd.
2023-IA A1R, 5.275%,
(TSFR3M + 1.370%),
04/15/2038 40,970,659
0.4
9,160,000
(2)(3)
720 East CLO VII Ltd.
2025-7A B, 5.434%,
(TSFR3M + 1.550%),
04/20/2037 9,154,220
0.1
7,020,000
(2)(3)
720 East CLO VII Ltd.
2025-7A C, 5.584%,
(TSFR3M + 1.700%),
04/20/2037 6,943,524
0.1
1,000,000
(2)(3)
AB BSL CLO 4 Ltd.
2023-4A A1R, 5.184%,
(TSFR3M + 1.300%),
04/20/2038 1,001,325
0.0
18,200,000
(2)(3)
Allegany Park CLO Ltd.
2019-1A ARR, 4.984%,
(TSFR3M + 1.100%),
01/20/2035 18,204,568
0.2
8,990,000
(2)(3)
AMMC CLO 31 Ltd.
2025-31A B, 5.584%,
(TSFR3M + 1.700%),
02/20/2038 9,026,940
0.1
1,827,573
(2)(3)
Apidos CLO XXXII
2019-32A A1R,
4.984%, (TSFR3M +
1.100%),
01/20/2033 1,828,847
0.0
10,000,000
(2)(3)
Apidos CLO XXXV
2021-35A C, 5.796%,
(TSFR3M + 1.912%),
04/20/2034 10,016,540
0.1
3,700,000
(2)
Applebee's Funding
LLC / IHOP Funding
LLC 2025-1A A2,
6.720%,
06/07/2055 3,731,424
0.0
308,637
(2)
Aqua Finance Trust
2019-A A, 3.140%,
07/16/2040 301,960
0.0
512,616
(2)
Aqua Finance Trust
2020-AA A, 1.900%,
07/17/2046 486,702
0.0
5,295,014
(2)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
A, 5.215%, (TSFR1M +
1.464%),
11/15/2036 5,295,474
0.1
22,550,000
(2)(3)
Ares LXV CLO Ltd.
2022-65A A1R,
4.978%, (TSFR3M +
1.120%),
07/25/2034 22,559,088
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
20,750,000
(2)(3)
Bain Capital Credit CLO
Ltd. 2020-5A ARR,
5.034%, (TSFR3M +
1.150%),
04/20/2034 $ 20,774,838
0.2
14,200,000
(2)(3)
Ballyrock CLO 18
Ltd. 2021-18A A2R,
5.555%, (TSFR3M +
1.650%),
04/15/2038 14,259,597
0.1
6,250,000
(2)(3)
Barings CLO Ltd.
2019-4A CR, 6.105%,
(TSFR3M + 2.200%),
07/15/2037 6,270,906
0.1
13,890,000
(2)(3)
Benefit Street Partners
CLO Ltd. 2015-6BR
BR, 5.434%, (TSFR3M
+ 1.550%),
04/20/2038 13,936,295
0.1
5,500,000
(2)(3)
Benefit Street Partners
CLO XXI Ltd. 2020-
21A A1R2, 5.163%,
(TSFR3M + 1.240%),
01/15/2039 5,487,493
0.1
20,100,000
(2)(3)
Benefit Street Partners
CLO XXIX Ltd. 2022-
29A AR, 5.038%,
(TSFR3M + 1.180%),
01/25/2038 20,080,282
0.2
8,750,000
(2)(3)
Birch Grove CLO 10
Ltd. 2024-10A A,
5.247%, (TSFR3M +
1.390%),
01/22/2038 8,775,576
0.1
13,650,000
(2)(3)
Birch Grove CLO 12
Ltd. 2025-12A A1,
5.027%, (TSFR3M +
1.170%),
04/22/2038 13,621,895
0.1
19,040,000
(2)(3)
Birch Grove CLO 12
Ltd. 2025-12A B,
5.407%, (TSFR3M +
1.550%),
04/22/2038 19,068,446
0.2
2,000,000
(2)(3)
BlueMountain CLO
Ltd. 2014-2A A2R2,
5.546%, (TSFR3M +
1.662%),
10/20/2030 2,003,708
0.0
4,357,021
(2)(3)
BlueMountain CLO
Ltd. 2016-3A A1R2,
5.052%, (TSFR3M +
1.200%),
11/15/2030 4,358,869
0.0
2,793,000
(2)
Bojangles Issuer LLC
2024-1A A2, 6.584%,
11/20/2054 2,827,365
0.0
7,570,000
(2)(3)
Broad River Bsl Funding
Clo Ltd. 2020-1A AR,
5.316%, (TSFR3M +
1.432%),
07/20/2034 7,573,671
0.1
4,400,000
(2)(3)
Broad River Bsl Funding
Clo Ltd. 2020-1A CR,
6.146%, (TSFR3M +
2.262%),
07/20/2034 4,405,927
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
3,223,738
(2)(3)
BSPRT Issuer Ltd.
2023-FL10 A, 6.009%,
(TSFR1M + 2.259%),
09/15/2035 $ 3,231,320
0.0
6,600,000
(2)(3)
California Street CLO
IX L.P. 2012-9A CR3,
6.655%, (TSFR3M +
2.762%),
07/16/2032 6,628,156
0.1
10,000,000
(2)(3)
Cedar Funding IV CLO
Ltd. 2014-4A CR3,
5.910%, (TSFR3M +
2.050%),
01/23/2038 10,016,980
0.1
13,000,000
(2)(3)
Cedar Funding VIII Clo
Ltd. 2017-8A ARR,
5.102%, (TSFR3M +
1.220%),
01/17/2038 12,990,900
0.1
22,268
(3)
Chase Funding Trust
Series 2003-5 2A2,
4.446%, (TSFR1M +
0.714%),
07/25/2033 22,349
0.0
7,500,000
(2)
Cherry Securitization
Trust 2025-1A A,
6.130%,
11/15/2032 7,619,232
0.1
7,160,000
(2)(3)
CIFC Funding Ltd.
2018-2A A1R, 5.254%,
(TSFR3M + 1.370%),
10/20/2037 7,174,814
0.1
3,000,000
(2)(3)
CIFC Funding Ltd.
2019-6A A2R, 5.594%,
(TSFR3M + 1.700%),
07/16/2037 3,003,351
0.0
21,000,000
(2)(3)
CIFC Funding Ltd.
2022-4A AR, 4.984%,
(TSFR3M + 1.090%),
07/16/2035 21,007,560
0.2
1,574,375
(2)
CLI Funding VI LLC
2020-1A A, 2.080%,
09/18/2045 1,487,661
0.0
4,754,524
(2)
CLI Funding VIII LLC
2021-1A A, 1.640%,
02/18/2046 4,431,789
0.0
4,453,125
(2)
DB Master Finance LLC
2019-1A A23, 4.352%,
05/20/2049 4,399,179
0.0
5,104,427
(2)
Driven Brands Funding
LLC 2021-1A A2,
2.791%,
10/20/2051 4,829,291
0.1
6,400,000
(2)(3)
Dryden 49 Senior Loan
Fund 2017-49A CR,
6.196%, (TSFR3M +
2.312%),
07/18/2030 6,418,374
0.1
11,400,000
(2)(3)
Dryden 75 CLO
Ltd. 2019-75A CR2,
5.966%, (TSFR3M +
2.062%),
04/15/2034 11,394,596
0.1
14,850,000
(2)(3)
Elevation CLO Ltd.
2023-17A BR, 5.566%,
(TSFR3M + 1.650%),
10/20/2036 14,864,805
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
22,500,000
(2)(3)
Elmwood CLO IV Ltd.
2020-1A AR, 5.344%,
(TSFR3M + 1.460%),
04/18/2037 $ 22,541,805
0.2
17,790,000
(2)(3)
Elmwood CLO IX Ltd.
2021-2A BR, 5.434%,
(TSFR3M + 1.550%),
04/20/2038 17,836,539
0.2
8,990,000
(2)(3)
Elmwood CLO XI Ltd.
2021-4A BR, 5.434%,
(TSFR3M + 1.550%),
01/20/2038 9,019,370
0.1
21,900,000
(2)(3)
Empower CLO Ltd.
2022-1A A1R, 5.274%,
(TSFR3M + 1.390%),
10/20/2037 21,959,371
0.2
5,197,500
(2)
Five Guys Holdings,
Inc. 2023-1A A2,
7.549%,
01/26/2054 5,351,806
0.1
1,947,255
(2)(3)
FS Rialto 2021-FL3 A,
5.099%, (TSFR1M +
1.364%),
11/16/2036 1,945,144
0.0
4,631,250
(2)
Goddard Funding LLC
2022-1A A2, 6.864%,
10/30/2052 4,683,990
0.1
337,779
(2)
HERO Funding Trust
2015-2A A, 3.990%,
09/20/2040 329,590
0.0
326,857
(2)
HERO Funding Trust
2016-2A A, 3.750%,
09/20/2041 314,634
0.0
868,480
(2)
HERO Funding Trust
2016-4A A2, 4.290%,
09/20/2047 843,483
0.0
17,750,000
(2)(3)
Invesco CLO Ltd.
2021-3A BR, 5.357%,
(TSFR3M + 1.500%),
10/22/2034 17,772,631
0.2
7,741,500
(2)
Jersey Mike's Funding
LLC 2024-1A A2,
5.636%,
02/15/2055 7,909,037
0.1
15,250,000
(2)(3)
KKR Clo 33 Ltd. 33A
BR, 5.513%, (TSFR3M
+ 1.600%),
07/20/2034 15,290,031
0.2
10,030,000
(2)(3)
Lakeside Park CLO Ltd.
2025-1A B1, 5.455%,
(TSFR3M + 1.550%),
04/15/2038 10,042,237
0.1
2,565,472
(2)(3)
LCM 30 Ltd. 30A AR,
5.226%, (TSFR3M +
1.342%),
04/20/2031 2,569,682
0.0
167,399
(2)(3)
LCM XXIV Ltd. 24A
CR, 6.046%, (TSFR3M
+ 2.162%),
03/20/2030 167,582
0.0
6,556,629
(2)
Loanpal Solar Loan Ltd.
2021-2GS A, 2.220%,
03/20/2048 5,352,666
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
10,580,000
(2)(3)
Magnetite Xlv Ltd.
2025-45A B, 5.455%,
(TSFR3M + 1.550%),
04/15/2038 $ 10,619,802
0.1
10,000,000
(2)(3)
Magnetite XXXI
Ltd. 2021-31A A1R,
4.672%, (TSFR3M +
1.000%),
07/15/2034 10,002,500
0.1
4,708,822
(2)(3)
MF1 Ltd. 2022-FL8 A,
5.081%, (TSFR1M +
1.350%),
02/19/2037 4,708,599
0.1
3,500,000
(2)(3)
MF1 Ltd. 2024-FL14
A, 5.468%, (TSFR1M +
1.737%),
03/19/2039 3,509,844
0.0
7,500,000
(2)(3)
MF1 Ltd. 2024-FL15
A, 6.988%, (TSFR1M +
1.688%),
08/18/2041 7,519,715
0.1
494,772
(2)
Mill City Solar Loan Ltd.
2019-1A A, 4.340%,
03/20/2043 467,246
0.0
2,572,484
(2)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 2,350,117
0.0
1,625,263
(2)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 1,535,379
0.0
2,737,435
(2)
Mosaic Solar Loan Trust
2018-2GS A, 4.200%,
02/22/2044 2,576,229
0.0
351,935
(2)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 321,348
0.0
2,203,196
(2)
Mosaic Solar Loan Trust
2019-2A A, 2.880%,
09/20/2040 1,964,656
0.0
2,556,877
(2)
Mosaic Solar Loan Trust
2020-1A B, 3.100%,
04/20/2046 2,238,256
0.0
5,063,911
(2)
Mosaic Solar Loan Trust
2020-2A A, 1.440%,
08/20/2046 4,305,526
0.0
2,355,825
(2)
Mosaic Solar Loan Trust
2021-1A B, 2.050%,
12/20/2046 1,905,237
0.0
6,826,188
(2)
Mosaic Solar Loan Trust
2024-2A A, 5.600%,
04/22/2052 6,680,897
0.1
945,602
(2)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 895,635
0.0
5,022,803
(2)
Mosaic Solar Loans
LLC 2024-1A A,
5.500%,
09/20/2049 4,884,358
0.1
9,100,000
(2)(3)
Neuberger Berman
CLO XVII Ltd. 2014-
17A AR3, 5.257%,
(TSFR3M + 1.400%),
07/22/2038 9,122,632
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
6,000,000
(2)(3)
Oaktree CLO Ltd.
2023-1A BR, 5.905%,
(TSFR3M + 2.000%),
04/15/2038 $ 6,035,910
0.1
4,600,000
(2)(3)
Ocean Trails CLO XVII
Ltd. 2025-17A C,
5.710%, (TSFR3M +
1.850%),
03/20/2038 4,608,110
0.1
6,010,000
(2)(3)
OCP Clo Ltd. 2019-17A
AR2, 5.284%, (TSFR3M
+ 1.400%),
07/20/2037 6,029,959
0.1
5,930,000
(2)(3)
Octagon 58 Ltd.
2022-1A BR, 5.655%,
(TSFR3M + 1.750%),
04/15/2038 5,949,605
0.1
13,850,000
(2)(3)
Octagon Investment
Partners 29 Ltd. 2016-
1A A1R2, 5.304%,
(TSFR3M + 1.420%),
07/18/2037 13,879,362
0.1
4,500,000
(2)(3)
Octagon Investment
Partners 32 Ltd. 2017-
1A CR3, 5.955%,
(TSFR3M + 2.050%),
10/31/2037 4,515,701
0.0
11,750,000
(2)(3)
Octagon Investment
Partners 50 Ltd. 2020-
4A BR2, 5.455%,
(TSFR3M + 1.550%),
01/15/2035 11,760,704
0.1
6,700,000
(2)(3)
OHA Credit Funding
9 Ltd. 2021-9A CR,
5.834%, (TSFR3M +
1.950%),
10/19/2037 6,721,360
0.1
10,700,000
(2)(3)
OHA Credit Partners
VII Ltd. 2012-7A CR4,
5.589%, (TSFR3M +
1.700%),
02/20/2038 10,726,236
0.1
8,518,519
(2)(3)
OZLM XV Ltd. 2016-
15A A1R3, 4.934%,
(TSFR3M + 1.050%),
04/20/2033 8,522,761
0.1
4,931,590
(2)
Pagaya AI Debt Grantor
Trust 2024-11 B,
5.637%,
07/15/2032 4,969,766
0.1
21,880,000
(2)(3)
Palmer Square CLO
Ltd. 2021-1A A2R,
5.384%, (TSFR3M +
1.500%),
04/20/2038 21,901,180
0.2
5,800,000
(2)(3)
Palmer Square CLO
Ltd. 2021-1A BR,
5.684%, (TSFR3M +
1.800%),
04/20/2038 5,814,604
0.1
7,410,000
(2)(3)
Palmer Square Loan
Funding Ltd. 2025-1A
B, 5.452%, (TSFR3M +
1.600%),
02/15/2033 7,345,526
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
8,600,000
(2)(3)
Park Avenue
Institutional Advisers
CLO Ltd. 2017-
1A A2R2, 5.403%,
(TSFR3M + 1.550%),
02/14/2034 $ 8,608,196
0.1
22,300,000
(2)(3)
Park Avenue
Institutional Advisers
CLO Ltd. 2021-
1A A1AR, 4.994%,
(TSFR3M + 1.110%),
01/20/2034 22,300,335
0.2
11,850,000
(2)(3)
Recette Clo Ltd. 2015-
1A BR3, 5.404%,
(TSFR3M + 1.550%),
04/20/2034 11,857,229
0.1
13,015,519
(2)
Sabal Issuer 2025
1 LLC 2025-1A A,
6.280%,
11/01/2060 13,344,190
0.1
5,649,375
(2)
Servpro Master Issuer
LLC 2024-1A A2,
6.174%,
01/25/2054 5,840,430
0.1
2,000,000
(2)
SERVPRO Master
Issuer LLC 2025-1A
A2, 5.525%,
10/25/2055 1,996,624
0.0
4,652,000
(2)
SoFi Consumer Loan
Program Trust 2025-1
C, 5.420%,
02/27/2034 4,728,162
0.1
6,910,667
(2)
Sonic Capital LLC
2020-1A A2I, 3.845%,
01/20/2050 6,843,092
0.1
3,830,000
(2)
Sonic Capital LLC
2021-1A A2II, 2.636%,
08/20/2051 3,329,783
0.0
18,000,000
(2)(3)
Sound Point Clo XVI
Ltd. 2017-2A CR,
6.320%, (TSFR3M +
2.462%),
07/25/2030 18,051,984
0.2
9,950,000
(2)(3)
Sound Point CLO XXIX
Ltd. 2021-1A CR,
5.755%, (TSFR3M +
1.850%),
04/25/2034 9,960,338
0.1
19,404,948
(2)(3)
Sound Point CLO
XXVIII Ltd. 2020-3A
A1R, 5.138%, (TSFR3M
+ 1.280%),
01/25/2032 19,425,206
0.2
3,798,114
(2)
Sunnova Helios II
Issuer LLC 2018-1A A,
4.870%,
07/20/2048 3,676,152
0.0
2,745,866
(2)
Sunnova Helios V
Issuer LLC 2021-A A,
1.800%,
02/20/2048 2,173,383
0.0
11,859,492
(2)
Sunnova Helios XI
Issuer LLC 2023-A A,
5.300%,
05/20/2050 10,897,022
0.1
6,786,055
(2)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 5,852,534
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
7,594,660
(2)
Sunnova Sol III Issuer
LLC 2021-1 A,
2.580%,
04/28/2056 $ 6,497,448
0.1
3,790,439
(2)
Sunrun Athena Issuer
LLC 2018-1 A,
5.310%,
04/30/2049 3,696,913
0.0
6,032,088
(2)
Sunrun Bacchus Issuer
LLC 2025-1A A1,
5.990%,
04/30/2060 6,087,495
0.1
4,040,098
(2)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 3,916,443
0.0
3,578,084
(2)
Sunrun Pangea Issuer
LLC 2025-2A A1,
6.150%,
01/30/2054 3,610,420
0.0
2,598,055
(2)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 2,483,107
0.0
11,990,000
(2)(3)
Symphony Clo 47 Ltd.
2025-47A B, 5.434%,
(TSFR3M + 1.550%),
04/20/2038 12,018,272
0.1
5,950,606
(2)(3)
Symphony CLO XVI
Ltd. 2015-16A ARR,
5.105%, (TSFR3M +
1.200%),
10/15/2031 5,953,849
0.1
8,450,000
(2)(3)
Symphony CLO XXVI
Ltd. 2021-26A CR,
6.146%, (TSFR3M +
2.262%),
04/20/2033 8,460,030
0.1
2,000,000
(2)
Taco Bell Funding LLC
2025-1A A2I, 4.821%,
08/25/2055 1,993,477
0.0
4,554,000
(2)
Textainer Marine
Containers Ltd.
2021-3A A, 1.940%,
08/20/2046 4,090,396
0.0
3,772,000
(2)
Textainer Marine
Containers VII Ltd.
2021-1A A, 1.680%,
02/20/2046 3,554,973
0.0
5,509,169
(2)(3)
TIAA CLO I Ltd. 2016-
1A ARR, 5.134%,
(TSFR3M + 1.250%),
07/20/2031 5,509,445
0.1
12,450,000
(2)
Trafigura Securitisation
Finance PLC 2024-1A
A2, 5.980%,
11/15/2027 12,613,991
0.1
10,472,951
(2)(3)
Venture 37 CLO Ltd.
2019-37A A1RR,
5.155%, (TSFR3M +
1.250%),
07/15/2032 10,475,569
0.1
3,393,786
(2)
Wendy's Funding LLC
2018-1A A2II, 3.884%,
03/15/2048 3,339,701
0.0
7,743,081
(2)
Wendy's Funding LLC
2019-1A A2II, 4.080%,
06/15/2049 7,553,676
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
12,580,000
(2)(3)
Wind River CLO Ltd.
2016-1KRA BR3,
5.505%, (TSFR3M +
1.600%),
10/15/2034 $ 12,592,756
0.1
10,000,000
(2)(3)
Wind River CLO Ltd.
2021-1A CR, 6.134%,
(TSFR3M + 2.250%),
07/20/2037 10,036,380
0.1
8,300,000
(2)(3)
Wind River CLO Ltd.
2021-2A BR, 5.484%,
(TSFR3M + 1.600%),
07/20/2034 8,305,188
0.1
7,900,000
(2)
Wingstop Funding LLC
2024-1A A2, 5.858%,
12/05/2054 8,132,870
0.1
15,176,375
(2)
Zaxby's Funding LLC
2021-1A A2, 3.238%,
07/30/2051 14,342,797
0.1
1,034,954,710
10.4
Student Loan Asset-Backed Securities : 0.8%
265,915
(2)
Commonbond Student
Loan Trust 2016-B B,
4.000%,
10/25/2040 252,375
0.0
348,465
(2)
Commonbond Student
Loan Trust-GS 2017-
BGS B, 3.260%,
09/25/2042 291,352
0.0
69,007
(2)
Commonbond Student
Loan Trust-GS 2018-
AGS C, 3.820%,
02/25/2044 57,600
0.0
2,132,171
(2)
Commonbond Student
Loan Trust-GS 2020-
AGS A, 1.980%,
08/25/2050 1,922,182
0.0
1,143,477
(2)(3)
ELFI Graduate Loan
Program LLC 2021-A
B, 2.090%,
12/26/2046 952,350
0.0
2,408,266
(2)
Laurel Road Prime
Student Loan Trust
2020-A A2FX, 1.400%,
11/25/2050 2,258,483
0.0
1,287,406
(2)
Navient Private
Education Refi Loan
Trust 2020-DA A,
1.690%,
05/15/2069 1,230,648
0.0
1,576,745
(2)
Navient Private
Education Refi Loan
Trust 2020-GA A,
1.170%,
09/16/2069 1,488,958
0.0
6,871,299
(2)
Navient Private
Education Refi Loan
Trust 2020-HA A,
1.310%,
01/15/2069 6,507,483
0.1
3,125,935
(2)
Navient Private
Education Refi Loan
Trust 2021-BA A,
0.940%,
07/15/2069 2,866,391
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
4,683,402
(2)
Navient Private
Education Refi Loan
Trust 2021-DA C,
3.480%,
04/15/2060 $ 4,403,209
0.1
1,850,000
(2)
Navient Private
Education Refi Loan
Trust 2021-FA B,
2.120%,
02/18/2070 1,348,587
0.0
1,150,000
(2)
Nelnet Student Loan
Trust 2025-DA A1A,
4.650%,
08/20/2054 1,146,958
0.0
2,700,000
(2)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 2,350,297
0.0
1,172,527
(2)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 1,165,725
0.0
6,712,103
(2)
SMB Private Education
Loan Trust 2019-
B A2A, 2.840%,
06/15/2037 6,599,236
0.1
1,761,059
(2)
SMB Private Education
Loan Trust 2023-
A A1A, 5.380%,
01/15/2053 1,794,014
0.0
1,900,000
(2)
SMB Private Education
Loan Trust 2023-A B,
5.880%,
01/15/2053 1,946,413
0.0
14,988,374
(2)
SMB Private Education
Loan Trust-A 2020-
PTA A2A, 1.600%,
09/15/2054 14,220,800
0.2
3,000,000
(2)
Sofi Professional Loan
Program LLC 2019-
B BFX, 3.730%,
08/17/2048 2,838,130
0.0
7,832,103
(2)
Sofi Professional
Loan Program Trust
2018-B BFX, 3.830%,
08/25/2047 7,640,570
0.1
451,775
(2)
Sofi Professional Loan
Program Trust 2018-
D A2FX, 3.600%,
02/25/2048 449,419
0.0
5,800,000
(2)
SoFi Professional
Loan Program Trust
2018-C BFX, 4.130%,
01/25/2048 5,648,524
0.1
6,000,000
(2)
SoFi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 5,833,541
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
4,150,259
(2)
SoFi Professional
Loan Program Trust
2020-C AFX, 1.950%,
02/15/2046 $ 3,916,675
0.0
79,129,920
0.8
Total Asset-Backed
Securities
(Cost $1,163,264,847)
1,153,739,765
11.6
U.S. TREASURY OBLIGATIONS : 10.8%
United States Treasury Bonds : 3.7%
325,385,200
4.625
%,
11/15/2045 318,013,191
3.2
51,706,700
4.750
%,
08/15/2055 50,850,308
0.5
368,863,499
3.7
United States Treasury Notes : 7.1%
221,885,900
3.375
%,
12/31/2027 221,456,864
2.2
148,330,900
3.500
%,
12/15/2028 148,162,869
1.5
101,227,500
3.625
%,
12/31/2030 100,749,042
1.0
158,992,500
3.875
%,
12/31/2032 158,309,328
1.6
17,903,600
(1)
4.000
%,
01/15/2027 17,991,267
0.2
54,191,500
4.000
%,
11/15/2035 53,416,731
0.6
700,086,101
7.1
Total U.S. Treasury
Obligations
(Cost $1,076,161,380)
1,068,949,600
10.8
COMMERCIAL MORTGAGE-BACKED SECURITIES : 10.0%
6,500,000
(2)(3)
1345T 2025-AOA A,
5.350%, (TSFR1M +
1.600%),
06/15/2042 6,529,987
0.1
1,750,000
(2)(3)
Acrec 2025 Fl 3 LLC
2025-FL3 A, 5.044%,
(TSFR1M + 1.310%),
08/18/2042 1,747,113
0.0
5,000,000
(2)(3)
ACRES LLC 2025-FL3
A, 5.353%, (TSFR1M +
1.619%),
08/18/2040 5,010,280
0.1
7,500,000
(2)(3)
ALA Trust 2025-OANA
A, 5.494%, (TSFR1M +
1.743%),
06/15/2040 7,540,284
0.1
10,000,000
(2)(3)
ARDN Mortgage Trust
2025-ARCP A, 5.500%,
(TSFR1M + 1.750%),
06/15/2035 10,032,525
0.1
5,057,032
(2)(3)
AREIT LLC 2023-CRE8
A, 5.847%, (TSFR1M +
2.112%),
08/17/2041 5,059,155
0.1
1,095,770
(2)(3)
AREIT Ltd. 2024-CRE9
A, 5.437%, (TSFR1M +
1.686%),
05/17/2041 1,096,404
0.0
6,000,000
(2)(3)
AREIT Ltd. 2025-
CRE10 A, 5.347%,
(TSFR1M + 1.388%),
12/17/2029 5,998,460
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000
(2)(3)
ARES Commercial
Mortgage Trust
2024-IND A, 5.442%,
(TSFR1M + 1.692%),
07/15/2041 $ 5,012,844
0.1
10,000,000
(2)(3)
ARES Commercial
Mortgage Trust 2024-
IND2 A, 5.193%,
(TSFR1M + 1.443%),
10/15/2034 10,018,454
0.1
6,500,000
(2)(3)
ARES Trust 2025-IND3
A, 5.250%, (TSFR1M +
1.500%),
04/15/2042 6,513,231
0.1
1,500,000
(2)
ARZ Trust 2024-BILT
C, 6.361%,
06/11/2039 1,534,380
0.0
3,600,000
(2)
Atrium Hotel Portfolio
Trust 2024-ATRM A,
5.409%,
11/10/2029 3,676,216
0.0
4,000,000
(2)
Atrium Hotel Portfolio
Trust 2024-ATRM B,
5.894%,
11/10/2029 4,089,332
0.0
5,000,000
(2)(3)
Atrium Hotel Portfolio
Trust 2025-ATRM A,
5.400%, (TSFR1M +
1.650%),
08/15/2042 5,013,538
0.1
2,500,000
(2)(3)
BAHA Trust 2024-MAR
A, 5.972%,
12/10/2041 2,590,810
0.0
2,500,000
(2)(3)
BAHA Trust 2024-MAR
B, 6.841%,
12/10/2041 2,620,831
0.0
7,500,000
(2)(3)
BAMLL Trust 2025-
ASHF B, 6.101%,
(TSFR1M + 2.350%),
02/15/2042 7,515,883
0.1
2,500,000  BANK 2017-BNK4 A4,
3.625%,
05/15/2050 2,476,683
0.0
27,737,650
(3)(6)
BANK 2017-BNK4 XA,
1.324%,
05/15/2050 273,890
0.0
4,500,000  BANK 2017-BNK7 B,
3.949%,
09/15/2060 4,157,879
0.0
167,655,000
(3)(6)
BANK 2017-BNK8 XB,
0.181%,
11/15/2050 665,289
0.0
173,262,605
(3)(6)
BANK 2018-BN14 XA,
0.499%,
09/15/2060 1,766,594
0.0
19,110,000
(2)(3)(6)
BANK 2018-BN14 XD,
1.616%,
09/15/2060 714,808
0.0
21,371,693
(3)(6)
BANK 2019-BN16 XA,
0.927%,
02/15/2052 455,775
0.0
86,759,996
(3)(6)
BANK 2019-BN19 XA,
0.936%,
08/15/2061 2,427,458
0.0
5,857,168
(3)(6)
BANK 2020-BN30 XA,
1.249%,
12/15/2053 276,960
0.0
3,000,000
(3)
BANK5 2024-5YR10
B, 6.140%,
10/15/2057 3,090,407
0.0
2,500,000
(3)
BANK5 2024-5YR10
C, 5.743%,
10/15/2057 2,487,673
0.0
2,000,000
(3)
BANK5 2025-5YR15
C, 5.806%,
07/15/2058 2,011,934
0.0
5,000,000
(3)
BANK5 2025-5YR17
C, 5.894%,
11/15/2058 5,016,280
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(2)(3)
BAY Mortgage Trust
2025-LIVN A, 5.550%,
(TSFR1M + 1.800%),
05/15/2035 $ 1,002,428
0.0
10,833,560
(3)(6)
BBCMS Mortgage Trust
2022-C17 XA, 1.149%,
09/15/2055 683,719
0.0
5,250,000  BBCMS Mortgage Trust
2024-5C29 B, 5.858%,
09/15/2057 5,377,484
0.1
1,000,000
(3)
BBCMS Mortgage Trust
2024-5C31 C, 5.756%,
12/15/2057 1,004,337
0.0
1,300,000
(3)
BBCMS Mortgage Trust
2025-5C34 B, 6.542%,
05/15/2058 1,374,942
0.0
2,500,000
(3)
BBCMS Mortgage Trust
2025-5C36 B, 6.187%,
08/15/2058 2,613,914
0.0
18,647,067
(3)(6)
BBCMS Trust 2021-
C10 XA, 1.207%,
07/15/2054 909,236
0.0
2,000,000
(2)(3)
BDS LLC 2024-FL13
A, 5.307%, (TSFR1M +
1.576%),
09/19/2039 2,006,209
0.0
10,000,000
(2)(3)
BDS LLC 2025-FL15
A, 5.131%, (TSFR1M +
1.400%),
03/19/2043 10,015,287
0.1
9,000,000
(2)(3)
BDS LLC 2025-FL16
A, 5.400%, (TSFR1M +
1.400%),
07/19/2043 9,011,265
0.1
849,227
(2)(3)
BDS Ltd. 2021-FL10
A, 5.199%, (TSFR1M +
1.464%),
12/16/2036 849,727
0.0
3,000,000
(3)
Benchmark Mortgage
Trust 2018-B3 B,
4.295%,
04/10/2051 2,826,357
0.0
46,863,582
(3)(6)
Benchmark Mortgage
Trust 2019-B12 XA,
1.016%,
08/15/2052 1,152,584
0.0
2,000,000
(3)
Benchmark Mortgage
Trust 2019-B13 C,
3.839%,
08/15/2057 1,689,440
0.0
33,085,069
(3)(6)
Benchmark Mortgage
Trust 2019-B9 XA,
1.005%,
03/15/2052 773,066
0.0
24,980,095
(3)(6)
Benchmark Mortgage
Trust 2020-B17 XA,
1.372%,
03/15/2053 1,035,430
0.0
93,873,376
(3)(6)
Benchmark Mortgage
Trust 2020-B19 XA,
1.659%,
09/15/2053 4,228,568
0.0
53,572,808
(3)(6)
Benchmark Mortgage
Trust 2020-B20 XA,
1.523%,
10/15/2053 2,674,719
0.0
45,277,998
(3)(6)
Benchmark Mortgage
Trust 2020-B21 XA,
1.414%,
12/17/2053 2,398,674
0.0
4,794,987
(3)(6)
Benchmark Mortgage
Trust 2021-B28 XA,
1.237%,
08/15/2054 233,494
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,250,000
(2)
Benchmark Mortgage
Trust 2021-B30 D,
2.000%,
11/15/2054 $ 1,395,465
0.0
3,000,000
(3)
Benchmark Mortgage
Trust 2022-B34 A5,
3.786%,
04/15/2055 2,805,273
0.0
5,000,000
(3)
Benchmark Mortgage
Trust 2025-V16 C,
5.952%,
08/15/2058 5,015,770
0.1
2,250,000
(3)
Benchmark Mortgage
Trust 2025-V17 C,
5.873%,
09/15/2058 2,255,487
0.0
5,000,000  Benchmark Mortgage
Trust 2025-V18 C,
6.139%,
10/15/2058 5,003,113
0.1
3,500,000
(3)
Benchmark Mortgage
Trust 2025-V19 C,
5.751%,
01/15/2058 3,517,191
0.0
4,500,000
(2)(3)
BFLD Commercial
Mortgage Trust 2024-
UNIV A, 5.243%,
(TSFR1M + 1.493%),
11/15/2041 4,508,642
0.1
4,634,985
(2)(3)
BFLD Mortgage
Trust 2024-WRHS C,
6.191%, (TSFR1M +
2.441%),
07/15/2039 4,646,867
0.1
7,500,000
(2)(3)
BFLD Trust
2025-EWEST A,
5.300%, (TSFR1M +
1.550%),
06/15/2042 7,511,424
0.1
9,000,000
(2)(3)
BHMS Commercial
Mortgage Trust 2025-
ATLS B, 6.300%,
(TSFR1M + 2.550%),
08/15/2042 9,034,656
0.1
6,295,555
(2)(7)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 5,519,776
0.1
6,784,173
(2)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.351%,
05/25/2052 5,947,488
0.1
5,000,000  BMO Mortgage Trust
2024-5C5 A3, 5.857%,
02/15/2057 5,226,071
0.1
750,000
(3)
BMO Mortgage Trust
2024-5C6 C, 5.885%,
09/15/2057 753,855
0.0
4,000,000
(3)
BMO Mortgage Trust
2025-5C12 B, 6.158%,
10/15/2058 4,115,007
0.0
5,000,000
(2)(3)
BMP 2024-MF23 C,
5.591%, (TSFR1M +
1.841%),
06/15/2041 5,013,260
0.1
4,200,000
(2)(3)
BOCA Commercial
Mortgage Trust 2025-
BOCA A, 5.450%,
(TSFR1M + 1.600%),
12/15/2042 4,212,465
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000
(2)(3)
BSPRT Issuer LLC
2025-FL12 A, 5.122%,
(TSFR1M + 1.386%),
01/17/2043 $ 5,007,654
0.1
4,000,000
(2)(3)
BSTN Commercial
Mortgage Trust 2025-
HUB A, 4.899%,
04/13/2041 4,021,004
0.0
7,651,238
(2)(3)
BX 2024-BRVE A,
5.591%, (TSFR1M +
1.841%),
04/15/2041 7,671,141
0.1
5,192,308
(2)(3)
BX 2024-PALM A,
5.291%, (TSFR1M +
1.541%),
06/15/2037 5,201,799
0.1
5,302,500
(2)(3)
BX Commercial
Mortgage Trust 2021-
21M E, 6.035%,
(TSFR1M + 2.285%),
10/15/2036 5,300,109
0.1
3,762,845
(2)(3)
BX Commercial
Mortgage Trust 2021-
IRON E, 6.214%,
(TSFR1M + 2.464%),
02/15/2038 3,644,518
0.0
4,281,733
(2)(3)
BX Commercial
Mortgage Trust 2023-
XL3 A, 5.512%,
(TSFR1M + 1.761%),
12/09/2040 4,292,320
0.1
3,357,131
(2)(3)
BX Commercial
Mortgage Trust 2024-
AIR2 A, 5.243%,
(TSFR1M + 1.492%),
10/15/2041 3,365,521
0.0
4,680,976
(2)(3)
BX Commercial
Mortgage Trust 2024-
AIRC A, 5.441%,
(TSFR1M + 1.691%),
08/15/2041 4,696,011
0.1
4,013,294
(2)(3)
BX Commercial
Mortgage Trust 2024-
GPA3 A, 5.043%,
(TSFR1M + 1.293%),
12/15/2039 4,017,957
0.0
4,935,031
(2)(3)
BX Commercial
Mortgage Trust 2024-
KING A, 5.291%,
(TSFR1M + 1.541%),
05/15/2034 4,940,900
0.1
2,191,868
(2)(3)
BX Commercial
Mortgage Trust 2024-
MDHS A, 5.391%,
(TSFR1M + 1.641%),
05/15/2041 2,197,949
0.0
5,295,904
(2)(3)
BX Commercial
Mortgage Trust
2024-MF D, 6.440%,
(TSFR1M + 2.690%),
02/15/2039 5,318,585
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
7,000,000
(2)(3)
BX Commercial
Mortgage Trust 2024-
XL5 C, 5.691%,
(TSFR1M + 1.941%),
03/15/2041 $ 7,018,379
0.1
10,000,000
(2)(3)
BX Commercial
Mortgage Trust
2025-JDI A, 5.150%,
(TSFR1M + 1.400%),
11/15/2042 10,024,056
0.1
3,800,000
(2)(3)
BX Trust 2021-LBA
EJV, 5.865%, (TSFR1M
+ 2.114%),
02/15/2036 3,802,327
0.0
1,423,458
(2)(3)
BX Trust 2021-LBA
EV, 5.865%, (TSFR1M
+ 2.114%),
02/15/2036 1,424,329
0.0
927,976
(2)(3)
BX Trust 2021-SDMF
E, 5.451%, (TSFR1M +
1.701%),
09/15/2034 925,004
0.0
1,180,000
(2)(3)
BX Trust 2022-LBA6
C, 5.350%, (TSFR1M +
1.600%),
01/15/2039 1,180,197
0.0
1,298,180
(2)(3)
BX Trust 2024-CNYN
C, 5.691%, (TSFR1M +
1.941%),
04/15/2041 1,303,204
0.0
901,514
(2)(3)
BX Trust 2024-CNYN
D, 6.440%, (TSFR1M +
2.690%),
04/15/2041 907,643
0.0
7,362,170
(2)(3)
BX Trust 2024-FNX A,
5.192%, (TSFR1M +
1.442%),
11/15/2041 7,375,936
0.1
3,500,000
(2)(3)
BX Trust 2024-VLT4
A, 5.242%, (TSFR1M +
1.491%),
06/15/2041 3,503,060
0.0
3,000,000
(2)(3)
BX Trust 2025-DELC
A, 5.507%, (TSFR1M +
1.550%),
12/15/2042 3,008,740
0.0
5,000,000
(2)(3)
BX Trust 2025-GW A,
5.350%, (TSFR1M +
1.600%),
07/15/2042 5,017,237
0.1
1,500,000
(2)(3)
BX Trust 2025-GW B,
5.600%, (TSFR1M +
1.850%),
07/15/2042 1,506,422
0.0
2,219,201
(2)(3)
BX Trust 2025-LUNR
A, 5.250%, (TSFR1M +
1.500%),
06/15/2040 2,225,191
0.0
2,219,201
(2)(3)
BX Trust 2025-LUNR
B, 5.600%, (TSFR1M +
1.850%),
06/15/2040 2,225,921
0.0
7,000,000
(2)(3)
BX Trust 2025-OMG
A, 5.101%, (TSFR1M +
1.350%),
10/15/2042 7,014,230
0.1
4,980,575
(2)(3)
BX Trust 2025-ROIC
C, 5.293%, (TSFR1M +
1.543%),
03/15/2030 4,969,519
0.1
6,250,000
(2)(3)
BX Trust 2025-TAIL A,
5.150%, (TSFR1M +
1.400%),
06/15/2035 6,258,740
0.1
7,200,000
(2)(3)
BX Trust 2025-VLT6
C, 5.942%, (TSFR1M +
2.192%),
03/15/2042 7,199,232
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000
(2)(3)
BX Trust 2025-VLT7
A, 5.450%, (TSFR1M +
1.700%),
07/15/2044 $ 5,016,048
0.1
5,000,000
(2)(3)
BX Trust 2025-VOLT
C, 6.100%, (TSFR1M +
2.350%),
12/15/2044 5,020,767
0.1
9,928,447
(2)(3)
BXSC Commercial
Mortgage Trust 2022-
WSS C, 6.142%,
(TSFR1M + 2.391%),
03/15/2035 9,958,755
0.1
2,978,534
(2)(3)
BXSC Commercial
Mortgage Trust 2022-
WSS E, 7.885%,
(TSFR1M + 4.134%),
03/15/2035 2,992,501
0.0
4,000,000
(2)(3)
Caliun 2024-SUN A,
5.668%, (TSFR1M +
1.891%),
07/15/2041 4,010,894
0.0
4,259,000
(3)
Cantor Commercial
Real Estate Lending
2019-CF3 B, 3.500%,
01/15/2053 3,784,209
0.0
58,375,435
(3)(6)
CCUBS Commercial
Mortgage Trust 2017-
C1 XA, 0.941%,
11/15/2050 753,134
0.0
19,600,825
(3)(6)
CD Mortgage Trust
2016-CD1 XA, 1.319%,
08/10/2049 40,501
0.0
45,113,000
(2)(3)(6)
CD Mortgage Trust
2016-CD1 XB, 0.652%,
08/10/2049 86,430
0.0
25,180,040
(3)(6)
CD Mortgage Trust
2017-CD4 XA, 1.214%,
05/10/2050 216,475
0.0
4,500,000
(3)
CD Mortgage Trust
2018-CD7 AM, 4.510%,
08/15/2051 4,421,903
0.1
2,000,000
(2)
CFK Trust 2020-MF2
C, 2.995%,
03/15/2039 1,846,426
0.0
5,000,000
(2)(3)
CIP Commercial
Mortgage Trust 2025-
SBAY A, 5.150%,
(TSFR1M + 1.400%),
10/15/2037 5,011,993
0.1
3,000,000  Citigroup Commercial
Mortgage Trust
2016-C1 B, 4.117%,
05/10/2049 2,977,042
0.0
34,725,174
(3)(6)
Citigroup Commercial
Mortgage Trust 2016-
P4 XA, 1.880%,
07/10/2049 68,113
0.0
2,910,000
(3)
Citigroup Commercial
Mortgage Trust 2017-
P8 AS, 3.789%,
09/15/2050 2,747,603
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
36,737,256
(3)(6)
Citigroup Commercial
Mortgage Trust 2017-
P8 XA, 0.854%,
09/15/2050 $ 360,697
0.0
68,032,901
(3)(6)
Citigroup Commercial
Mortgage Trust 2018-
C5 XA, 0.656%,
06/10/2051 902,337
0.0
799,000
(2)(3)
Citigroup Commercial
Mortgage Trust 2023-
SMRT C, 5.852%,
10/12/2040 812,024
0.0
1,000,000
(2)(3)
Citigroup Commercial
Mortgage Trust 2023-
SMRT D, 5.852%,
10/12/2040 1,003,144
0.0
1,759,869
(2)(3)
CLNY Trust 2019-IKPR
A, 5.278%, (TSFR1M +
1.493%),
11/15/2038 1,735,589
0.0
27,260,000
(2)(3)(6)
COMM Mortgage Trust
2012-CR4 XB, 0.401%,
10/15/2045 254,140
0.0
3,986,032
(3)(6)
COMM Mortgage
Trust 2016-CR28 XA,
0.692%,
02/10/2049 1,668
0.0
31,630,654
(3)(6)
COMM Mortgage
Trust 2017-COR2 XA,
1.148%,
09/10/2050 363,771
0.0
3,000,000
(2)(3)
COMM Mortgage Trust
2024-CBM A2, 5.867%,
12/10/2041 3,058,348
0.0
3,034,000
(2)(3)
COMM Mortgage Trust
2024-CBM B, 6.511%,
12/10/2041 3,109,222
0.0
1,500,000
(2)(3)
CONE Trust 2024-
DFW1 A, 5.392%,
(TSFR1M + 1.642%),
08/15/2041 1,499,743
0.0
3,000,000
(3)
CSAIL Commercial
Mortgage Trust 2018-
C14 AS, 4.722%,
11/15/2051 2,940,250
0.0
5,183,000
(3)
CSAIL Commercial
Mortgage Trust 2018-
CX11 A5, 4.033%,
04/15/2051 5,162,681
0.1
4,000,000  CSAIL Commercial
Mortgage Trust 2019-
C16 A3, 3.329%,
06/15/2052 3,878,806
0.0
3,746,000
(3)
CSAIL Commercial
Mortgage Trust 2020-
C19 B, 3.476%,
03/15/2053 3,187,549
0.0
4,500,000
(3)
CSAIL Commercial
Mortgage Trust 2020-
C19 C, 3.612%,
03/15/2053 3,020,591
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,200,000
(2)(3)
CSTL Commercial
Mortgage Trust 2024-
GATE A, 4.764%,
11/10/2041 $ 4,230,516
0.0
3,200,000
(2)(3)
CSTL Commercial
Mortgage Trust 2024-
GATE B, 5.052%,
11/10/2041 3,211,603
0.0
2,500,000
(2)(3)
CSTL Commercial
Mortgage Trust 2025-
GATE2 C, 5.144%,
11/10/2042 2,494,347
0.0
1,750,000
(2)(3)
DBC Mortgage Trust
2025-DBC A, 5.101%,
(TSFR1M + 1.350%),
11/15/2042 1,753,853
0.0
5,000,000
(2)
DC Commercial
Mortgage Trust
2023-DC A, 6.314%,
09/12/2040 5,152,845
0.1
7,000,000
(2)(3)
DC Trust 2024-HLTN
A, 5.727%,
04/13/2040 7,093,796
0.1
5,500,000
(2)(3)
DK Trust 2024-SPBX
C, 5.700%, (TSFR1M +
1.950%),
03/15/2034 5,512,806
0.1
2,750,000
(2)(3)
DK Trust 2024-SPBX
D, 6.500%, (TSFR1M +
2.750%),
03/15/2034 2,757,833
0.0
8,000,000
(2)(3)
DK Trust 2025-LXP A,
5.327%, (TSFR1M +
1.593%),
08/15/2037 8,025,199
0.1
2,000,000
(2)(3)
DTP Commercial
Mortgage Trust 2023-
STE2 A, 5.843%,
01/15/2041 2,058,076
0.0
2,500,000
(2)(3)
Extended Stay America
Trust 2025-ESH D,
6.350%, (TSFR1M +
2.600%),
10/15/2042 2,521,905
0.0
4,500,000
(2)(3)
Extended Stay America
Trust 2025-ESH E,
7.100%, (TSFR1M +
3.350%),
10/15/2042 4,542,411
0.1
7,500,000
(2)(3)
Fashion Show Mall
LLC 2024-SHOW A,
5.104%,
10/10/2041 7,620,037
0.1
2,000,000
(2)(3)
Fontainebleau Miami
Beach Mortgage Trust
2024-FBLU C, 5.900%,
(TSFR1M + 2.150%),
12/15/2039 2,009,842
0.0
2,500,000
(2)(3)
Fontainebleau Miami
Beach Mortgage Trust
2024-FBLU D, 6.350%,
(TSFR1M + 2.600%),
12/15/2039 2,516,209
0.0
9,832,168
(2)(3)(6)
Freddie Mac Multifamily
ML Certificates 2021-
ML11 XUS, 0.666%,
03/25/2038 461,522
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
14,853,876  Freddie Mac Multifamily
ML Certificates
US XUS, 1.846%,
07/25/2037 $ 1,736,524
0.0
66,878,078
(3)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K109 X1, 1.568%,
04/25/2030 3,681,504
0.0
99,339,612
(3)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K119 X1, 0.920%,
09/25/2030 3,582,450
0.0
40,406,897
(3)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K123 X1, 0.764%,
12/25/2030 1,245,775
0.0
70,542,318
(3)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K151 X1, 0.344%,
04/25/2030 904,176
0.0
13,114,205
(3)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1516 X1, 1.504%,
05/25/2035 1,355,625
0.0
9,000,000
(2)(3)
FS Rialto Issuer LLC
2024-FL9 A, 5.362%,
(TSFR1M + 1.631%),
10/19/2039 9,039,579
0.1
5,000,000
(2)(3)
FS Rialto Issuer LLC
2025-FL10 A, 5.116%,
(TSFR1M + 1.385%),
08/19/2042 4,999,440
0.1
3,475,000
(2)(3)
FS Trust 2024-HULA
A, 5.561%, (TSFR1M +
1.811%),
08/15/2039 3,488,644
0.0
9,029,000
(2)
GAM RE-REMIC Trust
2022-FRR3 BK71,
1.950%,
11/27/2050 8,434,587
0.1
6,372,000
(2)(7)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 5,367,353
0.1
159,944
(2)(7)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 158,381
0.0
819,766
(2)(7)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 798,260
0.0
3,900,000
(2)(3)
Great Wolf Trust 2024-
WOLF D, 6.640%,
(TSFR1M + 2.890%),
03/15/2039 3,926,827
0.0
7,000,000
(2)(3)
Greystone CRE Notes
LLC 2025-FL4 A,
5.231%, (TSFR1M +
1.481%),
01/15/2043 7,022,725
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
10,180,207
(3)(6)
GS Mortgage Securities
Trust 2014-GC22 XA,
0.582%,
06/10/2047 $ 3,838
0.0
51,048,649
(3)(6)
GS Mortgage Securities
Trust 2016-GS4 XA,
0.500%,
11/10/2049 98,963
0.0
500,000
(3)
GS Mortgage Securities
Trust 2018-GS9 B,
4.321%,
03/10/2051 469,843
0.0
3,261,000  GS Mortgage Securities
Trust 2019-GC39 B,
3.970%,
05/10/2052 2,970,578
0.0
1,015,000  GS Mortgage Securities
Trust 2019-GC42 B,
3.363%,
09/10/2052 924,056
0.0
4,000,000  GS Mortgage Securities
Trust 2019-GSA1 A4,
3.048%,
11/10/2052 3,795,772
0.0
5,000,000
(2)(3)
GSAT Trust 2025-BMF
C, 5.900%, (TSFR1M +
2.150%),
07/15/2040 4,997,705
0.1
1,800,000
(2)(3)
GSJP Trust 2025-
BEDS A, 5.261%,
(TSFR1M + 1.500%),
12/15/2042 1,803,495
0.0
3,000,000
(2)(3)
GSMS Trustair 2024-
FAIR C, 6.891%,
07/15/2029 3,075,513
0.0
4,250,000
(2)(3)
GWT 2024-WLF2 A,
5.441%, (TSFR1M +
1.691%),
05/15/2041 4,267,046
0.1
2,600,000
(2)(3)
Hawaii Hotel Trust
2025-MAUI C, 5.792%,
(TSFR1M + 2.042%),
03/15/2042 2,611,210
0.0
3,000,000
(2)(3)
HILT Commercial
Mortgage Trust 2024-
ORL A, 5.291%,
(TSFR1M + 1.541%),
05/15/2037 3,007,211
0.0
7,000,000
(2)(3)
HLTN Commercial
Mortgage Trust 2024-
DPLO A, 5.392%,
(TSFR1M + 1.642%),
06/15/2041 7,021,746
0.1
6,000,000
(2)(3)
HTL Commercial
Mortgage Trust
2024-T53 A, 5.876%,
05/10/2039 6,076,603
0.1
2,400,000
(2)(3)
HYT Commercial
Mortgage Trust 2024-
RGCY A, 5.592%,
(TSFR1M + 1.841%),
09/15/2041 2,408,073
0.0
2,600,000
(2)(3)
HYT Commercial
Mortgage Trust 2024-
RGCY B, 6.091%,
(TSFR1M + 2.341%),
09/15/2041 2,609,741
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,000,000
(2)
ICNQ Mortgage Trust
2024-MF B, 6.074%,
12/10/2034 $ 4,115,095
0.0
2,500,000
(2)(3)
ILPT Commercial
Mortgage Trust 2025-
LPF2 C, 5.829%,
07/13/2042 2,547,167
0.0
7,500,000
(2)(3)
INTOWN Mortgage
Trust 2025-STAY D,
6.600%, (TSFR1M +
2.850%),
03/15/2042 7,537,348
0.1
5,000,000
(2)(3)
IP Mortgage Trust
2025-IP C, 5.831%,
06/10/2042 5,098,905
0.1
7,500,000
(2)(3)
IRV Trust 2025-200P
B, 5.440%,
03/14/2047 7,593,057
0.1
3,000,000
(2)(3)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2024-
OMNI A, 5.797%,
10/05/2039 3,060,356
0.0
2,000,000
(2)(3)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2024-
OMNI C, 5.797%,
10/05/2039 2,015,586
0.0
5,075,000  JP Morgan Chase
Commercial Mortgage
Securities Trust 2016-
JP3 A5, 2.870%,
08/15/2049 5,027,309
0.1
1,523,282
(3)
JPMBB Commercial
Mortgage Securities
Trust 2015-C29 B,
4.118%,
05/15/2048 1,515,966
0.0
3,750,000
(2)(3)
JW Trust 2024-BERY
A, 5.343%, (TSFR1M +
1.593%),
11/15/2039 3,762,036
0.0
1,730,000
(2)
Key Commercial
Mortgage Securities
Trust 2018-S1 AS,
4.842%,
10/15/2053 1,697,261
0.0
5,000,000
(2)(3)
KIND Commercial
Mortgage Trust 2024-1
A, 5.640%, (TSFR1M +
1.890%),
08/15/2041 5,010,790
0.1
7,700,000
(2)(3)
KRE Commercial
Mortgage Trust 2025-
AIP4 C, 5.600%,
(TSFR1M + 1.850%),
03/15/2042 7,694,596
0.1
4,854,537
(2)(3)
KSL Commercial
Mortgage Trust 2024-
HT2 B, 5.792%,
(TSFR1M + 2.042%),
12/15/2039 4,857,352
0.1
1,000,000
(2)(3)
KSL Commercial
Mortgage Trust
2025-MH A, 5.344%,
(TSFR1M + 1.594%),
12/15/2042 1,002,939
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000
(2)(3)
LoanCore 2025 Issuer
LLC 2025-CRE8 A,
5.121%, (TSFR1M +
1.385%),
08/17/2042 $ 5,004,031
0.1
33,144,982
(2)(3)(6)
LSTAR Commercial
Mortgage Trust 2017-5
X, 0.869%,
03/10/2050 146,471
0.0
3,250,000
(2)(3)
MAD Commercial
Mortgage Trust 2025-
11MD A, 4.754%,
10/15/2042 3,265,816
0.0
3,222,769
(2)(3)
MCR Mortgage Trust
2024-HTL D, 7.656%,
(TSFR1M + 3.905%),
02/15/2037 3,232,127
0.0
5,000,000
(2)
MCR Mortgage Trust
2024-TWA A, 5.924%,
06/12/2039 5,069,058
0.1
7,825,000
(2)(3)
MED Commercial
Mortgage Trust 2024-
MOB A, 5.342%,
(TSFR1M + 1.592%),
05/15/2041 7,806,136
0.1
1,654,672
(2)(3)
MF1 LLC 2022-FL9 A,
5.881%, (TSFR1M +
2.150%),
06/19/2037 1,655,669
0.0
3,000,000
(2)(3)
MF1 LLC 2025-FL17
A, 5.054%, (TSFR1M +
1.320%),
02/18/2040 2,995,811
0.0
10,000,000
(2)(3)
MF1 LLC 2025-FL19
A, 5.223%, (TSFR1M +
1.488%),
05/18/2042 10,031,021
0.1
4,400,000
(2)(3)
MF1 LLC 2025-FL20
A, 5.184%, (TSFR1M +
1.450%),
02/18/2043 4,412,367
0.1
1,500,000
(2)(3)
MHP Commercial
Mortgage Trust 2025-
MHIL2 D, 6.400%,
(TSFR1M + 2.650%),
09/15/2040 1,503,965
0.0
2,500,000
(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C27 B,
4.363%,
12/15/2047 2,469,687
0.0
5,170,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2016-C30 A5,
2.860%,
09/15/2049 5,118,520
0.1
4,000,000
(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2016-C30 B,
3.307%,
09/15/2049 3,817,807
0.0
4,000,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2017-C34 A4,
3.536%,
11/15/2052 3,949,707
0.0
2,500,000
(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2025-5C1 C,
6.638%,
03/15/2058 2,596,370
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
36,483,001
(3)(6)
Morgan Stanley Capital
I 2017-HR2 XA,
0.846%,
12/15/2050 $ 476,216
0.0
10,000,000  Morgan Stanley Capital
I Trust 2020-HR8 A4,
2.041%,
07/15/2053 9,069,601
0.1
29,257,336
(3)(6)
Morgan Stanley Capital
I Trust 2021-L6 XA,
1.141%,
06/15/2054 1,042,462
0.0
5,000,000
(2)(3)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 5.157%,
(TSFR1M + 1.397%),
03/15/2039 4,998,987
0.1
8,000,000
(2)(3)
NXPT Commercial
Mortgage Trust 2024-
STOR A, 4.312%,
11/05/2041 7,945,450
0.1
7,500,000
(2)(3)
NYC Commercial
Mortgage Trust 2025-
11X B, 5.843%,
(TSFR1M + 2.093%),
10/15/2040 7,534,658
0.1
6,600,000
(2)(3)
NYC Commercial
Mortgage Trust
2025-28L B, 5.007%,
11/05/2038 6,620,149
0.1
3,500,000
(2)(3)
NYC Commercial
Mortgage Trust 2025-
3BP A, 4.963%,
(TSFR1M + 1.213%),
02/15/2042 3,473,463
0.0
2,000,000
(2)(3)
NYC Commercial
Mortgage Trust 2025-
3BP C, 5.642%,
(TSFR1M + 1.892%),
02/15/2042 1,996,161
0.0
4,000,000
(2)(3)
NYC Trust 2024-3ELV
A, 5.741%, (TSFR1M +
1.991%),
08/15/2029 4,017,880
0.0
2,500,000
(2)(3)
ONNI Commercial
Mortgage Trust 2024-
APT A, 5.567%,
07/15/2039 2,550,608
0.0
10,000,000
(2)(3)
ORL Trust 2024-GLKS
C, 6.042%, (TSFR1M +
2.291%),
12/15/2039 10,047,080
0.1
3,500,000
(2)(3)
PENN Commercial
Mortgage Trust 2025-
P11 B, 5.927%,
08/10/2042 3,611,035
0.0
2,656,437
(2)(3)
PFP Ltd. 2024-11 A,
5.610%, (TSFR1M +
1.832%),
09/17/2039 2,664,816
0.0
1,000,000
(2)(3)
PRM Trust 2025-PRM6
A, 4.480%,
07/05/2033 999,493
0.0
2,000,000
(2)(3)
PRM Trust 2025-PRM6
C, 5.008%,
07/05/2033 2,001,530
0.0
2,000,000
(2)(3)
PRM Trust 2025-PRM6
D, 5.677%,
07/05/2033 2,006,314
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000
(2)(3)
PRM5 Trust 2025-
PRM5 C, 5.000%,
03/10/2033 $ 3,003,497
0.0
8,500,000
(2)(3)
PRM7 Trust 2025-
PRM7 D, 5.661%,
11/10/2042 8,476,502
0.1
5,000,000
(2)(3)
RFM Reremic Trust
2022-FRR1 AB60,
2.326%,
11/08/2049 4,850,706
0.1
19,500,000
(2)(3)
RFM Reremic Trust
2022-FRR1 AB64,
2.179%,
03/01/2050 18,637,950
0.2
6,590,000
(2)(7)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 6,101,547
0.1
10,000,000
(2)(3)
SCG Trust 2025-SNIP
A, 5.250%, (TSFR1M +
1.500%),
09/15/2042 10,030,942
0.1
1,000,000
(2)(3)
SDAL Trust 2025-DAL
A, 6.191%, (TSFR1M +
2.441%),
04/15/2042 1,008,354
0.0
2,500,000
(2)(3)
SDR Commercial
Mortgage Trust 2024-
DSNY B, 5.491%,
(TSFR1M + 1.741%),
05/15/2039 2,497,215
0.0
5,000,000
(2)(3)
SHR Trust 2024-LXRY
A, 5.700%, (TSFR1M +
1.950%),
10/15/2041 5,018,477
0.1
10,000,000
(2)(3)
SMRT 2022-MINI D,
5.701%, (TSFR1M +
1.950%),
01/15/2039 9,975,264
0.1
1,800,000
(2)(3)
STWD LLC 2025-FL4
AS, 5.431%, (TSFR1M
+ 1.700%),
11/19/2042 1,802,809
0.0
1,500,000
(2)(3)
STWD LLC 2025-FL4
B, 5.681%, (TSFR1M +
1.950%),
11/19/2042 1,501,404
0.0
5,000,000
(2)(3)
SWCH Commercial
Mortgage Trust 2025-
DATA B, 5.592%,
(TSFR1M + 1.842%),
02/15/2042 4,964,470
0.1
5,500,000
(2)(3)
SWCH Commercial
Mortgage Trust 2025-
DATA C, 5.842%,
(TSFR1M + 2.092%),
02/15/2042 5,458,520
0.1
4,418,311
(2)
THPT Mortgage Trust
2023-THL A, 6.994%,
12/10/2034 4,475,557
0.1
4,300,000
(2)(3)
TRTX Issuer Ltd.
2025-FL6 A, 5.271%,
(TSFR1M + 1.537%),
09/18/2042 4,311,740
0.1
7,000,000
(2)(3)
VTR Commercial
Mortgage Trust 2025-
STEM A, 5.034%,
10/13/2039 7,024,476
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,750,000
(2)(3)
WCORE Commercial
Mortgage Trust 2024-
CORE A, 5.242%,
(TSFR1M + 1.492%),
11/15/2041 $ 4,761,906
0.1
3,000,000
(2)(3)
WCORE Commercial
Mortgage Trust 2024-
CORE B, 5.592%,
(TSFR1M + 1.842%),
11/15/2041 3,015,673
0.0
4,000,000
(3)
Wells Fargo
Commercial Mortgage
Trust 2017-C41 B,
4.188%,
11/15/2050 3,849,170
0.0
1,800,000  Wells Fargo
Commercial Mortgage
Trust 2017-RC1 C,
4.591%,
01/15/2060 1,740,572
0.0
4,000,000  Wells Fargo
Commercial Mortgage
Trust 2019-C54 C,
3.810%,
12/15/2052 3,580,481
0.0
5,000,000  Wells Fargo
Commercial Mortgage
Trust 2021-C59 C,
3.284%,
04/15/2054 4,166,709
0.0
5,000,000  Wells Fargo
Commercial Mortgage
Trust 2024-5C1 AS,
6.520%,
07/15/2057 5,247,413
0.1
1,250,000
(3)
Wells Fargo
Commercial Mortgage
Trust 2025-5C5 C,
6.014%,
07/15/2058 1,264,174
0.0
6,000,000
(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2025-B33RP A,
5.100%, (TSFR1M +
1.350%),
08/15/2042 6,005,778
0.1
3,500,000
(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2025-B33RP C,
5.750%, (TSFR1M +
2.000%),
08/15/2042 3,503,517
0.0
2,000,000
(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2025-DWHP B,
6.591%, (TSFR1M +
2.841%),
04/15/2038 2,007,414
0.0
3,090,000
(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2025-VTT B,
5.492%,
03/15/2038 3,109,611
0.0
3,960,000
(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2025-VTT C,
5.834%,
03/15/2038 3,979,958
0.0
2,741,336
(2)(3)
WFLD Mortgage
Trust 2014-MONT A,
3.755%,
08/10/2031 2,652,044
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,124,493
(3)
WFRBS Commercial
Mortgage Trust 2014-
C21 B, 4.213%,
08/15/2047 $ 5,016,891
0.1
5,000,000
(2)(3)
WHARF Commercial
Mortgage Trust
2025-DC A, 5.349%,
07/15/2040 5,143,280
0.1
7,000,000
(2)
WSTN Trust 2023-
MAUI A, 6.297%,
07/05/2037 7,131,446
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $974,418,064)
988,399,975
10.0
SOVEREIGN BONDS : 2.0%
BRL
612,211
(8)
Brazil Letras do
Tesouro Nacional LTN,
15.084
%,
01/01/2026 111,598,846
1.1
4,825,000  Brazilian Government
International Bond,
6.125
%,
03/15/2034 4,885,313
0.1
6,075,000  Brazilian Government
International Bond,
6.625
%,
03/15/2035 6,278,512
0.1
3,125,000  Brazilian Government
International Bond,
7.125
%,
05/13/2054 3,108,594
0.0
1,000,000  Colombia Government
International Bond,
3.125
%,
04/15/2031 870,000
0.0
1,737,000  Colombia Government
International Bond,
7.750
%,
11/07/2036 1,815,165
0.0
3,764,000  Colombia Government
International Bond,
8.000
%,
11/14/2035 4,019,952
0.0
3,000,000
(1)
Colombia Government
International Bond,
8.375
%,
11/07/2054 3,189,000
0.0
7,375,000
(2)
Dominican Republic
International Bond,
6.950
%,
03/15/2037 7,950,250
0.1
4,100,000
(2)
Guatemala Government
Bond,
6.050
%,
08/06/2031 4,291,716
0.1
2,025,000
(2)
Guatemala Government
Bond,
6.550
%,
02/06/2037 2,162,700
0.0
3,927,000  Mexico Government
International Bond,
5.850
%,
07/02/2032 4,048,737
0.1
3,199,000  Mexico Government
International Bond,
6.625
%,
01/29/2038 3,348,553
0.0
5,523,000  Mexico Government
International Bond,
6.875
%,
05/13/2037 5,908,229
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
1,940,000  Mexico Government
International Bond,
7.375
%,
05/13/2055 $ 2,093,260
0.0
1,200,000  Panama Government
International Bond,
3.298
%,
01/19/2033 1,057,080
0.0
2,760,000  Panama Government
International Bond,
7.500
%,
03/01/2031 3,066,360
0.0
3,610,000
(1)
Panama Government
International Bond,
8.000
%,
03/01/2038 4,230,920
0.1
5,125,000
(2)
Republic of South
Africa Government
International Bond,
7.100
%,
11/19/2036 5,510,349
0.1
2,475,000
(1)(2)
Republic of South
Africa Government
International Bond,
7.950
%,
11/19/2054 2,668,050
0.0
2,800,000  Republic of South
Africa Government
International Bond 10Y,
5.875
%,
04/20/2032 2,885,414
0.0
6,258,000
(2)
Romanian Government
International Bond,
5.750
%,
03/24/2035 6,198,400
0.1
334,404
(2)(9)
Ukraine Government
International Bond,
0.010
% (Step Rate @
3.000% on 02/01/2027),
02/01/2030 198,970
0.0
1,249,625
(2)(9)
Ukraine Government
International Bond,
0.010
% (Step Rate @
3.000% on 02/01/2027),
02/01/2034 596,696
0.0
1,056,019
(2)(9)
Ukraine Government
International Bond,
0.010
% (Step Rate @
3.000% on 02/01/2027),
02/01/2035 601,931
0.0
880,015
(2)(9)
Ukraine Government
International Bond,
0.010
% (Step Rate @
3.000% on 02/01/2027),
02/01/2036 499,409
0.0
1,163,381
(2)(9)
Ukraine Government
International Bond,
4.500
% (Step Rate @
6.000% on 01/02/2027),
02/01/2029 875,444
0.0
2,324,212
(2)(9)
Ukraine Government
International Bond,
4.500
% (Step Rate @
6.000% on 01/02/2027),
02/01/2034 1,423,580
0.0
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
2,033,233
(2)(9)
Ukraine Government
International Bond,
4.500
% (Step Rate @
6.000% on 01/02/2027),
02/01/2035 $ 1,219,940
0.0
601,039
(2)(9)
Ukraine Government
International Bond,
4.500
% (Step Rate @
6.000% on 01/02/2027),
02/01/2036 354,613
0.0
Total Sovereign Bonds
(Cost $172,065,606)
196,955,983
2.0
BANK LOANS : 0.0%
Consumer, Non-cyclical : 0.0%
3,000,000
(10)
Camelot US Acquisition
I Co., Term Loan B-1,
01/31/2031 2,966,250
0.0
Financial : 0.0%
3,000,000
(10)
Focus Financial
Partners LLC, Tranche
B Incremental Term
Loan,
09/15/2031 3,008,673
0.0
Total Bank Loans
(Cost $5,962,757)
5,974,923
0.0
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 1.0%
1,995,000
(11)
Voya Ultra Short
Income ETF
100,129,050
1.0
Total Exchange-Traded
Funds
(Cost $99,750,000)
100,129,050
1.0
PURCHASED OPTIONS
(12)
: 0.0%
Total Purchased
Options
(Cost $571,980)
18,652
0.0
Total Long-Term
Investments
(Cost $9,316,384,227)
9,236,586,656
93.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 14.9%
Commercial Paper : 10.8%
53,000,000  American Electric
Power Co., Inc.,
3.890
%,
01/13/2026 52,926,590
0.5
74,500,000  American Electric
Power Co., Inc.,
3.900
%,
01/14/2026 74,388,794
0.7
19,600,000  American Honda
Finance Corp.,
3.870
%,
01/08/2026 19,583,369
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
20,000,000  American Honda
Finance Corp.,
3.870
%,
01/09/2026 $ 19,980,916
0.2
4,850,000
(13)
ANZ Banking Group
Ltd.,
4.460
%,
04/20/2026 4,850,542
0.0
60,000,000
AutoZone, Inc.,
3.820
%,
01/06/2026 59,962,356
0.6
4,900,000
(13)
Bank of Nova Scotia,
4.330
%,
03/03/2026 4,900,840
0.0
11,200,000  Barton Capital S.A.,
3.790
%,
01/06/2026 11,193,027
0.1
9,000,000  Barton Capital S.A.,
3.820
%,
02/02/2026 8,969,054
0.1
30,000,000  Barton Capital S.A.,
3.930
%,
01/09/2026 29,970,930
0.3
4,950,000
(13)
Commonwealth Bank
of Australia,
4.530
%,
02/25/2026 4,950,683
0.0
50,000,000  Concord Minutemen
Capital Co. LLC,
3.800
%,
01/09/2026 49,953,240
0.5
25,000,000  Concord Minutemen
Capital Co. LLC,
3.800
%,
01/16/2026 24,958,400
0.3
89,000,000  Consolidated Edison,
Inc.,
3.930
%,
02/12/2026 88,590,119
0.9
16,300,000  Dominion Energy, Inc.,
3.900
%,
01/21/2026 16,263,521
0.2
14,000,000  Duke Energy Co.,
3.860
%,
02/09/2026 13,941,096
0.1
7,000,000  Duke Energy Corp.,
3.860
%,
02/05/2026 6,973,484
0.1
100,000,000  Enbridge (US) Inc.,
3.900
%,
01/15/2026 99,839,960
1.0
25,000,000
Entergy Corp.,
3.960
%,
03/09/2026 24,816,997
0.2
20,000,000
Equifax, Inc.,
3.900
%,
01/16/2026 19,965,836
0.2
5,100,000
(13)
HSBC Bank PLC,
4.000
%,
06/17/2026 5,106,401
0.1
5,000,000
(13)
Macquarie Bank Ltd.,
3.920
%,
04/07/2026 5,001,011
0.1
20,000,000  McCormick & Co., Inc.,
3.900
%,
01/16/2026 19,965,836
0.2
6,750,000  Mondelez International,
Inc.,
3.870
%,
01/06/2026 6,745,709
0.1
2,350,000  Mondelez International,
Inc.,
3.870
%,
01/08/2026 2,348,008
0.0
8,000,000  Mondelez International,
Inc.,
3.880
%,
01/07/2026 7,994,058
0.1
4,800,000
(13)
National Australia
Bank Ltd.,
4.320
%,
03/06/2026 4,800,664
0.0
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
4,900,000
(13)
National Bank of
Canada,
4.650
%,
02/04/2026 $ 4,901,014
0.0
25,400,000
Oracle Corp.,
3.900
%,
01/15/2026 25,359,388
0.3
50,000,000
Oracle Corp.,
3.900
%,
01/16/2026 49,914,675
0.5
40,000,000  Parker-Hannifin Corp.,
3.890
%,
01/12/2026 39,948,920
0.4
15,000,000  Parker-Hannifin Corp.,
3.900
%,
01/29/2026 14,953,693
0.1
25,000,000  Parker-Hannifin Corp.,
3.910
%,
02/12/2026 24,885,502
0.3
20,000,000  Parker-Hannifin Corp.,
3.920
%,
03/06/2026 19,861,514
0.2
5,000,000
(13)
Royal Bank of Canada,
4.320
%,
03/10/2026 5,000,019
0.1
35,000,000  Simon Property
Group, Inc.,
3.890
%,
01/12/2026 34,955,280
0.4
25,000,000  Simon Property
Group, Inc.,
3.930
%,
01/23/2026 24,938,320
0.3
1,225,000
(13)
Sumitomo Mitsui
Banking Corp.,
3.850
%,
03/30/2026 1,213,461
0.0
4,850,000
(13)
Svenska
Handelsbanken AB,
4.320
%,
03/23/2026 4,853,301
0.0
23,000,000
Sysco Corp.,
3.900
%,
02/17/2026 22,882,730
0.2
15,000,000
Sysco Corp.,
3.900
%,
02/18/2026 14,921,934
0.1
50,000,000
Sysco Corp.,
3.900
%,
02/20/2026 49,729,205
0.5
30,000,000  Toronto-Dominion Bank,
3.850
%,
03/16/2026 29,764,338
0.3
5,000,000
(13)
TotalEnergies Capital
S.A.,
4.380
%,
01/20/2026 4,989,632
0.1
5,250,000
(13)
United Overseas
Bank Ltd.,
4.010
%,
01/14/2026 5,250,087
0.1
6,450,000
(13)
Westpac Banking Corp.,
3.820
%,
01/02/2026 6,450,072
0.1
Total Commercial Paper
(Cost $1,073,738,572)
1,073,714,526
10.8
Certificates of Deposits : 1.2%
5,000,000
(13)
Bank of America N.A.,
4.540
%,
02/09/2026 5,001,766
0.1
5,000,000
(13)
Bank of Montreal,
4.157
%,
03/09/2026 5,000,789
0.1
1,850,000
(3)(13)
Barclays Bank PLC,
3.943
%, (SOFRRATE +
0.250%),
04/22/2026 1,850,376
0.0
3,900,000
(13)
BNP Paribas S.A.,
4.234
%,
02/26/2026 3,901,747
0.0
1,000,000
(13)
BNP Paribas S.A.,
4.330
%,
03/16/2026 1,000,633
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Certificates of Deposits (continued)
5,250,000
(13)
Canadian Imperial Bank
of Commerce,
4.275
%,
02/04/2026 $ 5,251,153
0.1
4,950,000
(13)
Credit Agricole
Corporate and
Investment Bank,
4.276
%,
04/14/2026 4,954,089
0.0
5,050,000
(13)
Credit Industriel et
Commercial S.A.,
4.171
%,
03/16/2026 5,053,242
0.1
2,800,000
(13)
DZ Bank AG,
4.161
%,
02/13/2026 2,800,349
0.0
1,400,000
(13)
Landesbank Baden-
Wurttemberg,
4.175
%,
03/11/2026 1,400,833
0.0
3,550,000
(13)
Landesbank Baden-
Wurttemberg,
4.199
%,
05/18/2026 3,553,818
0.0
4,950,000
(13)
Landesbank
Hessen Thueringen
Girozentrale,
4.390
%,
01/21/2026 4,951,797
0.0
1,200,000
(13)
Mitsubishi UFJ Trust &
Banking Corp.,
4.340
%,
03/25/2026 1,200,920
0.0
1,400,000
(13)
Mitsubishi UFJ Trust &
Banking Corp.,
4.375
%,
03/04/2026 1,400,749
0.0
1,600,000
(13)
Mitsubishi UFJ Trust &
Banking Corp.,
4.463
%,
03/11/2026 1,600,666
0.0
4,000,000
(3)(13)
Mizuho Bank Ltd.,
3.990
%, (SOFRRATE +
0.250%),
01/27/2026 4,000,490
0.0
900,000
(13)
Mizuho Bank Ltd.,
4.201
%,
03/03/2026 900,153
0.0
700,000
(13)
MUFG Bank Ltd.,
4.323
%,
03/16/2026 700,456
0.0
4,950,000
(3)(13)
Natixis S.A.,
3.914
%,
(SOFRRATE +
0.200%),
03/09/2026 4,951,061
0.0
1,750,000
(13)
Oversea Chinese
Banking Corp. Ltd.,
4.202
%,
05/22/2026 1,751,956
0.0
3,200,000
(3)(13)
Oversea-Chinese
Banking Corporation
Ltd.,
4.067
%,
(SOFRRATE +
0.200%),
02/13/2026 3,200,432
0.0
5,000,000
(13)
Societe Generale S.A.,
4.219
%,
05/12/2026 5,005,594
0.1
4,800,000
(3)(13)
Standard Chartered
Bank,
4.070
%,
(SOFRRATE +
0.380%),
01/22/2026 4,800,872
0.0
5,000,000
(13)
Sumitomo Mitsui
Banking Corp.,
4.177
%,
03/06/2026 5,001,047
0.1
5,400,000
(13)
Swedbank AB,
3.910
%,
02/20/2026 5,400,775
0.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Certificates of Deposits (continued)
25,000,000  Toronto-Dominion Bank,
3.910
%,
03/11/2026 $ 25,005,394
0.4
5,050,000
(13)
Toronto-Dominion Bank,
4.157
%,
02/19/2026 5,050,977
0.1
Total Certificates of
Deposits
(Cost $114,686,741)
114,692,134
1.2
Repurchase Agreements : 2.8%
15,361,321
(13)
Bethesda Securities,
Repurchase
Agreement dated
12/31/2025, 3.920%,
due 01/02/2026
(Repurchase Amount
$15,364,621,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 3.000%-
4.810%, Market Value
plus accrued interest
$15,668,547, due
10/01/27-10/01/55)
15,361,321
0.2
59,741,000
(13)
Citadel Securities
LLC, Repurchase
Agreement dated
12/31/2025, 3.940%,
due 01/02/2026
(Repurchase Amount
$59,753,898,
collateralized by various
U.S. Government
Securities, 0.000%-
5.250%, Market Value
plus accrued interest
$60,952,708, due
01/31/26-11/15/55)
59,741,000
0.6
25,576,706
(13)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
12/31/2025, 3.820%,
due 01/02/2026
(Repurchase Amount
$25,582,060,
collateralized by various
U.S. Government
Securities, 1.250%-
4.625%, Market Value
plus accrued interest
$26,088,241, due
08/15/31-11/15/49)
25,576,706
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
3,701,493
(13)
Jefferies LLC,
Repurchase
Agreement dated
12/31/2025, 3.880%,
due 01/02/2026
(Repurchase
Amount $3,702,280,
collateralized by various
U.S. Government
Agency Obligations,
0.000%-4.180%, Market
Value plus accrued
interest $3,775,558, due
03/06/26-12/24/30)
$ 3,701,493
0.0
4,267,341
(13)
Jefferies LLC,
Repurchase
Agreement dated
12/31/2025, 3.860%,
due 01/02/2026
(Repurchase
Amount $4,268,244,
collateralized by various
U.S. Government
Securities, 1.625%-
4.000%, Market Value
plus accrued interest
$4,352,688, due
01/15/27-04/15/30)
4,267,341
0.0
5,145,128
(13)
Jefferies LLC,
Repurchase
Agreement dated
12/31/2025, 3.900%,
due 01/02/2026
(Repurchase
Amount $5,146,228,
collateralized by various
U.S. Government
Agency Obligations,
5.000%-7.000%, Market
Value plus accrued
interest $5,248,031, due
10/20/52-03/15/66)
5,145,128
0.1
31,205,493
(13)
Marex Capital Markets
Inc., Repurchase
Agreement dated
12/31/2025, 3.920%,
due 01/02/2026
(Repurchase Amount
$31,212,196,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$31,829,605, due
04/09/26-01/01/56)
31,205,493
0.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
36,459,811
(13)
Mirae Asset Securities
(USA), Inc., Repurchase
Agreement dated
12/31/2025, 3.910%,
due 01/02/2026
(Repurchase Amount
$36,467,622,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$37,197,085, due
01/29/26-12/01/55)
$ 36,459,811
0.4
92,431,430
(13)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
12/31/2025, 3.970%,
due 01/02/2026
(Repurchase Amount
$92,451,537,
collateralized by various
U.S. Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$93,992,009, due
04/15/28-02/15/55)
92,431,430
0.9
Total Repurchase
Agreements
(Cost $273,889,723)
273,889,723
2.8
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.1%
10,181,000
(14)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.690%
(Cost $10,181,000) $ 10,181,000 0.1
Total Short-Term
Investments
(Cost $1,472,496,036)
1,472,477,383
14.9
Total Investments in
Securities
(Cost $10,788,880,263) $ 10,709,064,039 108.0
Liabilities in Excess of
Other Assets
(791,754,899) (8.0)
Net Assets $ 9,917,309,140 100.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2025.
(4)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(5)
Represents or includes a TBA transaction.
(6)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(8)
Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2025.
(9)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31,
2025.
(10)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(11)
Investment in affiliate.
(12)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(13)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(14)
Rate shown is the 7-day yield as of December 31, 2025.
Currency Abbreviations:
BRL Brazilian Real
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
RFUCCT1Y FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A 30-day Secured Overnight Financing Rate
SOFRRATE 1-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0001M 1-month LIBOR

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 2,609,660,168 $ — $ 2,609,660,168
U.S. Government Agency Obligations — 1,677,105,669 — 1,677,105,669
Collateralized Mortgage Obligations — 1,435,652,871 — 1,435,652,871
Asset-Backed Securities — 1,153,739,765 — 1,153,739,765
U.S. Treasury Obligations — 1,068,949,600 — 1,068,949,600
Commercial Mortgage-Backed Securities — 988,399,975 — 988,399,975
Sovereign Bonds — 196,955,983 — 196,955,983
Exchange-Traded Funds 100,129,050 — — 100,129,050
Bank Loans — 5,974,923 — 5,974,923
Purchased Options — 18,652 — 18,652
Short-Term Investments 10,181,000 1,462,296,383 — 1,472,477,383
Total Investments, at fair value $ 110,310,050 $ 10,598,753,989 $ — $ 10,709,064,039
Other Financial Instruments+
Forward Foreign Currency Contracts — 990,830 — 990,830
Forward Premium Swaptions — 4,083,864 — 4,083,864
Futures 510,644 — — 510,644
OTC total return swaps — 30,609 — 30,609
Total Assets $ 110,820,694 $ 10,603,859,292 $ — $ 10,714,679,986
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps $ — $ (10,084) $ — $ (10,084)
Forward Foreign Currency Contracts — (15,273,561) — (15,273,561)
Forward Premium Swaptions — (1,176,113) — (1,176,113)
Futures (12,108,173) — — (12,108,173)
Written Options — (119,587) — (119,587)
Total Liabilities $ (12,108,173) $ (16,579,345) $ — $ (28,687,518)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended December 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 3/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
12/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Ultra Short Income ETF
$ — $ 99,750,000 $ — $ 379,050 $ 100,129,050 $ 495,073 $ — $ —
$ — $ 99,750,000 $ — $ 379,050 $ 100,129,050 $ 495,073 $ — $ —
The financial statements for the above mutual fund[s] and ETF can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended December 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 3/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
12/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Ultra Short Income ETF
$ — $ 99,750,000 $ — $ 379,050 $ 100,129,050 $ 495,073 $ — $ —
$ — $ 99,750,000 $ — $ 379,050 $ 100,129,050 $ 495,073 $ — $ —
The financial statements for the above mutual fund[s] and ETF can be found at www.sec.gov.
At December 31, 2025, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 949,283 USD 1,119,582 Bank of America N.A. 01/23/26 $ (2,838)
EUR 1,532,665 USD 1,806,231 Bank of America N.A. 01/23/26 (3,190)
BRL 1,389,452 USD 254,406 Barclays Bank PLC 01/09/26 (1,322)
USD 18,535,651 MXN 347,358,498 Barclays Bank PLC 01/09/26 (740,573)
USD 15,000,000 BRL 82,785,000 Barclays Bank PLC 02/03/26 19,634
EUR 4,317,738 USD 5,073,045 BNP Paribas 01/23/26 6,381
USD 3,929,434 EUR 3,346,898 Citibank N.A. 01/23/26 (7,886)
USD 98,355,049 BRL 612,211,000 Goldman Sachs International 01/05/26 (13,277,387)
MXN 699,039,387 USD 38,067,820 Goldman Sachs International 01/09/26 724,495
USD 7,627,377 MXN 141,144,616 Goldman Sachs International 01/09/26 (205,266)
EUR 3,837,430 USD 4,524,264 Goldman Sachs International 01/23/26 (9,878)
USD 8,147,624 EUR 6,972,303 Goldman Sachs International 01/23/26 (54,655)
USD 95,973,000 BRL 531,738,407 Goldman Sachs International 02/03/26 (247,767)
USD 18,553,426 MXN 347,358,498 Morgan Stanley Capital Services LLC 01/09/26 (722,799)
MXN 139,021,802 USD 7,477,259 Standard Chartered Bank 01/09/26 237,582
EUR 272,136 USD 317,405 Standard Chartered Bank 01/23/26 2,738
$ (14,282,731)
At December 31, 2025, the following futures contracts were outstanding for Voya Intermediate Bond Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 3,047 03/31/26 $ 636,180,273 $ (1,317)
U.S. Treasury 5-Year Note 3,144 03/31/26 343,653,938 (103,116)
U.S. Treasury 10-Year Note 3,144 03/20/26 353,503,500 469,963
U.S. Treasury Long Bond 4,651 03/20/26 537,626,531 (4,521,029)
U.S. Treasury Ultra 10-Year Note 676 03/20/26 77,750,563 40,681
U.S. Treasury Ultra Long Bond 4,085 03/20/26 482,030,000 (7,482,711)
$ 2,430,744,805 $ (11,597,529)

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
At December 31, 2025, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Receive 1-day Secured Overnight Financing Rate Annual 3.388 % Annual 12/14/28 USD 287,806,000 $ (10,084) $ (10,084)
Receive 1-day Secured Overnight Financing Rate Annual 4.155 Annual 01/05/57 USD 8,079,562 — —
$ (10,084) $ (10,084)
At December 31, 2025, the following OTC total return swaps were outstanding for Voya Intermediate Bond Fund:
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
Markit iBoxx USD
Liquid Leveraged
Loan Index Monthly
(1-day
Secured
Overnight
Financing
Rate) Monthly BNP Paribas 06/20/26 USD 12,000,000 $ 30,609 $ (1,220) $ 31,829
$ 30,609 $ (1,220) $ 31,829
(1)
The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
At December 31, 2025, the following OTC written credit default swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty Reference Entity
Exercise
Rate
(Pay)/
Receive
Fixed
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Premiums
Received
Fair
Value
Put on 5-Year
Credit Default
Swap BNP Paribas
CDX North American
High Yield, Series 45,
Version 2 105.00% 5.000 % Quarterly 01/21/26 USD 100,000,000 $ 865,000 $ (55,539)
Put on 5-Year
Credit Default
Swap
Royal Bank of
Canada
CDX North American
High Yield, Series 45,
Version 2 105.00 5.000 Quarterly 01/21/26 USD 100,000,000 811,000 (55,538)
$ 1,676,000 $ (111,077)
At December 31, 2025, the following OTC purchased interest rate swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Call on 5-Year Interest
Rate Swap
(1)
Morgan Stanley
Capital Services
LLC Receive 2.500% 6-month EUR-EURIBOR 05/20/26 EUR 102,426,000 $ 571,980 $ 18,652
$ 571,980 $ 18,652
At December 31, 2025, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 10-Year Interest
Rate Swap
(2)
Morgan Stanley
Capital Services LLC Pay 2.300% 6-month EUR-EURIBOR 05/20/26 EUR 51,213,000 $ 421,763 $ (8,510)
$ 421,763 $ (8,510)

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
At December 31, 2025, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 39,935,000 $ (6,988,625) $ 315,594
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.700% Receive
1-day Secured Overnight
Financing Rate 05/28/27 USD 66,490,400 (11,768,801) 427,593
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 61,700,000 (11,106,000) 228,990
Put on 30-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 4.650% Pay
1-day Secured Overnight
Financing Rate 08/30/27 USD 53,684,800 (2,503,859) (365,087)
$ (32,367,285) $ 607,090
At December 31, 2025, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 3.860% Pay
1-day Secured Overnight
Financing Rate 11/08/27 USD 26,842,400 $ 1,033,432 $ 263,243
Call on 1-Year Interest
Rate Swap Deutsche Bank AG 3.160% Pay
1-day Secured Overnight
Financing Rate 09/23/27 USD 268,424,000 1,253,540 325,779
Call on 1-Year Interest
Rate Swap Deutsche Bank AG 2.500% Pay
1-day Secured Overnight
Financing Rate 09/25/26 USD 529,540,000 614,267 221,635
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.343% Pay
1-day Secured Overnight
Financing Rate 12/16/27 USD 134,212,500 624,088 41,622
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.161% Pay
1-day Secured Overnight
Financing Rate 11/22/27 USD 268,424,000 1,261,593 310,537
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.170% Pay
1-day Secured Overnight
Financing Rate 08/23/27 USD 134,212,000 679,448 212,383
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.250% Pay
1-day Secured Overnight
Financing Rate 08/12/27 USD 268,425,000 1,335,414 317,101
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.250% Pay
1-day Secured Overnight
Financing Rate 08/12/27 USD 134,212,000 671,060 161,731
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.254% Pay
1-day Secured Overnight
Financing Rate 06/30/27 USD 134,212,000 513,361 —
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.108% Pay
1-day Secured Overnight
Financing Rate 11/19/26 USD 134,212,000 446,255 107,765
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.109% Pay
1-day Secured Overnight
Financing Rate 11/19/26 USD 134,212,000 446,255 106,961
Call on 1-Year Interest
Rate Swap
Nomura Global
Financial Products
Inc. 3.123% Pay
1-day Secured Overnight
Financing Rate 10/25/27 USD 268,424,000 1,251,527 (225,923)
Call on 30-Year
Interest Rate Swap Deutsche Bank AG 4.135% Pay
1-day Secured Overnight
Financing Rate 12/18/26 USD 26,842,400 1,379,699 196,446
Put on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 3.860% Receive
1-day Secured Overnight
Financing Rate 11/08/27 USD 26,842,400 1,033,433 (125,290)
Put on 1-Year Interest
Rate Swap Deutsche Bank AG 3.160% Receive
1-day Secured Overnight
Financing Rate 09/23/27 USD 268,424,000 1,253,540 (112,576)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.343% Receive
1-day Secured Overnight
Financing Rate 12/16/27 USD 134,212,500 624,088 (13,150)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.161% Receive
1-day Secured Overnight
Financing Rate 11/22/27 USD 268,424,000 1,261,593 (211,766)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.600% Receive
1-day Secured Overnight
Financing Rate 08/30/27 USD 966,326,400 2,754,030 (29,022)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.170% Receive
1-day Secured Overnight
Financing Rate 08/23/27 USD 134,212,000 679,448 30,902
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.250% Receive
1-day Secured Overnight
Financing Rate 08/12/27 USD 268,425,000 1,335,414 168,188
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.250% Receive
1-day Secured Overnight
Financing Rate 08/12/27 USD 134,212,000 671,060 87,275
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.254% Receive
1-day Secured Overnight
Financing Rate 06/30/27 USD 134,212,000 513,361 —
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.108% Receive
1-day Secured Overnight
Financing Rate 11/19/26 USD 134,212,000 446,255 14,688
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.109% Receive
1-day Secured Overnight
Financing Rate 11/19/26 USD 134,212,000 446,255 15,801

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Fund
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Put on 1-Year Interest
Rate Swap
Nomura Global
Financial Products
Inc. 3.123% Receive
1-day Secured Overnight
Financing Rate 10/25/27 USD 268,424,000 $ 1,251,527 $ 350,653
Put on 1-Year Interest
Rate Swap
Nomura Global
Financial Products
Inc. 3.631% Receive
1-day Secured Overnight
Financing Rate 09/08/26 USD 529,545,000 503,068 122,753
Put on 1-Year Interest
Rate Swap
Nomura Global
Financial Products
Inc. 3.622% Receive
1-day Secured Overnight
Financing Rate 09/08/26 USD 264,770,000 251,532 56,224
Put on 30-Year
Interest Rate Swap Deutsche Bank AG 4.135% Receive
1-day Secured Overnight
Financing Rate 12/18/26 USD 26,842,400 1,379,699 (93,299)
$ 25,914,242 $ 2,300,661
(1)
Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
BRL
—
Brazilian Real
EUR
—
EU Euro
MXN
—
Mexican Peso
USD
—
United States Dollar
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 165,709,068
Gross Unrealized Depreciation (245,525,292)
Net Unrealized Depreciation $ (79,816,224)